UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Edward S. Garlock, Esq.

Payden & Rygel

333 South Grand Avenue, Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: 213-625-1900

Date of fiscal year end: October 31, 2005

Date of reporting period: April 30, 2005

ITEM 1. REPORT TO SHAREHOLDERS

APRIL 30, 2005

SEMI- ANNUAL REPORT 2005

i	Morningstar Ratings™

ii	Management Discussion and Analysis

1	Portfolio Highlights & Investments

27	Statements of Assets & Liabilities

31	Statements of Operations

35	Statements of Changes in Net Assets

43	Notes to Financial Statements

48	Financial Highlights

57	Fund Expenses

59	Trustees & Officers

Semi-Annual Report

April 30, 2005

	Overall	3 Year Rating	5 Year Rating	10 Year Rating	Morningstar Category	Number of Funds
Paydenfund						Overall/ 3 Year	5 Year	10 Year
Core Bond		4	4	3	Intermediate-term bond	740	549	282

GNMA		4	4		Intermediate government	303	249

Opportunity Bond		3	4		Intermediate-term bond	740	549

U.S. Government		4	4	4	Short government	150	132	95

An overall rating is based on a weighted average of the fund’s ratings for the three-, five-, and ten-year periods, if applicable. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a funds monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars and the next 22.5% receive four stars. Highly rated funds are defined as those that have a four or five star Morningstar rating. Data provided by Morningstar, Inc. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Morningstar is a registered trademark of Morningstar, Inc. and is not affiliated with Paydenfunds.

i

MANAGEMENT DISCUSSION AND ANALYSIS

Short Duration Strategies

Higher oil prices and a falling dollar spurred expectations of accelerated inflation. To combat these concerns, the Federal Reserve Board continued its “measured pace” of interest rate hikes, and it has now raised its target overnight lending rate eight times since June of 2004. The rate reached 2.75% on March 22nd and is widely expected to approach 3.5% by the summer of 2005.

As interest rates rose, we shortened the average maturity of the Bunker Hill Money Market Fund even further. With a very short maturity profile, we were able to reinvest maturities into higher yielding securities, increasing the income of the Fund. In addition, we added more return by swapping between U.S. Treasury Bills and Agency Discount Notes. As a result, the Fund outperformed its benchmark, the Lipper Money Market Average, for the six-month period ended April 30, 2005, returning 1.05% versus 0.75%.

Allocations to asset-backed and mortgage-backed securities enhanced the return of the Limited Maturity Fund. However, in this rapidly rising interest rate environment, the Fund’s maturities beyond three months detracted from performance. The Limited Maturity Fund returned 0.85%, while its benchmark, the Merrill Lynch 90-day Treasury Bill Index, returned 1.15% for the six-month period ended April 30, 2005.

For the Short Bond Fund, the mortgage-backed and asset-backed securities also contributed positively to performance by generating higher income. These holdings produced an excess return of 0.35% versus U.S. Treasuries during the six months ended April 30, 2005. However, exposure to the credit sector negatively affected performance. The Fund retuned -0.01% versus the benchmark, the Merrill Lynch 1-3 Year Treasury Index, which returned 0.01% for the six-month period ended April 30, 2005.

The U.S. Government Fund adopted a “barbell” strategy by decreasing exposure to three-year maturities and increasing exposure to money market and seven-year maturities. This strategy was rewarded as shorter maturity yields rose faster than intermediate maturities. As a result, the money market holdings were reinvested at higher yields, while the seven-year holdings lost less in value relative to the three-year holdings that were sold. For the six-month period ended April 30, 2005 the U.S. Government Fund outperformed its benchmark, the Merrill Lynch 1-5 Year Treasury Index, generating -0.12% in return versus -0.20% for the benchmark.

Intermediate Duration Strategies

The GNMA market continues to be well supported by foreign investors, as well as by investors who are avoiding conventional mortgage-backed securities due to the uncertainty surrounding FNMA and FHLMC. The Fund’s managers flattening bias and underweight short maturity U.S. Treasuries enhanced performance over the six months ended April 30, 2005. The Fund’s managers believe the GNMA market offers good relative value today as nominal yield spreads are at the wider end of the curve over the last six months. The GNMA Fund returned 1.58% over the six-month period ended April 30, 2005, beating its benchmark, the Merrill Lynch GNMA Master Index, which returned 1.50% over the same period.

For the six-month period ended April 30, 2005, the Real Return Fund generated a return of 2.40% versus the benchmark Lehman U.S. TIPS Index return of 3.09%. Inflation indexed U.S. Treasuries performed well for the period, outperforming regular coupon U.S. Treasuries by about 2%. With record high oil prices, generally higher commodity prices across the board, a weaker dollar, and more hawkish inflation comments from the Federal Reserve Board, expectations of future inflation rose, sending TIPS prices up. Despite solid absolute performance, the Fund underperformed for the period due to interest rate strategies and certain short-term instruments held in the Fund.

For the six-month period ended April 30, 2005, the Core Bond Fund underperformed its benchmark, the Lehman Aggregate Bond Index, generating a return of -0.28% versus 0.98%. The U.S. economy performed as expected in the first quarter of 2005. Economic growth continued to be moderate, inflation remained benign, and the labor market showed gradual improvement. Despite the unsurprising data, U.S. Treasury market volatility increased in March following record high oil prices and more hawkish comments on inflation from the Federal Reserve Board. By the end of the calendar quarter, the yield on the 10-year U.S. Treasury had increased 25 basis points, resulting in negative total returns in all sectors. The Fund’s managers gradually built a long duration position as interest rates increased, hurting relative performance. However, interest rates are still within our longer-term forecasted range of 4% to 5%. Credit markets received a second surprise in mid-March after General Motors (GM) announced lower earnings guidance.

This led to a significant widening of yield spreads on both Ford and GM bonds, which hurt relative performance due to our overweight in the auto sector. Looking forward, we continue to believe that inflation will remain benign and the Federal Reserve Board will reach the end of its tightening cycle this year.

In addition to traditional investment-grade fixed income sectors, the Opportunity Bond Fund also invests in below investment-grade sectors, such as high-yield and emerging markets. These sectors generally underperformed during the six-month period ended April 30, 2005, negatively impacting the Fund’s performance of -0.76%, versus the 0.98% return of the benchmark, the Lehman Aggregate Bond Index. Despite good performance early in the period, both the high-yield and emerging markets were also affected by U.S. Treasury market volatility. Although emerging market specific news was generally favorable, including S&P’s upgrade of Russia to investment-grade, heightened investor risk aversion demanded higher risk premiums, pushing prices down. The high-yield market has continued to function smoothly, even as it lagged due to rising inflation fears, higher interest rates, and weakness in the emerging markets and investment grade credit.

High-Yield Strategies

The United States high-yield bond market got off to a strong start during the six-month period ended April 30, 2005. Helped by robust equity markets and an improved geo-political climate, the high-yield market generated strong returns during the last two months of 2004. However, performance began to suffer in March 2005 after General Motors (GM) announced that it would suffer a significant earnings shortfall in 2005. This news and other negative pronouncements from the automotive sector caused repricing of the entire auto sector and bonds of both GM and Ford Motor to decline significantly. Fear over how the market would absorb a very significant amount of debt in the event both the GM/GMAC complex and the Ford Motor/FMCC complex were downgraded to high-yield land roiled the market. These fears along with a softening economy and higher crude oil prices caused a material increase in risk aversion and high-yield bond yield spreads widened significantly from near-historical tight levels at the end of February. The high-yield market declined in both March and April, despite solid market fundamentals of good first quarter earnings and stable default levels.

For the six-month period ended April 30, 2005, the High Income Fund returned -1.23%. The Fund underperformed its benchmark the Merrill Lynch High Yield Index, which returned -0.01% for the period. The underperformance can be ascribed partly to the overweight to the auto-parts sector, which significantly underperformed in light of the GM and Ford negative credit developments. In addition, the Fund’s focus on the higher-end of the high yield market hurt performance, as the more risky CCC-rated sector dramatically outperformed in the last two months of 2004.

Tax Exempt Strategies

Over the period ended April 30, 2005, the municipal yield curve continued the flattening trend begun in mid-2004. The yield differential between two-year and 30-year bonds narrowed over one full percentage point. The first three months of the period were characterized by a relatively narrow range for interest rates, with 10-year municipal bonds yielding 3.4% to 3.6% for the majority of these months. The last three months of the period were significantly more volatile. During these months, 10-year yields fell as low as 3.30% in February, climbed steadily to 3.87% by mid-March, then retreated to end the period at 3.57%. An increase in new issuance, as well as tax related selling pressure in April, contributed to this volatility.

For the six-month period ended April 30, 2005, the Tax Exempt Bond Fund returned 0.47%, while the Fund’s benchmark, the Lehman Quality Intermediate Index, returned 0.57%. Allocations to three-year to five-year maturities were reduced during the period, and proceeds were reinvested in money-market instruments and 11-year to 25-year bonds. This repositioned maturity structure enhanced performance, but was largely balanced by duration management strategies that detracted from performance. Allocations to higher yielding sectors and/or lower-rated issuers, such as airport and hospital revenue bonds, enhanced performance from both narrowing credit premiums and the additional income they provided.

The California Municipal Income Fund returned 0.55% for the six-month period ended April 30, 2005, while its benchmarks, the Lehman California Intermediate Index, returned 1.10% and the Lehman 7 Year Index returned 0.85%. Over the course of the period, allocations to two-year to four-year maturities were reduced in favor of money-market securities and seven-year to 25-year maturities. This “barbell” maturity structure enhanced performance as the yield curve flattened. Duration management strategies, however, were unfavorable for performance when interest rates rose sharply in March.

Equity Strategies

The equity market was choppy for the six-month period ended April 30, 2005. During the first half, stock market participants witnessed a strong stock rally as indices reached three-year highs. The re-election of President Bush served as the catalyst to drive the markets higher at the end of 2004 as investors viewed the political stability as a positive for the economy. The equity market continued its momentum upward as the price of oil dropped and corporate profits remained strong. However, the markets reversed course at the beginning of 2005 and started to fall due to fears of inflation and further interest rate hikes. Higher energy prices came back into focus as the price of oil skyrocketed to all-time highs. Even positive corporate earnings and increased mergers and acquisition activity did little to lift the market as investors became concerned with a slowing economy.

Three of four equity Funds are actively managed with a focus on companies with positive earnings and strong fundamentals. Over time, this emphasis has paid off. For the past six-months, the Funds were overweight the energy, utilities, and materials sectors. Conversely, the Funds were underweight the technology, healthcare, and consumer discretionary sectors.

The Growth & Income Fund, which is comprised of large-cap value stocks, returned 3.80% for the six-month period ended April 30, 2005. The Fund outperformed its benchmark, the S&P 500 BARRA Value Index, which returned 3.51%. The Fund benefited from its higher dividend yielding stocks, which outperformed the broader market. Strong performers included Altria Group and Merck & Co.

The Market Return Fund returned 2.69% during the six-months ended April 30, 2005, underperforming its benchmark, the S&P 500 Index, which returned 3.27% for the period. The Fund uses a mix of equity index futures and a diversified portfolio of short-term bonds to meet its objective of beating the S&P 500 index. The Fund was able to achieve its objective from October through February, but weakness in the corporate sector, triggered by negative news in autos, hurt performance during March and April of 2005.

The U.S. Growth Leaders Fund, which is comprised of large-cap growth stocks, returned 7.75% for the six-month period ended April 30, 2005, and significantly outperformed its benchmark, the Russell 1000 Growth Index, which returned 1.15% for the period. The Fund benefited from its sector underweight in consumer discretionary stocks. Success stories in the Fund include Valero Energy, the largest U.S. oil refiner, and software company Cognizant Technology Solutions.

The Small Cap Leaders Fund, which is comprised of small-cap growth stocks, returned 8.29% for the six-month period ended April 30, 2005, and also significantly outperformed its benchmark, the Russell 2000 Growth Index, which returned -1.99% for the period. The Fund benefited from its overweight in the energy sector and underweight in the technology sector. The Fund’s top performers were companies that provide products and services to niche markets like True Religion Apparel, which serves the high-end denim market.

Global Strategies

Like past years, 2005 started with optimism and hope of global recovery. In an effort to reduce stimulative monetary conditions, the Federal Reserve Board continued to raise overnight interest rates. Since June 2004, it has raised rates a total of eight times, each time by 25 basis points. Unexpected profit warnings by Ford and General Motors in late March helped disrupt global capital markets and risk aversion once again dominated investors’ attitudes. Credit spreads across all non-government asset classes widened as investors re-assessed the ongoing ability of corporations and emerging markets to improve on fundamentals and global government bonds rallied in a flight-to-quality. Euroland economic data continued to disappoint, with ongoing weakness in the industrial sector, lack of domestic demand, and faltering consumer confidence. Japan’s positive GDP momentum from early 2004 waned late in the year. With the current economic sentiment cautiously optimistic for the medium term, investors’ overall outlook remains wary due to Japan’s previous failures to make any turnaround permanent. The Bank of England appears to be split between those concerned about the consumer and those who believe in the need to keep rates high in order to stave off any inflationary pressures over the medium-term. Yields in the U.K. appear to have peaked and are poised to regain the lower end of the trading range.

The Global Short Fund returned 0.67% during the six-month period ended April 30, 2004, outperforming its benchmark, the Merrill Lynch 1-3 Treasury Index, which returned 0.01% for the same period. The Fund outperformed government-only indices primarily due to its exposure to U.S. mortgages and emerging market bonds. Weakness in the U.S. credit market caused

U.S. investment-grade and high-yield corporates to detract from performance. The Fund’s strategy remains focused on investing in a highly diversified mix of short-maturity credit securities across the rating spectrum in the U.S., Europe and “transition countries,” such as Mexico, Chile and Russia.

For the six-month period ended April 30, 2005, the Global Fixed Income Fund returned 2.48%, while its benchmarks, the Lehman U.S. Treasury Index and the Citigroup World Bond Index-Hedged, returned 0.96% and 3.40% for the same time period. The Fund established both a sector overweight to Euroland securities and a long-duration position to take advantage of an expected decline in yields resulting from slower economic growth. Within the U.S., our bias was to hold longer-dated U.S. Treasuries given the Federal Reserve Board’s commitment to tighten monetary policy and this allocation added to returns. Japanese yields remained mired within a tight trading range, and an underweight duration position was initiated in late March as 10-year Japanese Government Bond yields approached the technical resistance level of 1.3%. The Fund also opportunistically took advantage of the strength in the Japanese yen against the U.S. dollar, which helped performance. Over the past six months, the Fund shifted out of the below-investment grade U.S. dollar denominated corporate securities to exposure in below-investment grade sovereign issuers. Although emerging market debt has significantly outperformed high yield in 2005, the overall weakness in credit caused by investors demanding higher risk premiums hurt performance.

Emerging Market Strategies

The emerging market bond sector performed well over the six-month period ended April 30, 2005. Emerging market yield spreads tightened by 15 basis points. The low U.S. interest rate environment was supportive and inflows into the asset class were strong during this period. In March and April, emerging market bonds sold off as investors became more risk averse on the back of weakness in the U.S. credit market. Despite the negative technical backdrop, fundamentals remained sound in many emerging markets. The rating agencies have recognized this positive trend and as a result, upgrades have significantly outpaced downgrades over recent years; this trend has continued in 2005 with important upgrades in Russia, Mexico and South Africa. In January, S&P raised Russia’s sovereign debt rating to BBB- from BB+ citing critical improvements in Russia’s debt levels and external liquidity. The country became a net creditor at the end of 2004. The agency noted that Russia’s strong macroeconomic performance and financial flexibility offset its political and institutional weaknesses. All three major ratings agencies — S&P, Moody’s and Fitch — now rate Russian debt investment-grade; the S&P move is a key upgrade because it opens the door to new high-grade investors. Almost 50% of the emerging market universe is now investment-grade.

The Payden Emerging Market Bond Fund returned 5.82% for the six-month period ended April 30, 2005, compared to the 3.24% return of its benchmark, the J.P. Morgan EMBI Global Diversified Index. The Fund has been overweight Latin America, favoring improving credits such as Brazil, Colombia and Mexico, but avoiding Ecuador and Argentina due to political and economic concerns. The Fund has also maintained an overweight position in Russia and in Eastern Europe, while being underweight Asia and Africa. The CCC-rated and defaulted-debt sectors have significantly underperformed the market. The Fund does not focus on this area and favors higher-quality issues, with an average credit quality of BB.

v

The Fund seeks stability, liquidity and current income by generally investing in the highest quality, short term securities with an average portfolio maturity not to exceed 90 days.

Portfolio Composition
U. S. Government Agency	53%
Cash Equivalent	47%

Schedule of Investments - April 30, 2005

Principal or Shares	Security Description	Value (000)
U.S. Government Agency (a) (53%)
6,000,000	FFCB Disc Note, 2.14%, 7/5/05	$5,977
9,000,000	FFCB Disc Note, 2.07%, 9/15/05	8,918
36,000,000	FHLB Disc Note, 2.81%, 6/8/05	35,896
22,000,000	FHLMC Disc Note, 2.27%, 5/3/05	21,998
8,000,000	FHLMC Disc Note, 2.67%, 7/12/05	7,957
10,000,000	FHLMC Disc Note, 2.16%, 8/23/05	9,931
5,000,000	FHLMC Disc Note, 3.45%, 3/15/06	4,846
17,000,000	FNMA Disc Note, 2.75%, 5/23/05	16,972
15,750,000	FNMA Disc Note, 2.73%, 8/29/05	15,747
4,000,000	FNMA Disc Note, 3.44%, 2/24/06	3,885
3,250,000	FNMA Disc Note, 1.76%, 5/27/05	3,250
5,000,000	FNMA Disc Note, 2.32%, 9/12/05	5,000
36,000,000	TVA Disc Note, 2.94%, 5/5/05	35,992
Investment Companies (0%)
28,593	Dreyfus Treasury Cash Management Fund	29

Total (Cost - $176,398) (53%)		176,398

Repurchase Agreements (47%)
108,600,000	Morgan Stanley Tri Party 2.95%, 5/2/05 (b)	108,600
25,000,000	Goldman Sachs Tri Party 2.79%, 5/4/05 (c)	25,000
25,000,000	Goldman Sachs Tri Party 2.96%, 5/11/05 (c)	25,000

Total Repurchase Agreements		158,600
Liabilities in excess of Other Assets (0%)		(559)

Net Assets (100%)		$334,439

(a)	Discount rate at time of purchase

(b)	The repurchase agreement is collateralized by the following securities:

Morgan Stanley-Bank of New York Tri Party
$144,022,611	FNMA ARM, 3.757%-5.693%, Mar 2033-Feb 2035	$104,844,843
5,000,000	FHLMC ARM, 3.909%, May 2034	6,038,341

$149,022,611		$110,883,184

(c)	The repurchase agreements are collateralized by the following securities:

Goldman Sachs-Bank of New York Tri Party
$ 8,451,065	U.S. Treasury Strip 0% Nov 2011	$6,513,067
46,009,000	U.S. Treasury Strip 0% May 2021	21,799,984
35,899,344	U.S. Treasury Strip 0% Nov 2015	22,686,950

$90,359,409		$51,000,001

See notes to financial statements.

1	Paydenfunds

The Fund seeks a total return greater than a money market fund along with the preservation of capital by generally investing in investment grade securities with a maximum average portfolio maturity not to exceed two years.

Credit Quality
AAA	59%
AA	12%
A	16%
BBB	13%

Schedule of Investments - April 30, 2005

Principal or Shares	Security Description	Value (000)
Asset Backed Securities (40%)
1,620,626	Ameriquest Mortgage Securities Inc., 3.39%, 1/25/34	$1,624
3,489,801	ABFC 2004-OPT4 A2, 3.33%, 4/25/34	3,492
2,426,649	BMW Vehicle Owner Trust, 1.94%, 2/25/07	2,417
8,700,000	BOIT 2002-A4, 2.94%, 6/16/08	8,677
2,979,906	Capital Auto Receivables Asset Trust, 1.40%, 5/15/06	2,971
3,500,000	CARAT 2004-1, 2.00%, 11/15/07	3,445
3,750,000	COMT 2004-4A, 4.90% 3/15/10	3,819
2,851,212	Capital One Auto Finance Trust, 2001-A A4, 5.40%, 5/15/08	2,866
2,197,475	CXHE 2004-B AV1, 3.22%, 3/25/34	2,199
2,100,000	Citibank Credit Card Issuance Trust, 3.25%, 3/7/08	2,104
1,500,000	DCAT 2003-B, 2.25%, 8/8/07	1,490
1,045,515	DaimlerChrysler Auto Trust, 1.41%, 11/8/06	1,042
2,836,773	FFML 2004-FF1 A2, 3.26%, 11/25/34	2,840
6,000,000	FFML 2004-FF11 2A2, 3.30%, 1/25/35	6,021
4,344,489	Ford Credit Auto Owner Trust, 4.36%, 9/15/06	4,352
3,000,000	HAMNT 2003-3 B, 3.24%, 8/15/08	3,005
879,144	Household Automotive Trust, 5.39%, 8/17/08	885
4,179,516	IMM 2004-7 1A1, 3.39%, 11/25/34	4,193
9,000,000	MBNAS 2002-A13 A, 3.08%, 5/17/10	9,025
5,346,540	MSAC 2004-HE6 A2, 3.36%, 8/25/34	5,348
3,124,650	MSAC 2004-NC5, 3.32%, 5/25/34	3,133
5,208,172	NCHET 2004-3 A2, 3.45%, 11/25/34	5,227
1,918,576	Nissan Auto Receivables Owner Trust, 1.40%, 7/17/06	1,911
9,000,000	RART 2003-2 A3, 2.31%, 1/15/08	8,930
9,000,000	SLMA 2004-3 A2, 3.17%, 4/25/13	9,005
1,891,968	Whole Auto Loan Trust, 2.60%, 8/15/06	1,889
4,991,000	WALT 2003-1, 2.58%, 3/15/10	4,895
4,210,000	World Omni Auto Receivables Trust, 2.58%, 9/15/09	4,138
Corporate Bonds (41%)
2,500,000	Time Warner Inc., 5.625%, 5/1/05	2,500
3,000,000	America Movil SA de CV, 3.805%, 4/27/07	3,004
3,000,000	American Express Centurion, 3.13%, 12/17/09	3,003
1,200,000	Appalachian Power Company, 4.80%, 6/15/05	1,202
2,750,000	ASIF Global Financing 144A, 3.25%, 5/3/07 (b)	2,747
2,415,000	British Telecom PLC, 7.875%, 12/15/05	2,475
2,000,000	CIT Group Inc., 3.04%, 5/18/07	2,003
1,045,000	Caterpillar Financial Services Corp., 5.95%, 5/1/06	1,067
3,000,000	Centex Corp., 3.46%, 8/1/07	3,004
1,345,000	Republic of Chile, 3.59%, 1/28/08	1,348
2,500,000	Citigroup Inc., 6.75%, 12/1/05	2,545
2,800,000	Corp Andina De Fomento, 3.52%, 1/26/07	2,799
3,000,000	Countrywide Financial Corp., 3.29%, 4/11/07	3,001
3,200,000	DaimlerChrysler NA Holdings, 3.45%, 9/10/07	3,168
1,800,000	John Deere Capital Corp., 3.37%, 7/11/05	1,801
2,400,000	Deutsche Telekom, 8.25%, 6/15/05	2,413
2,300,000	Dominion Resources Inc., 7.625%, 7/15/05	2,319
4,000,000	Ford Motor Credit Co., 3.92%, 9/28/07	3,829
3,000,000	General Electric Capital Corp., 2.98%, 3/4/08	3,000
3,000,000	General Motors Acceptance Corp., 4.10%, 7/16/07	2,809
2,000,000	General Motors Acceptance Corp., 4.75%, 5/19/05	2,001
1,000,000	General Motors Acceptance Corp., 3.70%, 3/20/07	947
2,750,000	Goldman Sachs Group, 2.87%, 5/11/07	2,752
2,500,000	Honeywell Int’l, 6.875%, 10/3/05	2,533

Principal or Shares	Security Description	Value (000)
3,000,000	HSBC Finance Corp., 3.08%, 11/16/09	$3,013
3,000,000	JP Morgan Chase & Co., 3.23%, 1/25/08	2,999
925,000	Lehman Brothers Holdings, 6.25%, 5/15/06	947
3,250,000	Eli Lilly & Co., 2.92%, 8/24/07	3,251
1,500,000	MBNA Corp, 3.62%, 5/5/08	1,499
1,300,000	MBNA America Bank NA, 7.75%, 9/15/05	1,319
1,440,000	Masco Corp., 6.75%, 3/15/06	1,474
1,000,000	Masco Corp. 144A, 3.21%, 3/9/07 (b)	1,002
3,000,000	Merrill Lynch & Co., 3.48%, 7/21/09	3,014
3,500,000	Morgan Stanley, 3.275%, 1/18/08	3,498
1,550,000	National Rural Utilities, 6.00%, 5/15/06	1,583
2,000,000	Nationwide Building Society 144A, 3.27%, 7/20/07 (b)	2,001
2,000,000	Nisource Finance Corp., 7.625%, 11/15/05	2,041
2,900,000	Norfolk Southern Corp., 8.375%, 5/15/05	2,904
428,000	PG&E Corp., 3.82%, 4/3/06	429
4,000,000	Rabobank USA Finance, 1.00%, 7/11/05 (c)	3,977
4,500,000	SLM Corp., 3.24%, 1/25/08	4,497
2,615,000	Simon Property Group, 7.375%, 1/20/06	2,679
1,200,000	TXU Energy 144A, 3.92%, 1/17/06 (b)	1,200
800,000	United Mexican States, 3.84%, 1/13/09	810
2,625,000	Viacom Inc., 7.75%, 6/1/05	2,633
4,000,000	Wachovia Corp., 3.23%, 7/20/07	4,003
3,500,000	Washington Mutual Bank, 2.93%, 2/28/07	3,498
2,900,000	Wells Fargo & Co., 3.10%, 9/15/06	2,903
Mortgage Backed Securities (17%)
730,400	ABN Amro Mortgage Corp., 5.85%, 6/25/32	731
2,670,191	BSARM 2004-4 A1B, 3.517%, 6/25/34	2,669
1,701,962	BALTA 2004-2 1A1, 2.658%, 3/25/34	1,680
90,620,023	CWALT 2004-J5 2AIO, .75%, 12/26/06	539
2,249,484	CRGT 2003-1, 3.35%, 1/17/34	2,256
1,852,575	FHLMC #846423, 3.93%, 5/1/25	1,899
258,987	FHR #2395 FT, 3.40%, 12/15/31	260
1,238,945	FHLMC #2239, 3.40%, 3/15/24	1,246
573,571	FNMA ARM, 4.48%, 4/1/28	584
934,867	FNMA #543364, 3.96%, 5/1/21	951
1,582,772	FNMA #613633, 3.80%, 10/1/26	1,617
215,397	FNR 2003-11 GF, 3.17%, 2/25/18	215
3,340,406	FHR 2665 NA, 5.00%, 3/15/13	3,353
3,217,029	FHLMC, 3.50%, 8/15/15	3,205
1,012,048	GNMA, 3.42%, 11/16/29	1,019
5,500,000	GRAN 2004-3 1A3, 3.15%, 9/20/44	5,500
2,166,093	HMBT 2004-1 2A, 3.45%, 8/25/29	2,174
1,884,074	MSM 2004-2AR 1A, 5.22%, 2/25/34	1,898
183,050	Prime Mortgage Trust, 5.50%, 6/25/33	183
5,918,150	PUMA Finance Ltd 144A, 2.97%, 8/9/35 (b)	5,918
2,221,819	Sequoia Mortgage Trust, 3.39%, 10/20/27	2,225
4,298,011	SARM 2004-13 A1, 4.50%, 9/25/34	4,444
2,462,128	Structured Asset Mortgage Investments Inc., 5.13%, 7/25/32	2,524
799,990	Washington Mutual, 3.52%, 12/25/40	800
Municipal Bond (1%)
3,400,000	Sales Tax Asset Receivable Corp NY, 2.59%, 10/15/05	3,388
Investment Companies (2%)
5,096,530	Bunker Hill Money Market Fund *	5,097

Total (Cost - $283,688) (a) (101%)		282,762
Liabilities in excess of Other Assets (-1%)		(4,385)

Net Assets (100%)		$278,377

Semi-Annual Report	2

*	Affiliated investment.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$182
Unrealized depreciation	(1,108)

Net unrealized depreciation	$(926)

(b)	Security offered only to qualified institutions, and thus not registered for sale to the public under rule 144A of the Securities Act of 1933.

(c)	Discount rate at time of purchase

See notes to financial statements.

3	Paydenfunds

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade securities with a maximum average portfolio maturity not to exceed three years.

Credit Quality
AAA	78%
A	9%
BBB	8%
BB	5%

Schedule of Investments - April 30, 2005

Principal or Shares	Security Description	Value (000)
Asset Backed Securities (21%)
10,000,000	CCCIT 2004-A1, 2.55%, 1/20/09	$9,772
4,400,000	COMET 2003-A6, 2.95%, 8/17/09	4,343
1,610,000	COMT 2000-3 144A, 7.90%, 10/15/10 (b)	1,735
3,000,000	CWL 2004-AB2, 3.29%, 12/31/34	3,006
2,000,000	CWL 2005-2, 3.22%, 3/25/35	2,000
6,500,000	CXHE 2005-A AV2, 3.22%, 7/25/34	6,508
4,500,000	HAROT 2003-4 A4, 2.79%, 3/16/09	4,412
4,600,000	LBMLT 2005-1, 3.27%, 2/25/35	4,617
6,053,574	MSAC 2005-HE1 A2MZ, 3.32%, 12/25/34	6,063
5,208,172	NCHET 2004-3 A2, 3.45%, 11/25/34	5,226
6,500,000	OOMLT 2005-1, 3.26%, 2/25/35	6,515
6,500,000	RASC 2005-KS1 A2, 3.21%, 5/25/34	6,500
1,299,031	Residential Funding Mortgage Securities, 3.15%, 7/25/18	1,299
4,993,374	SLM Student Loan Trust, 3.16%, 6/15/16	5,002
7,800,000	WALT 2004-1, 3.26%, 3/15/11	7,647
Corporate Bond (21%)
1,400,000	Allied Waste North America, 8.50%, 12/1/08	1,426
605,000	American Electric Power Co. Inc., 6.125%, 5/15/06	618
500,000	Bowater Inc., 6.01%, 3/15/10	486
1,488,750	Boyd Gaming Corp. Loan, 3.89%, 6/30/11	1,515
3,380,000	Capital One Bank, 6.875%, 2/1/06	3,455
4,770,000	CIT Group Inc., 7.375%, 4/2/07	5,044
3,440,000	Clear Channel Communications, Inc., 6.00%, 11/1/06	3,496
5,060,000	Countrywide Home Loan, 5.50%, 2/1/07	5,165
325,000	CSC Holdings Inc., 8.125%, 07/15/09	333
650,000	D.R. Horton, Inc., 8.00%, 2/1/09	706
3,450,000	DaimlerChrysler NA Holdings, 4.75%, 1/15/08	3,403
1,502,000	Dominion Resources Inc., 7.625%, 7/15/05	1,514
700,000	Echostar DBS Corp., 6.35%, 10/1/08	716
100,000	Echostar DBS Corp., 6.375%, 10/1/11	99
2,012,000	Ford Motor Credit Co, 4.95%, 1/15/08	1,893
3,240,000	France Telecom, 7.45%, 3/1/06	3,334
1,700,000	Freescale Semiconductor, 5.89%, 7/15/09	1,743
800,000	Gap Inc., 6.90%, 9/15/07	833
2,685,000	General Motors Acceptance Corp., 4.75%, 5/19/05	2,686
2,340,000	General Motors Acceptance Corp., 5.625%, 5/15/09	2,118
750,000	Georgia-Pacific Corp., 7.50%, 5/15/06	769
750,000	Harrahs Operating Co., 7.875%, 12/15/05	767
800,000	HCA Inc., 7.875%, 2/1/11	871
172,000	Host Marriott Corp., 7.875%, 8/1/08	175
3,450,000	Intl Lease Finance Corp., 5.625%, 6/1/07	3,543
500,000	Mandalay Resort Group, 6.45%, 2/1/06	506
5,040,000	National Rural Utilities, 6.00%, 5/15/06	5,146
1,200,000	Panamsat Corp., 6.375%, 1/15/08	1,203
650,000	Park Place Entertainment Corp., 7.875%, 12/15/05	662
175,000	Park Place Entertainment Corp., 9.375%, 2/15/07	187
650,000	Penney (JC) Co., 7.60%, 4/1/07	678
685,000	Rogers Wireless Inc., 6.135%, 12/15/10 (b)	704
1,500,000	Saks Inc., 8.25%, 11/15/08	1,586
5,020,000	SBC Communications Inc., 5.75%, 5/02/06	5,110
3,470,000	Sprint Capital Corp., 6.00%, 1/15/07	3,562
750,000	Starwood Hotels Resorts, 7.375%, 5/1/07	776
3,395,000	Time Warner Inc., 6.15%, 5/1/07	3,518
650,000	Unisys Corp., 8.125%, 6/1/06	663
1,600,000	Washington Mutual Inc., 7.50%, 8/15/06	1,665

Principal or Shares	Security Description	Value (000)
Foreign Government (1%)
413,051	Croatia, FRN, 3.81%, 7/31/06	$413
1,300,000	Republic of Brazil, 14.50%, 10/15/09	1,658
3,070,000	Russian Federation 144A, 10.00%, 6/26/07 (b)	3,400
Mortgage Backed Securities (47%)
8,289,677	AHM 2004-4, 3.32%, 2/25/45	8,290
3,488,899	BSABS 2004-SD2 A3, 4.58%, 3/25/44	3,491
4,460,000	BSCMS 2004-PWR3 A2, 3.869%, 2/11/41	4,350
2,249,484	CRGT 2003-1, 3.35%, 1/17/34	2,256
2,000,000	CRGT 2005-1, 3.08%, 6/17/37	2,000
2,900,000	CSFB 2004-C3 A3, 4.302%, 7/15/36	2,878
7,703,278	FH ARM #782784, 4.42%, 10/1/34	7,667
708,417	FHLMC #1B02324, 5.76%, 4/1/32	727
8,062,768	FHLMC, 3.50%, 11/15/09	8,031
1,432,837	FHLMC, 3.50%, 6/15/17	1,427
2,588,001	FHLMC, 3.50%, 8/15/15	2,578
6,168,000	FHR 2676 LT, 3.00%, 4/15/17	6,113
4,527,861	FN ARM #790762, 5.13%, 9/1/34	4,586
5,883,430	FN ARM #794797, 4.86%, 10/1/34	5,954
4,572,217	FNMA #708229, 4.29%, 4/1/33	4,617
3,153,947	FNMA #743821, 4.88%, 11/1/33	3,185
2,523,863	FNMA #755867, 4.30%, 12/1/33	2,525
5,872,289	FNMA #790764, 5.12%, 9/1/34	5,951
7,602,055	FNMA #794792, 5.23%, 10/1/34	7,693
2,145,591	FNMA, 3.50%, 9/25/09	2,136
5,610,000	GECMC 2005-c1, 4.353%, 6/10/48	5,576
1,325,263	GNR 2002-76, 3.17%, 1/16/31	1,326
7,903,765	GSR 2004-11 2A2, 4.82%, 9/25/34	7,938
3,694,048	INDX 2004-AR6, 5.454%, 8/25/34	3,748
8,350,000	LBUBS 2004-C1, 3.624%, 1/15/29	8,097
2,149,537	Medallion Trust, 3.24%, 12/21/33	2,155
2,507,723	Mellon Residential Funding Corp., 3.38%, 11/15/32	2,508
8,493,807	MHL 2004-2 A1, 3.39%, 12/25/34	8,509
4,668,117	MLCC 2004-1, 4.77%, 12/25/34	4,673
509,183	Morgan Stanley Capital, 6.22%, 6/3/30	509
4,566,134	MSM 2004-5AR, 4.15%, 7/25/34	4,743
6,759,335	SAMI 2004-AR5, 4.603%, 10/19/34	6,939
3,166,835	SARM 2004-14 1A, 5.12%, 10/25/34	3,191
5,678,280	SASC 2003-37A 6A, 4.95%, 12/25/33	5,788
1,587,014	Sequoia Mortgage Trust, 3.39%, 10/20/27	1,589
5,902,359	WAMU 2005-AR1, 3.22%, 5/6/34	5,916
7,003,487	WFMBS 2004-I, 3.39%, 7/25/34	7,006
U.S. Government Agency (7%)
10,000,000	FNMA Disc Note, 2.82%, 5/18/05 (c)	9,987
14,000,000	FNMA, 2.99%, 10/3/05	13,995
U.S. Treasury (29%)
45,000,000	U.S. Treasury Note, 2.50%, 5/31/06	44,557
23,138,000	U.S. Treasury Note, 3.375%, 2/15/08	22,934
33,200,000	U.S. Treasury Note, 3.75%, 3/31/07	33,261
Investment Companies (2%)
7,120,025	Bunker Hill Money Market Fund *	7,120

Total (Cost - $453,430) (a) (128%)		451,310
Liabilities in excess of Other Assets (-28%)		(99,160)

Net Assets (100%)		$352,150

Semi-Annual Report	4

*	Affiliated investment.

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$452
Unrealized depreciation	(2,572)

Net unrealized depreciation	$(2,120)

(b)	Security offered only to qualified institutions, and thus not registered for sale to the public under rule 144A of the Securities Act of 1933.

(c)	Discount rate at time of purchase

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
Pay Fixed U.S. 5 Year Interest Rate Swap	Jan-10	$1,100	$8

See notes to financial statements.

5	Paydenfunds

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in U.S. Government Obligations with an average portfolio maturity not to exceed five years.

Portfolio Composition
Mortgage Backed Securities	38%
U.S. Treasury	37%
U.S. Government Agency	23%
Cash Equivalent	2%

Schedule of Investments - April 30, 2005

Principal or Shares	Security Description	Value (000)
Mortgage Backed Securities (38%)
711,431	FHLMC ARM #789582, 5.77%, 7/1/32	$724
323,138	FHLMC #1B02324, 5.76%, 4/1/32	332
1,235,373	FNMA, 3.50%, 11/25/09	1,229
1,616,261	FNMA, 3.50%, 12/25/10	1,609
1,296,580	FHLMC #2659, 3.00%, 12/15/21	1,275
1,535,486	FHR 2676 KM, 3.50%, 12/15/13	1,523
1,700,000	FHR 2676 LT, 3.00%, 4/15/17	1,685
1,500,000	FHR 2836 DG, 5.00%, 6/15/16	1,516
1,758,199	FHR 2852 TU, 3.50%, 1/15/13	1,742
1,734,614	FNMA #708229, 4.29%, 4/1/33	1,751
1,376,652	FNMA #755867, 4.30%, 12/1/33	1,377
680,540	FN ARM #790762, 5.13%, 9/1/34	689
882,180	FNMA #790764, 5.12%, 9/1/34	894
1,146,977	FNMA #794792, 5.23%, 10/1/34	1,161
887,709	FN ARM #794797, 4.86%, 10/1/34	898
495,408	GNMA, 7.50%, 8/15/14	517
U.S. Government Agency (22%)
1,525,000	FFCB, 2.795%, 1/3/07	1,524
1,250,000	FHLB, 2.50%, 12/12/06	1,222
1,000,000	FHLB, 3.20%, 11/29/06	991
1,250,000	FNMA, 4.10%, 4/18/07	1,252
3,500,000	FNMA, 3.25%, 1/15/08	3,432
900,000	FNMA, 4.25%, 5/15/09	903
1,500,000	FNMA, 2.92%, 9/21/06	1,499
U.S. Treasury (37%)
1,650,000	U.S. Treasury Note, 3.25%, 8/15/07	1,635
1,680,000	U.S. Treasury Note, 4.375%, 8/15/12	1,719
3,000,000	U.S. Treasury Note, 3.125%, 10/15/08	2,936
2,300,000	U.S. Treasury Note, 4.00%, 6/15/09	2,314
400,000	U.S. Treasury Note, 2.75%, 8/15/07	392
3,400,000	U.S. Treasury Note, 3.625%, 1/15/10	3,362
3,000,000	U.S. Treasury Note, 3.375%, 2/15/08	2,973
3,000,000	U.S. Treasury Note, 4.00%, 4/15/10	3,014
Investment Companies (2%)
1,027,923	Bunker Hill Money Market Fund *	1,028

Total (Cost - $49,586) (a) (99%)		49,118
Other Assets, net of Liabilities (1%)		216

Net Assets (100%)		$49,334

*	Affiliated investment.

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$14
Unrealized depreciation	(482)

Net unrealized depreciation	$(468)

See notes to financial statements.

Semi-Annual Report	6

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in Government National Mortgage Association mortgage-backed securities and other U.S. Government Obligations with no limit on the average portfolio maturity.

Portfolio Composition
Mortgage Backed Securities	88%
U.S. Government Agency	10%
Cash Equivalent	2%

Schedule of Investments - April 30, 2005

Principal or Shares	Security Description	Value (000)
Mortgage Backed Securities (154%)
2,835,562	FH ARM #782784, 4.42%, 10/1/34	$2,822
1,581,661	FHLMC #780444, 5.74%, 3/1/33	1,609
1,201,653	FHLMC #789984, 5.26%, 11/1/32	1,216
1,248,787	FHLMC #846489, 3.99%, 7/1/19	1,280
1,067,146	FHLMC ARM #789582, 5.77%, 7/1/32	1,086
304,934	FHR 1256 CB, 3.70%, 4/15/22	305
2,762,422	FNMA #665367, 3.93%, 8/1/32	2,820
3,340,788	FNMA #753498, 4.82%, 11/1/33	3,368
451,163	FNMA, 8.50%, 9/1/10	478
348,043	FNMA, 9.00%, 8/1/10	371
2,739,311	FNR 2002-33, 4.416%, 11/25/30	2,830
885,057	GNMA #2591, 7.00%, 5/20/28	936
71,038	GNMA #3029, 8.50%, 1/20/31	77
6,714,731	GNMA #3515, 5.50%, 2/20/34	6,829
7,796,183	GNMA #3599, 6.50%, 8/20/34	8,138
1,007,219	GNMA #582100, 7.50%, 4/15/32	1,082
313,574	GNMA #592286, 7.50%, 1/15/33	337
3,986,498	GNMA #616826, 5.50%, 1/15/35	4,059
627,512	GNMA #780619, 7.00%, 8/15/12	659
436,549	GNMA #780759, 6.50%, 4/15/13	459
954,090	GNMA #780852, 6.50%, 9/15/13	1,005
1,010,484	GNMA #780853, 9.00%, 1/15/10	1,064
357,374	GNMA #780900, 8.00%, 7/15/12	364
1,687,147	GNMA #781324, 7.00%, 7/15/31	1,789
90,301	GNMA #781335, 7.00%, 2/15/12	94
1,549,981	GNMA #781412, 6.50%, 2/15/17	1,633
1,253,054	GNMA #781445, 8.00%, 11/15/31	1,358
4,792,001	GNMA #781527, 6.00%, 11/15/32	4,948
2,576,906	GNMA #80029, 3.375%, 1/20/27	2,640
514,489	GNMA #8006, 3.75%, 7/20/22	521
645,155	GNMA #80346, 4.125%, 11/20/29	654
375,468	GNMA #8041, 3.75%, 8/20/22	380
1,898,910	GNMA #80507, 3.375%, 4/20/31	1,926
1,585,115	GNMA #80612, 3.50%, 6/20/32	1,610
601,364	GNMA #8062, 4.125%, 10/20/22	612
752,785	GNMA #8228, 3.75%, 7/20/23	762
702,522	GNMA #8301, 4.125%, 10/20/23	713
1,325,007	GNMA #8302, 4.125%, 10/20/23	1,347
795,036	GNMA #8339, 4.125%, 12/20/23	807
562,586	GNMA #8867, 4.125%, 11/20/21	572
935,777	GNMA 2002-24 FA, 3.47%, 4/16/32	943
733,704	GNMA 2002-24, 3.52%, 4/16/32	739
672,562	GNMA 2002-24, 3.52%, 4/16/32	679
6,097,988	GNMA ARM #3584, 6.00%, 7/20/34	6,285
18,000,000	GNMA TBA, 5.00%, 5/1/35 (b)	17,961
20,150,000	GNMA TBA, 5.50%, 5/1/35 (b)	20,490
17,900,000	GNMA TBA, 6.00%, 5/1/35 (b)	18,454
7,400,000	GNMA TBA, 6.50%, 5/1/35 (b)	7,745
1,426,519	GNMA, 3.37%, 9/16/31	1,434
416,540	GNMA, 3.39%, 3/20/29	417
1,355,725	GNMA, 3.42%, 11/16/29	1,365
185,830	GNMA, 3.47%, 5/16/32	187
2,339,403	GNMA, 3.52%, 11/16/29	2,358
2,278,700	GNMA, 3.54%, 9/20/30	2,293

Principal or Shares	Security Description	Value (000)
542,055	GNMA, 4.125%, 10/20/21	$551
461,141	GNMA, 6.50%, 2/15/09	477
123,549	GNR 2000-26 F, 3.39%, 6/20/30	124
1,001,986	GNR 2000-9 FH, 3.47%, 2/16/30	1,010
1,189,796	GNR 2001-19, 3.47%, 5/16/31	1,198
3,552,475	GNR 2002-11, 3.49%, 2/20/32	3,580
813,888	GNR 2002-4 FY, 3.42%, 1/16/32	819
3,332,787	GNR 2002-48 FT, 3.17%, 12/16/26	3,342
1,432,716	GNR 2002-76, 3.17%, 1/16/31	1,433
1,215,915	GNR 2002-76, 3.27%, 12/16/26	1,220
4,248,494	GNR 2003-1QK, 4.00%, 2/16/26	4,238
U.S. Treasury (3%)
3,150,000	U.S. Treasury Bill, 2.86%, 7/28/05 (c)	3,129
Investment Companies (3%)
3,058,361	Bunker Hill Money Market Fund *	3,058

Total (Cost - $171,664) (a) (160%)		171,089
Liabilities in excess of Other Assets (-60%)		(64,237)

Net Assets (100%)		$106,852

*	Affiliated investment.

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$366
Unrealized depreciation	(941)

Net unrealized depreciation	$(575)

(b)	Security purchased on a delayed delivery basis.

(c)	Discount rate at time of purchase

Open Future Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Depreciation
50	U.S. Treasury 2 Year Note Future	Jun-05	$10,385	$(4)

7	Paydenfunds

See notes to financial statements.

The Fund seeks to maximize total return that is consistent with preservation of capital by generally investing in investment grade inflation-indexed fixed income securities denominated in U.S. and foreign currencies. The Fund may also invest in derivative instruments.

Portfolio Composition
Tips	51%
U.S. Treasury	26%
Mortgage Backed	19%
U.S. Government Agency	4%

Schedule of Investments - April 30, 2005

Principal or Shares	Security Description	Value (000)
Mortgage Backed Securities (37%)
474,624	CWALT 2004-J4 1A IO, 1.50%, 6/25/34	$5
2,062,957	CWALT 2004-J7 2A, .55%, 2/25/07	9
37,777	CWHL 2004-7 6A1, 4.17%, 5/25/34	39
65,121	FHLMC, 3.50%, 2/15/32	66
472,455	FNMA, 1.268%, 3/25/34	15
70,475	FNMA, 4.30%, 2/25/44	72
16,520	FHLMC Structured, 1.842%, 8/15/08	16
32,435	FNMA #753498, 4.82%, 11/1/33	33
51,359	GNMA 2002-24, 3.52%, 4/16/32	52
47,780	Impac CMB Trust, 3.34%, 3/25/34	48
23,551	MSM 2004-2AR 1A, 5.22%, 2/25/34	24
26,159	Residential Accredit Loans Inc., 3.32%, 3/25/34	26
250,000	SACO 2004-1 AI0, 6.00%, 12/25/06	18
694,576	SEMT 2004-11 XA2, 1.15%, 12/20/34	18
283,263	SAMI 2005-AR5 X, .8611%, 5/19/33	8
25,280	Structured Asset Securities Corp., 5.04%, 3/25/33	26
33,402	Thornburg Mortgage Securities Trust, 3.29%, 3/25/44	33
11,203	Washington Mutual, 3.42%, 4/25/44	11
29,512	WAMU 2005-AR1, 3.22%, 5/6/34	30
U.S. Government Agency (8%)
120,000	FNMA Disc Note, 2.69%, 7/22/05 (b)	119
U.S. Treasury Inflation Indexed Notes (100%)
126,525	U.S. Treasury Inflation Indexed, 3.625%, 4/15/28	168
103,345	U.S. Treasury Inflation Indexed, 3.875%, 4/15/29	143
82,960	U.S. Treasury Inflation Indexed, 2.375%, 1/15/25	90
67,019	U.S. Treasury Inflation Indexed, 3.375%, 1/15/07	70
94,405	U.S. Treasury Inflation Indexed, 3.625%, 1/15/08	101
82,403	U.S. Treasury Inflation Indexed, 3.875%, 1/15/09	90
59,669	U.S. Treasury Inflation Indexed, 4.25%, 1/15/10	68
58,790	U.S. Treasury Inflation Indexed, 3.50%, 1/15/11	66
33,460	U.S. Treasury Inflation Indexed, 3.375%, 1/15/12	38
108,448	U.S. Treasury Inflation Indexed, 3.00%, 7/15/12	120
116,678	U.S. Treasury Inflation Indexed, 1.875%, 7/15/13	120
100,304	U.S. Treasury Inflation Indexed, 2.00%, 1/15/14	103
137,243	U.S. Treasury Inflation Indexed, 2.00%, 7/15/14	142
107,002	U.S. Treasury Inflation Indexed, 0.875%, 4/15/10	105
70,775	U.S. Treasury Inflation Indexed, 1.625%, 1/15/15	70
U.S. Treasury (50%)
150,000	U.S. Treasury Bill, 2.65%, 5/26/05 (b)	150
385,000	U.S. Treasury Bill, 2.75%, 6/16/05 (b)	384
220,000	U.S. Treasury Bill, 2.86%, 7/28/05 (b)	218
Investment Companies (2%)
37,366	Bunker Hill Money Market Fund *	37

Total (Cost - $2,953) (a) (197%)		2,951
Liabilities in excess of Other Assets (-97%)		(1,452)

Net Assets (100%)		$1,499

*	Affiliated investment.

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$25
Unrealized depreciation	(27)

Net unrealized depreciation	$(2)

(b)	Discount rate at time of purchase

Semi-Annual Report	8

See notes to financial statements.

The Fund seeks a high level of total return that is consistent with the preservation of capital by generally investing in investment grade debt securities with no limit on the average portfolio maturity.

Credit Quality
AAA	69%
AA	1%
A	8%
BBB	22%

Schedule of Investments - April 30, 2005

Principal or Shares	Security Description	Value (000)
Asset Backed Securities (22%)
1,800,696	Ameriquest Mortgage Securities Inc., 3.39%, 1/25/34	$1,804
3,100,000	AMSI 2005-R1, 3.23%, 3/25/35	3,105
3,904,110	ARMS II, 3.20%, 9/10/34	3,912
1,000,000	Bank One Issuance Trust, 3.94%, 5/15/08	1,003
7,740,000	Bank One Issuance Trust, 3.45%, 10/15/11	7,536
6,400,000	CWL 2004-7 2AV2, 3.37%, 12/25/34	6,422
6,000,000	CWL 2004-10 2AV2, 3.37%, 9/30/34	6,020
4,600,000	COMET 2004-B2, 3.17%, 12/15/09	4,607
8,000,000	CXHE 2005-B AV3, 3.19%, 3/25/35	7,994
1,100,000	Chase Credit Card Master Trust, 3.42%, 5/15/09	1,100
5,011,851	CRGT 2003-1, 3.35%, 1/17/34	5,026
200,000	DaimlerChrysler Master Owner Trust, 3.01%, 5/15/07	200
9,650,000	First National Master Note Trust, 3.05%, 8/15/08	9,657
3,000,000	FORDF 2004-1 B, 3.17%, 7/15/09	3,006
3,589,563	Los Angeles Arena Funding LLC 144A, 7.656%, 12/15/26 (b)	3,908
4,525,000	MBNA Credit Card Master Note Trust, 3.65%, 3/15/11	4,451
7,290,850	MSAC 2004-NC5, 3.32%, 5/25/34	7,311
6,300,000	Nissan Master Owner Trust Receivables, 3.01%, 9/15/08	6,306
11,400,000	Nomura Asset Securities Corp., 6.59%, 3/15/30	12,102
11,500,000	OOMLT 2005-1, 3.26%, 2/25/35	11,527
3,213,333	RCFC 2002-1A 144A, 3.28%, 8/25/05 (b)	3,213
7,000,000	SLMA 2003-8 A3, 3.12%, 12/17/12	7,014
10,000,000	SLMA 2004-9 A2, 3.18%, 10/25/12	9,994
1,178,859	SuperAnnuation Members Home Loan, 3.13%, 12/1/28	1,182
1,519,323	Samsung Capital Auto 144A, 3.38%, 5/23/08 (b)	1,520
9,554	Saxon Asset Securities Trust, 3.27%, 3/25/32	10
5,000,000	SWIFT 2004-A9 144A, 3.20%, 5/15/09 (b)	5,011
Corporate Bond (19%)
1,670,000	America Movil SA de CV, 5.50%, 3/1/14	1,628
1,150,000	America Movil SA de CV, 6.375%, 3/1/35	1,068
1,150,000	Anadarko Finance Co, 7.50%, 5/1/31	1,444
1,110,000	Axa, 8.60%, 12/15/30	1,482
2,580,000	Boston Properties Inc., 6.25%, 1/15/13	2,772
3,485,000	Capital One Bank, 5.75%, 9/15/10	3,639
812,000	Cendant Corp., 7.375%, 1/15/13	917
2,150,000	CIT Group Inc., 4.25%, 2/1/10	2,116
2,240,000	Codelco Inc., 5.50%, 10/15/13	2,313
1,220,000	Comcast Cable Comm Hldgs., 8.375%, 3/15/13	1,481
1,243,000	Conoco Inc., 6.95%, 4/15/29	1,515
2,355,000	Countrywide Financial, 4.00%, 3/22/11	2,255
610,000	DaimlerChrysler NA Holdings, 8.50%, 1/18/31	697
3,070,000	Deutsche Telekom, 8.50%, 6/15/10	3,560
1,867,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	2,073
1,870,000	EOP Operating LP, 4.75%, 3/15/14	1,795
2,129,000	EOP Operating LP, 5.875%, 1/15/13	2,216
2,020,000	Ford Motor Co., 7.45%, 7/16/31	1,660
56,000	France Telecom, 8.00%, 3/1/11	65
1,770,000	General Electric Capital Corp., 4.875%, 3/4/15	1,774
2,240,000	General Motors Corp., 8.375%, 7/15/33	1,705
1,110,000	Goldman Sachs Capital, 6.345%, 2/15/34	1,162
2,110,000	HSBC Bank USA, 4.625%, 4/1/14	2,065
2,315,000	HSBC Finance Corp., 4.12%, 11/16/09	2,272

Principal or Shares	Security Description	Value (000)
2,345,000	Intl Lease Finance Corp., 4.35%, 9/15/08	$2,332
1,180,000	Kellogg Co., 7.45%, 4/1/31	1,507
640,000	Keyspan Corp, 7.625%, 11/15/10	735
2,500,000	Morgan Stanley, 3.305%, 7/27/07	2,502
4,774,000	Motorola Inc., 7.625%, 11/15/10	5,427
2,265,000	Nisource Finance Corp., 5.40%, 7/15/14	2,331
1,760,000	Pacific Gas & Electric, 6.05%, 3/1/34	1,881
1,220,000	Pepsi Bottling Group Inc., 7.00%, 3/1/29	1,495
3,400,000	Pulte Homes Inc., 7.875%, 8/1/11	3,858
1,820,000	Royal Bank of Scotland, 5.00%, 10/01/14	1,843
1,280,000	Schering-Plough Corp, 6.75%, 12/01/33	1,485
3,775,000	Simon Property Group LP, 6.375%, 11/15/07	3,945
2,110,000	SLM Corp, 5.375%, 5/15/14	2,179
3,137,000	Sprint Capital Corp., 8.75%, 3/15/32	4,218
3,530,000	Telecom Italia Capital, 5.25%, 11/15/13	3,536
2,200,000	Telefonica Europe, 7.75%, 9/15/10	2,523
5,060,000	Time Warner Inc., 7.70%, 5/1/32	6,235
5,800,000	Treasury Bank, 2.96%, 3/1/06	5,798
5,600,000	TXU Energy Co., 7.00%, 3/15/13	6,215
2,011,000	Tyco Intl Group, 6.75%, 2/15/11	2,208
2,066,000	US Cellular Corp., 6.70%, 12/15/33	2,128
1,820,000	Verizon Global Corp., 7.25%, 12/1/10	2,044
2,030,000	Verizon Pennsylvania, 5.65%, 11/15/11	2,105
1,630,000	Vodafone Group PLC, 7.75%, 2/15/10	1,856
1,960,000	Waste Management, Inc., 7.375%, 8/1/10	2,194
1,170,000	Weyerhaeuser Co., 6.75%, 3/15/12	1,249
Foreign Government (6%)
4,114,286	Bulgaria Government Bond, FRN, 3.75%, 7/28/12	4,126
848,820	Croatia, FRN, 3.81%, 7/31/06	850
4,895,000	Croatia, FRN, 3.81%, 7/31/10	4,902
45,410,000	Mexican Fixed Rate Bonds, 8.00%, 12/19/13	3,527
17,800,000	Poland Government Bond, 5.75%, 6/24/08	5,365
2,610,000	Republic of South Africa, 6.50%, 6/2/14	2,819
5,490,000	Russia Government International Bond, 5.00%, 3/31/30	5,837
2,660,000	South Africa Government International Bond, 7.375%, 4/25/12	2,995
2,116,000	United Mexican States, 6.375%, 1/16/13	2,207
1,470,000	United Mexican States, 8.00%, 9/24/22	1,705
Mortgage Backed Securities (43%)
4,361,124	BSABS 2004-SD2 A3, 4.58%, 3/25/44	4,364
3,997,564	BSARM 2001-7 IIA, 4.19%, 6/25/31	4,112
5,600,000	BSCMS 2004-ESA 144A, 3.29%, 5/14/16 (b)	5,612
431,645	FHR #2395 FT, 3.40%, 12/15/31	434
2,299,615	FNMA #670385, 6.50%, 9/1/32	2,396
7,926,971	FNMA #725220, 5.00%, 3/1/34	7,872
67,550,000	FNMA TBA, 5.00%, 5/1/20 (d)	68,014
30,580,000	FNMA TBA, 5.50%, 5/1/35 (d)	30,866
32,280,000	FNMA TBA, 6.00%, 6/1/35 (d)	33,076
31,910,000	FNMA TBA, 6.50%, 5/1/35 (d)	33,176
7,747,188	FNMA, 4.30%, 2/25/44	7,953
1,594,599	GNMA #616826, 5.50%, 1/15/35	1,624
24,340,000	GNMA TBA, 5.50%, 5/1/35 (d)	24,750
2,000,000	GSMS 2004-GG2, 5.396%, 8/10/38	2,080
5,100,410	Impac CMB Trust, 3.86%, 10/25/33	5,143
1,381,257	Liberty Funding Property Ltd. 144A, 3.37%, 12/10/34 (b)	1,384
45,574,543	MLCC Mortgage Investors Inc., 1.25%, 3/25/28	1,253

9	Paydenfunds

Principal or Shares	Security Description	Value (000)
112,585	Option One Mortgage Loan Trust, 3.29%, 6/25/32	$113
9,299,950	PUMA Finance Ltd 144A, 2.97%, 8/9/35	9,300
170,310	PUMA Finance Ltd., 3.25%, 3/25/34	170
1,403,209	Residential Funding Mortgage Securities, 3.15%, 7/25/18	1,403
6,500,000	SAMI 4.904%, 5/25/35	6,683
438,860	Washington Mutual, 3.43%, 11/25/41	442
4,284,849	Washington Mutual, 4.38%, 12/25/32	4,270
13,113,939	Washington Mutual, IO, 0.653%, 11/26/07	131
8,550,317	WFMBS 2004-I, 3.39%, 7/25/34	8,553
U.S. Government Agency (13%)
42,250,000	FHLB, 2.89%, 8/21/06	42,238
12,190,000	FHLMC, 2.75%, 8/15/06	12,039
4,700,000	FHLMC, 5.00%, 7/15/14	4,857
1,430,000	FHLMC, 6.25%, 7/15/32	1,704
7,820,000	FNMA, 3.875%, 5/15/07	7,815
8,620,000	FNMA, 4.25%, 5/15/09	8,650
70,000	FNMA, 3.875%, 2/15/10	69
U.S. Treasury (27%)
50,760,000	U.S. Treasury Bill, 2.75%, 6/16/05 (c)	50,591
3,700,000	U.S. Treasury Bond, 6.00%, 2/15/26	4,378
8,410,000	U.S. Treasury Bond, 6.125%, 11/15/27	10,177
8,410,000	U.S. Treasury Bond, 6.25%, 8/15/23	10,107
48,110,000	U.S. Treasury Note, 4.00%, 2/15/15	47,330
20,200,000	U.S. Treasury Note, 4.00%, 4/15/10	20,293
20,250,000	U.S. Treasury Note, 5.00%, 8/15/11	21,379
Investment Companies (4%)
25,393,721	Bunker Hill Money Market Fund *	25,394

Total (Cost - $819,375) (a) (134%)		818,972
Liabilities in excess of Other Assets (-34%)		(209,889)

Net Assets (100%)		$609,083

*	Affiliated investment.

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$4,020
Unrealized depreciation	(4,423)

Net unrealized depreciation	$(403)

(b)	Security offered only to qualified institutions, and thus not registered for sale to the public under rule 144A of the Securities Act of 1933.

(c)	Discount rate at time of purchase

(d)	Security was purchased on a delayed delivery basis

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation (Depreciation)
Asset:
5/17/2005	Japanese Yen (Buy 1,291,124)	104.7836	$12,322	$145
6/10/2005	Poland Zloty (Sell 18,796)	3.3364	5,634	2

			$17,956	$147

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
Bellsouth Corp. Default Swap	Sept-05	$1,250	$12
Lockheed Martin Corp. Default Swap	Aug-05	1,250	9

		$2,500	$21

See notes to financial statements.

Semi-Annual Report	10

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade income producing securities from U.S. and foreign issuers with no limit on the average portfolio maturity.

Credit Quality
AAA	60%
AA	1%
A	8%
BBB	19%
BB or below	12%

Schedule of Investments - April 30, 2005

Principal or Shares	Security Description	Value (000)
Asset Backed Securities (23%)
1,301,370	ARMS II, 3.20%, 9/10/34	$1,304
2,286,536	CBASS 2004-CB8 AV1, 3.28%, 12/25/35	2,288
500,000	Chase Credit Card Master Trust, 3.42%, 5/15/09	500
1,400,000	Citibank Credit Card Issuance Trust, 3.25%, 3/7/08	1,403
1,200,000	CWL 2004-14 A2, 3.29%, 12/30/34	1,199
1,400,000	CWL 2005-1, 3.22%, 5/25/35	1,400
2,000,000	CXHE 2005-B AV3, 3.19%, 3/25/35	1,998
2,540,000	Distribution Financial Master Trust 2003-2 A, 3.05%, 4/15/08	2,542
1,000,000	FORDF 2004-1 B, 3.17%, 7/15/09	1,002
2,000,000	Holmes Financing PLC, 3.29%, 1/15/08	2,002
1,061,702	Los Angeles Arena Funding LLC 144A, 7.656%, 12/15/26 (b)	1,156
1,627,422	MSAC 2004-NC5, 3.32%, 5/25/34	1,632
2,500,000	OOMLT 2005-1, 3.26%, 2/25/35	2,506
2,700,000	RASC 2005-KS1 A2, 3.21%, 5/25/34	2,700
2,000,000	SAIL 2004-8 A7, 3.32%, 9/25/34	2,006
1,422,345	Samsung Capital Auto 144A, 3.38%, 5/23/08 (b)	1,423
3,300,000	SLMA 2003-6 A3, 3.10%, 9/17/12	3,300
700,000	SLMA 2003-8 A3, 3.12%, 12/17/12	701
901,481	SuperAnnuation Members Home Loan, 3.13%, 12/1/28	904
Corporate Bond (28%)
375,000	Allied Waste North America, 6.125%, 2/15/14	328
380,000	America Movil SA de CV, 5.50%, 3/1/14	370
260,000	America Movil SA de CV, 6.375%, 3/1/35	242
290,000	Amkor Technology Inc., 7.75%, 5/15/13	227
260,000	Anadarko Finance Co, 7.50%, 5/1/31	326
250,000	Axa, 8.60%, 12/15/30	334
200,000	Ball Corp., 6.875%, 12/15/12	206
625,000	Boston Properties Inc., 6.25%, 1/15/13	672
500,000	Bowater Inc., 6.50%, 6/15/13	454
800,000	Capital One Bank, 5.75%, 9/15/10	835
195,000	Cendant Corp., 7.375%, 1/15/13	220
650,000	Chesapeake Energy Corp., 6.875%, 1/15/16	647
510,000	CIT Group Inc., 4.25%, 2/1/10	502
525,000	Citizens Communications, 6.25%, 1/15/13	490
280,000	Comcast Cable Comm Hldgs., 8.375%, 3/15/13	340
277,000	Conoco Inc., 6.95%, 4/15/29	338
560,000	Countrywide Financial, 4.00%, 3/22/11	536
325,000	CSC Holdings Inc., 8.125%, 07/15/09	333
140,000	DaimlerChrysler NA Holdings, 8.50%, 1/18/31	160
700,000	Deutsche Telekom, 8.50%, 6/15/10	812
455,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	505
300,000	Echostar DBS Corp., 6.375%, 10/1/11	296
430,000	EOP Operating LP, 4.75%, 3/15/14	413
485,000	EOP Operating LP, 5.875%, 1/15/13	505
460,000	Ford Motor Co., 7.45%, 7/16/31	378
410,000	General Electric Capital Corp., 4.875%, 3/4/15	411
510,000	General Motors Corp., 8.375%, 7/15/33	388
325,000	Georgia-Pacific Corp., 8.125%, 5/15/11	355
250,000	Goldman Sachs Capital, 6.345%, 2/15/34	262
550,000	HCA Inc., 5.75%, 3/15/14	531
625,000	Houghton Mifflin Co., 8.25%, 2/1/11	625
480,000	HSBC Bank USA, 4.625%, 4/1/14	470
550,000	HSBC Finance Corp., 4.12%, 11/16/09	540

Principal or Shares	Security Description	Value (000)
615,000	Insight Midwest LP/Insight Capital Inc., 10.50%, 11/1/10	$655
555,000	Intl Lease Finance Corp., 4.35%, 9/15/08	552
600,000	Isle of Capri Casinos, 7.00%, 3/1/14	582
330,000	Jean Coutu Group PJC Inc., 8.50%, 8/1/14	311
500,000	K. Hovnanian Enterprises, 6.375%, 12/15/14	488
100,000	K. Hovnanian Enterprises, 6.50%, 1/15/14	99
400,000	KB Home, 5.75%, 2/1/14	389
100,000	KB Home, 9.50%, 2/15/11	108
270,000	Kellogg Co., 7.45%, 4/1/31	345
140,000	Keyspan Corp, 7.625%, 11/15/10	161
500,000	L-3 Communications Corp. 144A, 5.875%, 1/15/15 (b)	476
380,000	Medco Health Solutions, 7.25%, 8/15/13	422
1,090,000	Motorola Inc., 7.625%, 11/15/10	1,239
540,000	Nisource Finance Corp., 5.40%, 7/15/14	556
650,000	Owens-Brockway, 8.875%, 2/15/09	692
410,000	Pacific Gas & Electric, 6.05%, 3/1/34	438
280,000	Pepsi Bottling Group Inc., 7.00%, 3/1/29	343
505,000	PSEG Energy Holdings, 8.50%, 6/15/11	540
805,000	Pulte Homes Inc., 7.875%, 8/1/11	913
325,000	Reliant Resources Inc., 9.50%, 7/15/13	337
525,000	Rogers Wireless Inc., 7.50%, 3/15/15	539
420,000	Royal Bank of Scotland, 5.00%, 10/01/14	425
690,000	Saks Inc., 7.00%, 12/1/13	626
290,000	Schering-Plough Corp, 6.75%, 12/01/33	336
250,000	Sequa Corp., 9.00%, 8/1/09	264
895,000	Simon Property Group LP, 6.375%, 11/15/07	935
480,000	SLM Corp, 5.375%, 5/15/14	496
150,000	Smithfield Foods Inc., 7.00%, 8/1/11	153
730,000	Sprint Capital Corp., 8.75%, 3/15/32	981
340,000	Stater Brothers Holdings, 8.125%, 6/15/12	316
800,000	Telecom Italia Capital, 5.25%, 11/15/13	801
500,000	Telefonica Europe, 7.75%, 9/15/10	573
350,000	Texas Genco 144A, 6.875%, 12/15/14 (b)	343
1,150,000	Time Warner Inc., 7.70%, 5/1/32	1,417
1,350,000	Treasury Bank, 2.96%, 3/1/06	1,350
250,000	Triad Hospitals Inc., 7.00%, 11/15/13	249
357,000	TRW Automotive Inc., 9.375%, 2/15/13	369
1,280,000	TXU Energy Co., 7.00%, 3/15/13	1,421
480,000	Tyco Intl Group, 6.75%, 2/15/11	527
575,000	United Rentals, 6.50%, 2/15/12	548
490,000	US Cellular Corp., 6.70%, 12/15/33	505
410,000	Verizon Global Corp., 7.25%, 12/1/10	460
460,000	Verizon Pennsylvania, 5.65%, 11/15/11	477
265,000	Visteon Corp., 8.25%, 8/1/10	203
370,000	Vodafone Group PLC, 7.75%, 2/15/10	421
470,000	Waste Management, Inc., 7.375%, 8/1/10	526
50,000	Weyerhaeuser Co., 6.75%, 3/15/12	53
Foreign Government (6%)
8,530,000	Mexican Fixed Rate Bonds, 8.00%, 12/19/13	663
4,200,000	Poland Government Bond, 5.75%, 6/24/08	1,266
430,000	Republic of Brazil, 10.125%, 5/15/27	463
630,000	Republic of Brazil, 11.00%, 8/17/40	714
400,000	Republic of Brazil, 11.50%, 3/12/08	453
290,000	Republic of Colombia, 10.00%, 1/23/12	317
330,000	Republic of Colombia, 8.25%, 12/22/14	330
260,000	Republic of Panama, 7.25%, 3/15/15	270

11	Paydenfunds

Principal or Shares	Security Description	Value (000)
190,000	Republic of Peru, 8.375%, 5/3/16	$203
280,000	Republic of Peru, 9.875%, 2/6/15	329
360,000	Republic of Venezuela, 5.375%, 8/7/10	322
320,000	Republic of Venezuela, 8.50%, 10/8/14	315
1,320,000	Russia Government International Bond, 5.00%, 3/31/30	1,403
485,000	United Mexican States, 6.375%, 1/16/13	506
330,000	United Mexican States, 8.00%, 9/24/22	383
Mortgage Backed Securities (38%)
2,917,318	CWHL 2004-HYB8 4A1, 4.71%, 1/20/35	3,013
517,974	FHR #2395 FT, 3.40%, 12/15/31	520
626,531	FNMA #670385, 6.50%, 9/1/32	653
1,816,776	FNMA #725220, 5.00%, 3/1/34	1,804
14,670,000	FNMA TBA, 5.00%, 5/1/20 (c)	14,771
6,580,000	FNMA TBA, 5.50%, 5/1/35 (c)	6,642
6,800,000	FNMA TBA, 6.00%, 6/1/35 (c)	6,968
7,070,000	FNMA TBA, 6.50%, 5/1/35 (c)	7,351
1,195,949	GNMA #616826, 5.50%, 1/15/35	1,218
4,890,000	GNMA TBA, 5.50%, 5/1/35 (c)	4,972
1,700,137	Impac CMB Trust, 3.86%, 10/25/33	1,714
306,946	Liberty Funding Property Ltd. 144A, 3.37%, 12/10/34 (b)	308
12,044,701	MLCC Mortgage Investors Inc., 1.25%, 3/25/28	331
7,018,000	SACO 2004-2, 6.00%, 4/25/07	638
1,580,000	SAMI 4.904%, 5/25/35	1,624
10,381,868	Washington Mutual, IO, 0.653%, 11/26/07	104
U.S. Government Agency (7%)
8,985,000	FHLB, 2.89%, 8/21/06	8,982
U.S. Treasury (28%)
100,000	U.S. Treasury Bill, 2.54%, 5/19/05 (d)	100
16,690,000	U.S. Treasury Bill, 2.86%, 7/28/05 (d)	16,577
1,580,000	U.S. Treasury Bond, 6.00%, 2/15/26	1,870
2,130,000	U.S. Treasury Bond, 6.125%, 11/15/27	2,577
1,810,000	U.S. Treasury Bond, 6.25%, 8/15/23	2,175
5,690,000	U.S. Treasury Note, 4.00%, 2/15/15	5,598
4,570,000	U.S. Treasury Note, 4.00%, 4/15/10	4,591
4,695,000	U.S. Treasury Note, 5.00%, 8/15/11	4,957
Investment Companies (3%)
4,388,181	Bunker Hill Money Market Fund *	4,388

Total (Cost - $184,415) (a) (133%)		183,360
Liabilities in excess of Other Assets (-33%)		(45,187)

Net Assets (100%)		$138,173

*	Affiliated investment.

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$718
Unrealized depreciation	(1,773)

Net unrealized depreciation	$(1,055)

(b)	Security offered only to qualified institutions, and thus not registered for sale to the public under rule 144A of the Securities Act of 1933.

(c)	Security was purchased on a delayed delivery basis

(d)	Discount rate at time of purchase

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation (Depreciation)
Asset:
5/17/2005	Japanese Yen (Buy 298,299)	104.7836	$2,847	$32
Liability:
6/10/2005	Poland Zloty (Sell 4,435)	3.3364	$1,330	$—

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
Bellsouth Corp. Default Swap	Sept-05	$1,000	$9
Lockheed Martin Corp. Default Swap	Aug-05	1,000	8

		$2,000	$17

See notes to financial statements.

Semi-Annual Report	12

The Fund seeks high current income and capital appreciation by generally investing in below investment grade income producing securities of U.S. and foreign issuers with no limit on the average portfolio maturity.

Credit Quality
AAA	3%
BBB	3%
BB	21%
B or below	73%

Schedule of Investments - April 30, 2005

Principal or Shares	Security Description	Value (000)
Corporate Bonds (94%)
Automotive (2%)
1,990,000	Cooper Standard Auto 144A, 8.375%, 12/15/14 (b)	$1,453
5,010,000	General Motors, 7.20%, 1/15/11	4,230
1,472,000	TRW Automotive Inc., 9.375%, 2/15/13	1,524
550,000	Visteon Corp., 8.25%, 8/1/10	422
Banking (2%)
1,500,000	Citigroup (JSC Kazkommer) 144A, 7.375%, 4/7/14 (b)	1,462
7,260,000	Edison Mission Energy, 7.73%, 6/15/09	7,441
1,750,000	Kazkommerts Int’l. 144A, 7.875%, 4/7/14 (b)	1,735
Basic Materials (6%)
750,000	Buckeye Technologies Inc., 8.50%, 10/1/13	780
745,000	Equistar Chemicals LP/Equistar Funding Corp., 10.125%, 9/1/08	819
2,500,000	Euramax Intl., 8.50%, 8/15/11	2,650
4,720,000	Georgia-Pacific Corp., 8.125%, 5/15/11	5,162
750,000	Graphic Packaging Int’l, 8.50%, 8/15/11	746
4,565,000	Nalco Co., 7.75%, 11/15/11	4,656
1,310,000	Norske Skog Canada, 8.625%, 6/15/11	1,336
1,760,000	Novelis Inc. 144A, 7.25%, 2/15/15 (b)	1,703
5,450,000	Owens-Brockway Glass 144A, 6.75%, 12/1/14 (b)	5,314
1,205,000	Tembec Industries Inc., 8.625%, 6/30/09	970
100,000	Tembec Industries Inc., 8.50%, 2/1/11	77
4,670,000	Vedanta Resources 144A, 6.625%, 2/22/10 (b)	4,427
Building and Construction (2%)
235,000	D.R. Horton, Inc., 8.00%, 2/1/09	255
3,500,000	D.R. Horton Inc., 5.625%, 9/15/14	3,394
2,000,000	K. Hovnanian Enterprises, 7.75%, 5/15/13	2,035
2,300,000	K. Hovnanian Enterprises, 6.50%, 1/15/14	2,266
10,000	Ryland Group, 8.00%, 8/15/06	10
1,000,000	Grohe Holdings 144A, 8.625%, 10/1/14 (b)	1,266
Cable Systems (4%)
70,000	CSC Holdings Inc., 8.125%, 07/15/09	72
7,150,000	CSC Holdings Inc., 7.625%, 4/1/11	7,257
5,500,000	Charter Comm Opt LLC/CAP. 144A, 8%, 4/30/12 (b)	5,280
4,330,000	Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13	4,146
Chemicals (1%)
1,500,000	Borden US/Nova Scot 144A, 9.00%, 7/15/14 (b)	1,500
2,680,000	Lyondell Chemical Co., 9.625%, 5/1/07	2,848
6,000	Lyondell Chemical Co., 9.875%, 5/1/07	6
Communications (7%)
4,740,000	Citizens Communications, 6.25%, 1/15/13	4,420
1,600,000	Eircom Funding, 8.25%, 8/15/13	1,728
3,850,000	Hanaro Telecom Inc. 144A, 7.00%, 2/1/12 (b)	3,690
5,470,000	MCI Inc., 7.688%, 5/1/09	5,648
5,395,000	Nextel Communications, 7.375%, 8/1/15	5,746
1,230,000	Rogers Wireless Inc., 9.625%, 5/1/11	1,396
3,000,000	Rogers Wireless Inc., 6.375%, 3/1/14	2,873
1,635,000	Rogers Wireless Inc., 7.50%, 3/15/15	1,678
6,430,000	Qwest Corp., 6.875%, 9/15/33	5,337
100,000	Qwest Communications Int 144A, 8.00%, 2/15/14 (b)	94
1,050,000	Vestel Electronics Finance, 11.50%, 5/14/07	1,182
Consumer Cyclicals (5%)
4,120,000	Central Garden & Pet Co., 9.125%, 2/1/13	4,429
1,500,000	Graham Packaging Co. 144A, 8.50%, 10/15/12 (b)	1,432

Principal or Shares	Security Description	Value (000)
2,004,000	Jafra Cosmetics, 10.75%, 5/15/11	$2,255
2,025,000	Norcross Safety Products, 9.875%, 8/15/11	2,136
4,000,000	Oxford Industries Inc., 8.875%, 6/1/11	4,140
4,550,000	Town Sports International, 9.625%, 4/15/11	4,669
3,220,000	United Auto Group Inc., 9.625%, 3/15/12	3,349
Consumer Gooods and Services (12%)
5,500,000	Cenveo Corp., 7.875%, 12/1/13	5,156
3,750,000	Chaoda Modern Agricult 144A, 7.75%, 2/8/10 (b)	3,450
712,000	Dole Foods Co., 8.875%, 3/15/11	755
3,900,000	Elizabeth Arden Inc., 7.75%, 1/15/14	3,929
3,596,000	Nectar Merger Corp., 7.75%, 2/15/14	3,578
2,000,000	Geo Group Inc., 8.25%, 7/15/13	2,005
4,190,000	Ingles Markets Inc., 8.875%, 12/1/11	4,180
1,465,000	Iron Mountain Inc., 7.75%, 1/15/15	1,399
2,580,000	Iron Mountain Inc., 6.625%, 1/1/16	2,296
5,050,000	Jean Coutu Group PJC Inc., 8.50%, 8/1/14	4,760
4,720,000	Jostens IH Corp., 7.625%, 10/1/12	4,720
1,500,000	Penney (JC) Co., 8.00%, 3/1/10	1,643
4,500,000	Petro Stopping Center, 9.0%, 2/15/12	4,478
3,435,000	Roundy’s Inc, 8.875%, 6/15/12	3,555
2,800,000	Sealy Mattress Co., 8.25%, 6/15/14	2,828
4,000,000	Stater Brothers Holdings, 8.125%, 6/15/12	3,720
5,155,000	United Rentals, 6.50%, 2/15/12	4,910
1,980,000	Victoria Acquisition 144A, 7.875%, 10/1/14 (b)	2,380
Energy (5%)
2,250,000	Belden & Blake Corp. 144A, 8.75%, 7/15/12 (b)	2,036
9,605,000	El Paso Production Holding, 7.75%, 6/1/13	9,677
1,225,000	Energy Partners Ltd., 8.75%, 8/1/10	1,286
10,000	Grant Prideco Escrow, 9.00%, 12/15/09	11
1,450,000	KCS Energy Inc., 7.125%, 4/1/12	1,436
1,250,000	MSW Energy Holdings, 7.375%, 9/1/10	1,244
5,000	Peabody Energy Corp., 6.875%, 3/15/13	5
4,215,000	Reliant Resources Inc., 9.50%, 7/15/13	4,373
840,000	Texas Genco 144A, 6.875%, 12/15/14 (b)	823
1,500,000	Whiting Petroleum Corp., 7.25%, 5/1/12	1,493
478,692	Dresser, Inc., Term Loan, 4.46%, 4/10/09	489
Food-Retail (2%)
4,200,000	Carrols Corp. 144A, 9.00%, 1/15/13 (b)	4,305
1,058,000	Dominos Inc., 8.25%, 7/1/11	1,106
3,140,000	Landry’s Restaurants Inc. 144A, 7.50%, 12/15/14 (b)	2,920
Gaming (7%)
75,000	Boyd Gaming Corp., 8.75%, 4/15/12	81
3,335,000	Boyd Gaming Corp., 7.75%, 12/15/12	3,502
75,000	Mandalay Resort Group, 6.45%, 2/1/06	76
2,500,000	Hard Rock Hotel Inc., 8.875%, 6/1/13	2,684
2,500,000	Herbst Gaming Inc., 8.125%, 6/1/12	2,606
5,445,000	Isle of Capri Casinos, 7.00%, 3/1/14	5,282
3,200,000	Las Vegas Sands Corp. 144A, 6.375%, 2/15/15 (b)	3,000
2,295,000	MGM Mirage Inc., 6.75%, 9/1/12	2,295
3,200,000	Station Casinos, 6.50%, 2/1/14	3,192
500,000	Station Casinos, 6.875%, 3/1/16	505
7,570,000	Wynn Las Vegas LLC/Corp. 144A, 6.625%, 12/1/14 (b)	7,078
Healthcare (8%)
675,000	Alliance Imaging 144A, 7.25%, 12/15/12 (b)	641
1,500,000	Davita Inc. 144A, 7.25%, 3/15/15 (b)	1,459
5,460,000	HCA Inc., 5.75%, 3/15/14	5,268
4,005,000	Iasis Healthcare, 8.75%, 6/15/14	4,115
2,450,000	Insight Health Services Corp., 9.875%, 11/1/11	2,328

13	Paydenfunds

Principal or Shares	Security Description	Value (000)
275,000	Perkinelmer Inc., 8.875%, 1/15/13	$305
5,000,000	Select Medical Corp. 144A, 7.625%, 2/1/15 (b)	4,913
10,000	Service Corp. Intl., 7.70%, 4/15/09	10
7,270,000	Tenet Healthcare Corp., 6.50%, 6/1/12	6,725
4,320,000	Triad Hospitals Inc., 7.00%, 11/15/13	4,309
4,920,000	US Oncology Inc., 9.00%, 8/15/12	5,141
1,100,000	Ventas Realty LP/Ventas Capital Corp, 9.00%, 5/1/12	1,226
Industrial (10%)
7,235,000	Allied Waste North America, 6.125%, 2/15/14	6,331
4,745,000	Aviall Inc., 7.625%, 7/1/11	4,864
5,000	Ball Corp., 6.875%, 12/15/12	5
525,000	Dana Corp., 6.50%, 3/1/09	503
2,100,000	Fastentech Inc., 11.50%, 5/1/11	2,257
3,185,000	Graphic Packaging Int’l, 9.50%, 8/15/13	3,169
1,200,000	Jacuzzi Brands Inc., 9.625%, 7/1/10	1,284
500,000	K&F Acquisition Inc. 144A, 7.75%, 11/15/14 (b)	490
550,000	L-3 Communications Corp. 144A, 5.875%, 1/15/15 (b)	524
4,595,000	LCE Acquisition Corp. 144A, 9.00%, 8/1/14 (b)	4,411
3,900,000	Noble Group Ltd. 144A, 6.625%, 3/17/15 (b)	3,476
1,125,000	Owens-Brockway, 8.875%, 2/15/09	1,198
7,450,000	Rayovac Corp. 144A, 7.375%, 2/1/15 (b)	7,227
3,485,000	Sequa Corp., 9.00%, 8/1/09	3,677
3,285,000	Texas Industries Inc., 10.25%, 6/15/11	3,687
3,115,000	Williams Scotsman Inc., 9.875%, 6/1/07	3,060
Leisure and Hotel (3%)
3,700,000	Equinox Holdings Inc., 9.00%, 12/15/09	3,783
3,800,000	Grupo Posadas 144A, 8.75%, 10/4/11 (b)	3,980
600,000	Grupo Posadas Sa De 144A, 8.75%, 10/4/11 (b)	628
2,040,000	John Q. Hamons Hotels LP, 8.875%, 5/15/12	2,173
1,310,000	Meristar Hospitality Corp., 9.125%, 1/15/11	1,317
2,030,000	Meristar Hospitality Corp., 9.00%, 1/15/08	2,050
Multimedia (5%)
1,845,000	Corus Entertainment Inc., 8.75%, 3/1/12	1,956
3,550,000	Dex Media Inc., 8.00%, 11/15/13	3,656
4,535,000	Houghton Mifflin Co., 8.25%, 2/1/11	4,535
5,050,000	Media News Group Inc., 6.375%, 4/1/14	4,747
4,600,000	Warner Music Group, 7.375%, 4/15/14	4,600
3,300,000	Lighthouse Int’l 144A, 8.00%, 4/30/14 (b)	4,274
Paper and Related Products (2%)
4,970,000	Abitibi-Consolidated Inc., 7.75%, 6/15/11	4,597
3,160,000	Bowater Inc., 6.50%, 6/15/13	2,868
Satellite (2%)
670,000	Echostar DBS Corp., 6.375%, 10/1/11	662
4,550,000	Echostar DBS Corp. 144A, 6.625%, 10/1/14 (b)	4,413
2,240,000	Intelsat Bermuda Ltd. 144A, 8.625%, 1/15/15 (b)	2,274
3,526,000	Panamsat Corp., 9.00%, 8/15/14	3,667
Special Purpose Entity (3%)
5,000,000	Dow Jones CDX HY, 8.00%, 6/29/10	4,906
10,000,000	Dow Jones CDX HY, 8.25%, 6/29/10	9,656
Technology (3%)
5,380,000	Amkor Technology Inc., 7.75%, 5/15/13	4,216
750,000	Freescale Semiconductor, 7.125%, 7/15/14	780
3,475,000	Solectron Corp., 9.625%, 2/15/09	3,788
75,000	Unisys Corp., 8.125%, 6/1/06	77
3,010,000	Unisys Corp., 6.875%, 3/15/10	2,882
4,155,000	Xerox Corporation, 6.875%, 8/15/11	4,311

Principal or Shares	Security Description	Value (000)
Utilities (3%)
2,650,000	AES Corp. 144A, 8.75%, 5/15/13 (b)	$2,869
1,420,000	AES Corp., 7.75%, 3/1/14	1,448
1,325,000	MSW Energy Holdings, 8.50%, 9/1/10	1,365
825,000	PSEG Energy Holdings, 8.625%, 2/15/08	866
1,385,000	PSEG Energy Holdings, 8.50%, 6/15/11	1,482
5,950,000	Williams Cos Inc., 7.125%, 9/1/11	6,203

Total Corporate Bonds		443,565

Foreign Govenment (1%)
4,930,000	Russia Government International Bond, 5.00%, 3/31/30	5,242
Investment Companies (3%)
12,031,963	Bunker Hill Money Market Fund *	12,032

Total (Cost - $466,989) (a) (98%)		455,597
Other Assets, Net of Liabilities (2%)		7,258

Net Assets (100%)		$462,855

*	Affiliated investment.

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$3,800
Unrealized depreciation	(15,192)

Net unrealized depreciation	$(11,392)

(b)	Security offered only to qualified institutions, and thus not registered for sale to the public under rule 144A of the Securities Act of 1933.

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation (Depreciation)
Asset:
5/17/2005	Japanese Yen (Buy 1,040,755)	104.7836	$9,932	$109
Liability:
5/6/2005	Euro (Sell 6,580)	1.2858	$8,461	$(7)

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation (Depreciation)
Bellsouth Corp. Default Swap	Sept-05	$1,000	$9
Lockheed Martin Corp. Default Swap	Aug-05	1,000	8
Turkey 3 Year Total Return Swap	Jul-05	2,439	(50)

		$4,439	$(33)

See notes to financial statements.

Semi-Annual Report	14

The Fund seeks income that is exempt from federal income tax and is consistent with preservation of capital by generally investing in investment grade municipal securities with an average portfolio maturity of five to ten years.

Credit Quality
AAA	60%
AA	28%
A	4%
BBB	8%

Schedule of Investments - April 30, 2005

Principal or Shares	Security Description	Value (000)
General Obligation (39%)
475,000	Bethlehem NY, 5.25%, 3/1/08	$501
350,000	California State, 5.00%, 2/1/32	361
650,000	California State, 5.00%, 7/1/12	719
500,000	Dublin CA Unified School District, 5.00%, 8/1/21	534
600,000	Florida State Board of Education, 5.75%, 6/1/12	675
600,000	Georgia State, 5.00%, 3/1/13	665
700,000	Gilroy, CA Unified School Dist., 5.25%, 8/1/19	772
600,000	Glendale, AZ, 5.30%, 7/1/12	654
100,000	Huron Valley, MI School District, 5.625%, 5/1/05	100
350,000	Minnesota State, 5.50%, 6/1/08	377
500,000	Montgomery County MD, 5.00%, 1/1/10	532
500,000	Nevada State, 5.00%, 8/1/07	523
200,000	Pennsylvania State, 5.00%, 2/1/09	214
365,000	Pennsylvania State, 5.00%, 5/1/09	392
370,000	Plano, TX, 5.00%, 9/1/15	406
5,000	Prince Georges County, MD, 5.50%, 5/15/13	6
310,000	San Bernardino CA Community College District, 5.00%, 8/1/15	346
500,000	Summit County OH, 5.50%, 12/1/15	575
500,000	Travis County, TX, 5.00%, 3/1/14	551

Total General Obligations		8,903

Revenue (59%)
Airport/Port Revenue (2%)
400,000	Metropolitan DC Airport Authority, 5.375%, 10/1/14	437
Health Care (2%)
400,000	Multnomah County, OR Hospital Facs Auth., 5.25%, 10/1/13	445
Housing (1%)
170,000	Wisconsin Housing & Economic Development Authority, 5.30%, 11/1/05	170
Industrial Development/Pollution Control (6%)
100,000	Hammond IND Pollution Control, 3.03%, 2/1/22	100
700,000	Jackson County, MS Port Facility, 3.03%, 6/1/23	700
400,000	Uinta County, WY Pollution Control, 3.05%, 8/15/20	400
250,000	Union County, NJ Utilities Authority, 4.75%, 6/15/09	263
Lease Revenue (9%)
355,000	California St Pub Wks Brd, 5.00%, 11/1/18	384
700,000	California State Public Works, 5.25%, 6/1/13	768
250,000	Charleston, SC Education Excellence Fin. Corp., 5.00%, 12/1/09	267
530,000	Lancaster, SC Edl Assistance, 5.25%, 12/1/17	566
Miscellaneous Revenue (2%)
100,000	Golden State Tobacco Securitization Corp, 5.25%, 6/1/16	100
250,000	Tobacco Settlement Financing Corporation, NY, 5.25%, 6/1/13	266
Pre-Refunded (9%)
400,000	Clark County, NV School District, 5.88%, 6/15/13	406
120,000	Kansas State Department of Transportation, 5.50%, 9/1/08	130
100,000	Lenior City, TN Electric System, 4.80%, 6/1/11	106
365,000	New Jersey State Transportation Authority, 6.50%, 6/15/10	423

Principal or Shares	Security Description	Value (000)
600,000	Oregon State Department Admin. Services Lottery Revenue, 5.75%, 4/1/14	$667
300,000	Rutherford County, TN, 5.30%, 4/1/11	330
Tax-Backed Revenue (5%)
500,000	California State Economic Recovery, 5.00%, 7/1/23	529
235,000	New Jersey Economic Development Auth., 5.00%, 6/15/07	243
240,000	Phoenix, AZ Civic Improvement Corp., 5.25%, 7/1/09	255
Transportation (1%)
100,000	Los Angeles County, CA Transportation Authority, 5.00%, 7/1/09	108
University Revenue (5%)
100,000	Pennsylvania State Higher Edl Facilities, 2.99%, 10/1/09	100
500,000	Pennsylvania State Higher Edl Facilities, 3.04%, 11/1/27	500
195,000	Richmond County, GA Dev Auth., 5.00%, 2/1/11	207
200,000	Southwest Higher Ed Auth., TX, 3.03%, 7/1/15	200
150,000	Utica, NY Industrical Development Agency, 6.875%, 12/1/14	162
Water & Sewer (17%)
600,000	Arizona Wtr Infrastructure Fin Auth, 5.375%, 10/1/15	675
400,000	California State Department of Water Resources, 5.00%, 12/1/16	441
550,000	Dallas, TX Waterworks & Sewer System, 5.50%, 10/1/10	602
400,000	New York City, NY Municipal Water Authority, 3.02%, 6/15/24	400
335,000	New York City, NY Municipal Water Authority, 5.00%, 6/15/27	355
600,000	New York City, NY Municipal Water Authority, 5.25%, 6/15/15	659
700,000	Prince William County VA Service Authority, 5.00%, 7/1/17	769
205,000	Virginia State Resources Authority, 5.00%, 11/1/11	220

Total Revenue		13,353

Investment Companies (1%)
70,678	Dreyfus Tax Exempt Cash Management Fund	71

Total (Cost - $21,937) (a) (99%)		22,327
Other Assets, net of Liabilities (1%)		220

Net Assets (100%)		$22,547

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$443
Unrealized depreciation	(53)

Net unrealized appreciation	$390

See notes to financial statements.

15	Paydenfunds

The Fund seeks income that is exempt from federal and California income tax and is consistent with preservation of capital by generally investing in investment grade California municipal securities with an average portfolio maturity of five to ten years.

Credit Quality
AAA	58%
AA	18%
A	13%
BBB	10%
Unrated	1%

Schedule of Investments - April 30, 2005

Principal or Shares	Security Description	Value (000)
General Obligation (41%)
1,000,000	California State, 5.00%, 2/1/12	$1,089
1,130,000	California State, 5.00%, 6/1/14	1,244
500,000	California State, 5.00%, 2/1/20	531
650,000	California State, 5.00%, 2/1/32	671
1,100,000	California St Economic Recovery, 5.25%, 7/1/12	1,228
550,000	Chaffey, CA Union High School District, 5.50%, 8/1/17	622
1,100,000	Gilroy, CA Unified School Dist., 5.25%, 8/1/19	1,214
1,000,000	Los Angeles City, CA, 5.00%, 9/1/10	1,092
1,000,000	Los Angeles, CA Unified School District, 6.00%, 7/1/14	1,191
1,000,000	Newport Mesa, CA School District, 5.00%, 8/1/15	1,086
185,000	Peralta, CA Community College District, 5.25%, 8/1/06	191
1,000,000	Puerto Rico Commonwealth, 5.50%, 7/1/17	1,164
1,000,000	Sacramento, CA City Unified School District, 5.75%, 7/1/15	1,131

Total General Obligations		12,454

Revenue (58%)
Airport/Port Revenue (6%)
1,000,000	San Diego, CA Port District, 5.00%, 9/1/13	1,080
550,000	San Jose, CA Airport Revenue, 5.25%, 3/1/16	597
Electric & Gas (6%)
1,060,000	Glendale, CA Electric Works, 5.75%, 2/1/14	1,205
600,000	Sacramento, CA Municipal Utilities District, 5.00%, 8/15/28	629
Healthcare (1%)
400,000	California Statewide Cmntys Development Authority, 2.30%, 4/1/34	392
Lease Revenue (9%)
300,000	California State Public Works, 5.25%, 6/1/13	329
1,000,000	California State Public Works, 5.50%, 6/1/15	1,115
600,000	California State Public Works, 5.50%, 6/1/18	663
695,000	Orange County, CA Sanitation Districts, 3.01%, 8/1/30	695
Miscellaneous Revenue (4%)
300,000	Golden State Tobacco Securitization Corp, 5.25%, 6/1/16	301
250,000	Golden State Tobacco Securitization Corp., 5.75%, 6/1/22	267
500,000	Puerto Rico Infrastructure Financing Authority SPL, 5.50%, 10/1/17	556
Prerefunded (4%)
1,000,000	California Educational Facilities Authority, 5.75%, 9/1/26	1,061
55,000	Contra Costa County, CA, 5.125%, 8/1/11	61
Resource Recovery (4%)
1,000,000	Sacramento County, CA Sanitation District, 6.00%, 12/1/15	1,135
Tax Allocation (1%)
195,000	Contra Costa County, CA, 5.125%, 8/1/11	207
160,000	San Dimas, CA Redevelopment Agency Tax Allocation, 6.75%, 9/1/16	162

Principal or Shares	Security Description	Value (000)
Transportation (11%)
1,000,000	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15	$1,163
1,025,000	San Diego County, CA Transportation Commission, 6.00%, 4/1/06	1,056
1,000,000	San Mateo County, CA Transit District, 5.50%, 6/1/17	1,166
University Revenue (1%)
200,000	California Educational Facilities Authority, 5.70%, 10/1/11	229
150,000	Utica, NY Industrical Development Agency, 6.875%, 12/1/14	162
Water & Sewer (11%)
100,000	California Infrastructure & Economic Development Bank, 5.00%, 10/1/07	106
1,000,000	California Infrastructure & Economic Development Bank, 3.02%, 4/1/42	1,000
1,000,000	California State Department of Water Resources, 5.00%, 12/1/16	1,102
1,000,000	Metropolitan Water District, CA, 3.01%, 7/1/35	1,000

Total Revenue		17,439

Investment Companies (0%)
91,529	Dreyfus State Tax Exempt	92

Total (Cost - $28,734) (a) (99%)		29,985
Other Assets, net of Liabilities (1%)		360

Net Assets (100%)		$30,345

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,272
Unrealized depreciation	(21)

Net unrealized appreciation	$1,251

See notes to financial statements.

Semi-Annual Report	16

The Fund seeks growth of capital and some current income by generally investing half its assets in stocks known as the “dogs of the Dow” and the balance in exchange traded funds and other high dividend stocks.

Top 5 Industry Holdings
Healthcare	11%
Financial	10%
Telecommunications	10%
Consumer Staples	8%
Materials	5%

Exchange Traded Index Funds	49%

Schedule of Investments - April 30, 2005

Principal or Shares	Security Description	Value (000)
Common Stocks (99%)
Consumer Discretionary (4%)
76,200	General Motors Corp.	$2,033
Consumer Staples (8%)
49,200	Altria Group, Inc.	3,197
36,800	Coca-Cola Co.	1,598
Exchange Traded Funds (49%)
267,400	iShares S&P 500	15,988
110,000	iShares Russell 1000 Value Index Fund	7,130
42,800	S&P 500 Depository Receipt	4,957
Financial (10%)
62,600	Citigroup Inc.	2,940
78,200	JPMorgan Chase & Co.	2,775
Healthcare (11%)
96,600	Merck & Co. Inc.	3,275
115,000	Pfizer, Inc.	3,125
Industrial (2%)
37,100	General Electric Co.	1,343
Materials (5%)
63,100	DuPont De Nemours and Co.	2,973
Telecommunications (10%)
118,500	SBC Communications, Inc.	2,820
75,000	Verizon Communications Inc.	2,685
Total Common Stocks
Investment Companies (1%)
868,888	Bunker Hill Money Market Fund *	869

Total (Cost - $55,641) (a) (100%)		57,708
Other Assets, net of Liabilities (0%)		75

Net Assets (100%)		$57,783

*	Affiliated investment

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$5,314
Unrealized depreciation	(3,247)

Net unrealized appreciation	$2,067

See notes to financial statements.

17	Paydenfunds

The Fund seeks a total return in excess of the S&P 500 Index by generally investing in U.S. dollar investment grade debt securities of any maturity and stock index futures and equity swap contracts.

Credit Quality
AAA	63%
AA	5%
A	10%
BBB	12%
BB or below	10%

Schedule of Investments - April 30, 2005

Principal or Shares	Security Description	Value (000)
Asset Backed Securities (18%)
400,000	Aesop Funding LLC. 144A, 3.22%, 7/20/07 (b)	$401
550,000	AIGMT 2003-1 A, 3.25%, 11/15/07	550
1,007,739	Americredit Automobile Receivables Trust, 4.41%, 11/12/08	1,012
50,210	Ameriquest Mortgage Securities Inc., 3.43%, 2/25/33	50
98,326	Bear Stearns Mortgage Trust, 4.51%, 4/25/33	99
310,193	Bear Stearns ABS, 6.26%, 6/25/43	318
329,022	Bear Stearns ABS, 4.91%, 6/25/43	335
255,567	CIT Equipment Collateral, 3.97%, 12/21/09	253
406,744	CWL 2004-1 3A, 3.30%, 4/25/34	407
1,400,000	CWL 2004-7 2AV2, 3.37%, 12/25/34	1,405
600,000	CARAT 2003-3 A2B, 3.01%, 10/16/06	600
2,000,000	CXHE 2005-A AV2, 3.22%, 7/25/34	2,003
200,000	Chase Credit Card Master Trust, 3.15%, 5/15/09	200
172,816	Chase Funding Mortgage Loan, 3.35%, 11/25/32	173
500,000	Citibank Credit Card Issuance Trust, 3.25%, 3/7/08	501
250,000	Discover Card Master Trust, 3.30%, 4/15/08	250
318,705	Granite Mortgages, 3.34%, 1/20/20	319
2,316,545	HART 2004-A, 2.36%, 9/15/07	2,306
31,787	LBFRC 2003-LLFA A1 144A, 3.25%, 12/16/14 (b)	32
3,133	MFN Auto Receivables Trust 144A, 5.07%, 6/15/07 (b)	3
2,591,558	CBASS 2004-CB6, 3.35%, 7/25/35	2,601
1,302,043	NCHET 2004-3 A2, 3.45%, 11/25/34	1,307
375,000	Option One Mortgage Loan Trust, 3.77%, 2/25/32	375
385,891	OOMLT 2003-1 A2, 3.44%, 2/25/33	387
281,201	PUMA Finance Ltd., 3.00%, 8/8/34	282
1,200,000	RCFC 2001-1A 144A, 3.29%, 4/25/07	1,201
129,304	Samsung Capital Auto 144A, 3.38%, 5/23/08 (b)	129
312,653	Saxon Asset Securities Trust, 3.29%, 2/25/35	313
823,488	WFHET 2004-2, 3.44%, 5/25/34	827
Corporate Bond (33%)
245,000	Aegon NV, 2.99%, 5/13/05	245
450,000	Allied Waste North America, 8.50%, 12/1/08	458
1,100,000	America Movil SA de CV, 3.805%, 4/27/07	1,101
310,000	American Electric Power Co. Inc., 6.125%, 5/15/06	317
250,000	American Express, 5.50%, 9/12/06	255
800,000	American Express Centurion, 3.13%, 12/17/09	801
800,000	American General Finance, 3.27%, 1/18/08	797
330,000	AmerisourceBergen Corp., 8.125%, 9/1/08	357
100,000	Autonation Inc., 9.00%, 8/1/08	109
245,000	Bank One Corp., 7.625%, 8/1/05	248
250,000	Boise Cascade 144A, 6.02%, 10/15/12 (b)	248
400,000	Bowater Inc., 6.01%, 3/15/10	389
160,000	British Telecom PLC, 7.875%, 12/15/05	164
800,000	CIT Group Inc., 3.04%, 5/18/07	801
375,000	CSC Holdings Inc., 7.25%, 7/15/08	375
1,100,000	Centex Corp., 3.46%, 8/1/07	1,101
100,000	Mandalay Resort Group, 6.45%, 2/1/06	101
725,000	Corp Andina De Fomento, 3.52%, 1/26/07	725
1,000,000	Countrywide Financial Corp., 3.29%, 4/11/07	1,000
265,000	Credit Suisse FB USA Inc., 3.33%, 6/19/06	266
350,000	D.R. Horton, Inc., 8.00%, 2/1/09	380
1,075,000	DaimlerChrysler NA Holdings, 3.45%, 9/10/07	1,064
375,000	Dana Corp., 6.50%, 3/1/09	359
275,000	John Deere Capital Corp., 3.37%, 7/11/05	275
630,000	Deutsche Telekom, 8.25%, 6/15/05	634
750,000	Devon Energy Corp., 2.75%, 8/1/06	734
290,000	Dominion Resources Inc., 7.625%, 7/15/05	292

Principal or Shares	Security Description	Value (000)
750,000	Duke Reality Corp., 3.31%, 12/22/06	$750
800,000	ERAC USA Finance Co. 144A, 8.25%, 5/1/05 (b)	800
350,000	Echostar DBS Corp., 5.75%, 10/1/08	344
60,000	Echostar DBS Corp., 6.35%, 10/1/08	61
335,000	Equistar Chemicals LP/Equistar Funding Corp., 10.125%, 9/1/08	369
1,330,000	Ford Motor Credit Co., 3.92%, 9/28/07	1,273
400,000	Freescale Semiconductor, 5.89%, 7/15/09	410
2,230,000	General Motors Acceptance Corp., 4.10%, 7/16/07	2,088
600,000	General Motors Acceptance Corp., 4.75%, 5/19/05	600
375,000	Georgia-Pacific Corp., 7.50%, 5/15/06	384
280,000	Goldman Sachs Group, 2.87%, 5/11/07	280
375,000	Grant Prideco Escrow, 9.00%, 12/15/09	409
100,000	HCA-Healthcare, 7.125%, 6/1/06	103
300,000	HCA Inc., 5.25%, 11/6/08	300
14,000	Host Marriott Corp., 7.875%, 8/1/08	14
100,000	Harrahs Operating Co., 7.875%, 12/15/05	102
500,000	Hertz Corp., 8.25%, 6/1/05	501
900,000	HSBC Finance Corp., 3.08%, 11/16/09	904
115,000	KB Home, 8.625%, 12/15/08	125
140,000	Kellogg Co., 6.00%, 4/1/06	143
650,000	Lehman Brothers Holdings, 6.25%, 5/15/06	665
600,000	Lennar Corp. 144A, 3.35%, 8/20/07	601
250,000	MGM Mirage Inc., 6.00%, 10/1/09	247
150,000	Masco Corp., 6.75%, 3/15/06	154
600,000	Masco Corp. 144A, 3.21%, 3/9/07 (b)	601
250,000	Arvinmeritor Inc., 6.80%, 2/15/09	231
1,000,000	Merrill Lynch & Co., 3.48%, 7/21/09	1,005
850,000	Morgan Stanley, 3.275%, 1/18/08	850
830,000	Nisource Finance Corp., 7.625%, 11/15/05	847
680,000	Norfolk Southern Corp., 8.375%, 5/15/05	681
250,000	Owens-Brockway, 8.875%, 2/15/09	266
325,000	PSEG Energy Holdings, 8.625%, 2/15/08	341
99,000	PG&E Corp., 3.82%, 4/3/06	99
350,000	Panamsat Corp., 6.375%, 1/15/08	351
100,000	Park Place Entertainment Corp., 7.875%, 12/15/05	102
350,000	Penney (JC) Co., 7.60%, 4/1/07	365
500,000	Rogers Wireless Inc., 6.135%, 12/15/10	514
125,000	Ryland Group, 8.00%, 8/15/06	131
275,000	Saks Inc., 8.25%, 11/15/08	291
350,000	Service Corp. Intl., 7.70%, 4/15/09	363
600,000	Southtrust Bank NA, 3.06%, 6/14/07	600
375,000	Starwood Hotels Resorts, 7.375%, 5/1/07	388
700,000	TCI Communications Inc., 6.875%, 2/15/06	726
270,000	Time Warner Inc., 7.75%, 6/15/05	271
375,000	TXU Energy 144A, 3.92%, 1/17/06 (b)	375
350,000	Unisys Corp., 8.125%, 6/1/06	357
Exchange Traded Funds (1%)
7,000	S&P 500 Depository Receipt	811
Government (2%)
2,500,000	ING Bank NV 144A, 11.18%, 1/3/07 (b)	540
77,447	Croatia, FRN, 3.81%, 7/31/06	78
390,000	Republic of Brazil, 14.50%, 10/15/09	497
160,000	Republic of Chile, 3.59%, 1/28/08	160
1,117,000,000	Republic of Colombia, 11.75%, 3/1/10	483

Semi-Annual Report	18

Principal or Shares	Security Description	Value (000)
Mortgage Backed Securities (36%)
1,600,000	BSCMS 2004-ESA 144A, 3.29%, 5/14/16 (b)	$1,604
1,076,267	BSARM 2001-7 IIA, 4.19%, 6/25/31	1,107
970,979	BSARM 2004-4 A1B, 3.517%, 6/25/34	970
124,961	Citicorp Mortgage Securities Inc. 144A, 5.75%, 2/25/33 (b)	125
9,294,726	CWALT 2004-J4 1A IO, 1.50%, 6/25/34	105
809,580	CWHL 2004-12, 4.61%, 8/25/34	835
921,752	CWHL 2004-7 6A1, 4.17%, 5/25/34	946
1,304,511	CMLTI 2004-OPT1 A2, 3.38%, 10/25/34	1,305
19,213	Drexel Burnham Lambert CMO Trust, 3.44%, 5/1/16	19
111,125	FHLMC #789347, 5.68%, 4/1/32	114
305,947	FHR 2411 FT, 3.20%, 6/15/21	306
173,583	FNMA #543364, 3.96%, 5/1/21	177
1,268,295	FNMA #661027, 3.88%, 7/1/27	1,295
1,014,057	FNMA #665387, 3.93%, 8/1/32	1,037
187,863	FHR 2518 FP, 3.20%, 10/15/32	188
461,408	FNMA, 4.48%, 10/25/42	475
9,606,582	FNMA, 1.268%, 3/25/34	300
2,079,014	FNMA, 4.30%, 2/25/44	2,134
454,168	FNMA #708712, 4.30%, 6/1/33	455
1,112,169	FNARM #749024, 3.68%, 1/1/34	1,126
716,101	FNMA #749025, 3.89%, 12/1/28	731
1,940,897	FNMA ARM #768408, 4.00%, 5/1/29	2,012
269,037	First Horizon, 4.89%, 3/25/33	271
565,132	FRBPT 2002 A2, 3.35%, 11/15/32	566
152,017	GNR 2001-33 F, 3.44%, 7/20/31	153
175,572	GNMA, 3.37%, 9/16/31	176
189,540	GNMA 2002-24, 3.52%, 4/16/32	191
1,130,051	Granite Mortgages PLC, 3.31%, 7/20/20	1,131
180,757	Impac CMB Trust, 3.28%, 4/25/34	181
1,476,102	Impac CMB Trust, 3.44%, 9/25/34	1,482
2,000,000	RAST 2005-A5, 3.32%, 5/25/35	1,997
661,760	Mellon Residential Funding Corp., 3.38%, 11/15/32	662
5,859,584	MLCC Mortgage Investors Inc., 1.25%, 3/25/28	161
1,620,892	MLMI 2004-A2, 3.824%, 7/25/34	1,616
1,255,687	MSM 2004-5AR, 4.15%, 7/25/34	1,304
7,387,000	SACO 2004-1 AI0, 6.00%, 12/25/06	533
7,000,000	SACO 2004-2, 6.00%, 4/25/07	636
177,732	Salomon Brothers Mortgage Securities 144A, 6.50%, 6/25/26 (b)	182
476,104	Sequoia Mortgage Trust, 3.39%, 10/20/27	477
18,058,968	SEMT 2004-11 XA2, 1.15%, 12/20/34	468
58,773	WAMU 2000-1 M2, 3.82%, 1/25/40	59
311,280	Structured Asset Mortgage Investments Inc., 3.92%, 3/25/32	314
18,893,612	SAMI 2005-AR5 X, .8611%, 5/19/33	559
620,894	Structured Asset Mortgage Investments Inc., 5.13%, 7/25/32	636
247,439	SASC 2002-16A Class 2A1, 5.55%, 8/25/32	248
777,854	Structured Asset Securities Corp., 5.04%, 3/25/33	807
932,298	SASC 2003-37A 6A, 4.95%, 12/25/33	950
1,768,426	SAMI 2004-AR6, 4.364%, 2/19/35	1,804
261,076	TMST 2003-2 A1, 3.36%, 4/25/43	262
1,967,091	Washington Mutual, IO, 0.653%, 11/26/07	20
1,238,429	WAMU 2004-AR8, 3.30%, 6/25/44	1,239
201,181	Washington Mutual, 3.52%, 12/25/40	202
2,000,000	WFMBS 2005-AR9, 4.362%, 9/23/33	1,994

Principal or Shares	Security Description	Value (000)
U.S. Treasury (8%)
9,000,000	U.S. Treasury Bill, 2.98%, 9/29/05 (c)	$8,888
Investment Companies (0%)
49,998	Bunker Hill Money Market Fund *	50

Total (Cost - $104,115) (a) (98%)		103,771
Other Assets, net of Liabilities (2%)		2,000

Net Assets (100%)		$105,771

*	Affiliated investment.

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$339
Unrealized depreciation	(683)

Net unrealized depreciation	$(344)

(b)	Security offered only to qualified institutions, and thus not registered for sale to the public under rule 144A of the Securities Act of 1933.

(c)	Discount rate at time of purchase

Open Future Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Depreciation
362	S&P 500	Jun-05	$104,844	$(5,739)

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
Pay Fixed U.S. 5 year Interest Rate Swap	Jan-10	$340	$3
Pay Fixed U.S. 5 year Interest Rate Swap	Apr-07	3,250	10
Pay Fixed U.S. 5 year Interest Rate Swap	Apr-10	1,000	4

		$4,590	$17

See notes to financial statements.

19	Paydenfunds

The Fund seeks long-term capital appreciation by generally investing in stocks of the 1,000 largest capitalized U.S. growth companies. Up to 20% may be in foreign corporations.

Top 5 Industry Holdings
Healthcare	24%
Technology	15%
Consumer Discretionary	14%
Financial	13%
Industrial	10%

Schedule of Investments - April 30, 2005

Principal or Shares	Security Description	Value (000)
Common Stocks (96%)
Consumer Discretionary (13%)
12,400	American Eagle Outfitters, Inc.	$325
7,400	Coach Inc. (b)	198
5,200	Comcast Corp. (b)	167
6,200	Constellation Brands, Inc. (b)	327
5,900	D.R. Horton, Inc.	180
3,100	Getty Images, Inc. (b)	222
5,600	Hovnanian Enterprises, Inc. (b)	284
5,200	KB Home	296
2,500	Nike Inc.—Cl. B	192
Consumer Staples (6%)
4,000	Clorox Co.	253
7,200	CVS Corp.	371
1,000	Fortune Brands, Inc.	85
3,000	Pepsico, Inc.	167
2,000	Whole Foods Market Inc.	199
Energy (5%)
2,800	Exxon Mobil Corp.	160
5,100	Occidental Petroleum Corp.	352
5,700	Valero Energy Corp.	391
Exchange Traded Funds (1%)
4,000	iShares MSCI South Korea Index Fund	123
Financial (13%)
6,600	Allstate Corp.	371
1,600	American Express Co.	84
3,900	Bank of America Corp.	176
4,000	Golden West Financial Corp.	249
2,000	Goldman Sachs Group, Inc.	214
2,200	Moody’s Corp.	181
6,600	Prudential Financial Inc.	377
4,200	Simon Property Group Inc.	277
6,900	W. R. Berkley Corp.	224
Healthcare (23%)
5,700	Abbott Laboratories	280
3,000	Aetna Inc.	220
5,500	Barr Pharmaceuticals Inc. (b)	285
8,100	Celgene Corp. (b)	307
3,500	Dade Behring Holdings Inc.	216
6,100	DaVita Inc. (b)	246
4,700	DENTSPLY International Inc.	257
2,900	Express Scripts, Inc. (b)	260
3,300	Gen-Probe Incorporated (b)	166
4,600	Gilead Sciences Inc. (b)	171
1,500	HCA Inc.	84
4,800	Johnson & Johnson	329
12,000	Pfizer, Inc.	326
4,300	Sanofi-Aventis	191
7,800	Teva Pharmaceutical Industries Ltd.—ADR	244
1,800	UnitedHealth Group Inc.	170
7,100	VCA Antech, Inc. (b)	165
Industrial (10%)
3,500	Burlington Northern Santa Fe Corp.	169
5,400	Frontline Ltd.	237
3,600	L-3 Communications Holdings, Inc.	255

Principal or Shares	Security Description	Value (000)
5,700	Northrop Grumman Corp.	$313
4,500	Pentair Inc.	179
3,500	Rockwell Automation, Inc.	162
2,200	3M Co.	168
3,500	Yellow Roadway Corp. (b)	172
Materials (4%)
4,400	Air Products & Chemicals Inc.	258
7,200	Consol Energy Inc.	311
4,400	Ecolab, Inc.	144
Technology (15%)
3,600	Adobe Systems	214
12,400	Advanced Micro Devices (b)	176
7,500	Ametek Inc.	284
8,400	Autodesk, Inc. (b)	267
10,200	Cognizant Technology Solutions Corp. (b)	429
18,500	Cypress Semiconductor Corp. (b)	222
11,600	Freescale Semiconductor Inc. (b)	217
5,200	NCR Corp. (b)	172
8,200	Texas Instruments, Inc.	205
7,800	Yahoo!, Inc. (b)	269
Telecommunications (4%)
17,300	Nextel Partners, Inc. (b)	407
3,600	SpectraSite, Inc. (b)	202
Utilities (2%)
5,000	AGL Resources Inc.	173
2,000	TXU Corp.	172

Total Common Stocks		16,139
Investment Companies (4%)
611,998	Bunker Hill Money Market Fund *	612

Total (Cost - $15,012) (a) (100%)		16,751
Other Assets, net of Liabilities (0%)		40

Net Assets (100%)		$16,791

*	Affiliated investment.

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$2,082
Unrealized depreciation	(343)

Net unrealized appreciation	$1,739

(b)	Non-income producing security

Open Future Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Depreciation
1	S&P 500	June-05	$290	$(16)

See notes to financial statements.

Semi-Annual Report	20

The Fund seeks long-term capital appreciation by generally investing in stocks of small capitalization U.S. companies with superior growth potential. Up to 20% may be in foreign corporations.

Top 5 Industry Holdings
Technology	21%
Consumer Discretionary	19%
Industrial	17%
Healthcare	14%
Energy	11%

Schedule of Investments - April 30, 2005

Principal or Shares	Security Description	Value (000)
Common Stocks (78%)
Consumer Discretionary (15%)
3,600	Brookfield Homes Corp.	$155
2,400	Brown Shoe Company, Inc.	74
1,600	Guitar Center Inc. (b)	79
2,800	Meritage Homes Corp.	177
2,500	Polaris Industries Inc.	144
4,800	Sonic Corp. (b)	154
2,600	Stanley Furniture Co., Inc.	109
3,600	Stein Mart, Inc. (b)	73
11,600	True Religion Apparel, Inc. (b)	172
Consumer Staples (4%)
3,100	Hansen Natural Corp. (b)	176
1,900	P.F. Chang’s China Bistro, Inc. (b)	105
Energy (9%)
1,100	BP Prudhoe Bay Royalty Trust	67
2,700	Cal Dive International, Inc. (b)	120
2,100	Emulex Corp. (b)	33
5,800	Patina Oil & Gas Corp.	223
3,500	Unit Corp. (b)	134
2,700	Waste Connections, Inc. (b)	95
Financial (6%)
5,800	Nevada Gold & Casino, Inc. (b)	72
2,000	Redwood Trust Inc.	100
2,200	San Juan Basin Royalty Trust	81
6,200	UCBH Holding Inc.	98
3,000	Vineyard National Bancorp Co.	88
Healthcare (11%)
4,300	Arthrocare Corp. (b)	126
4,600	Bone Care International Inc. (b)	119
2,500	Cerner Corp.	145
1,900	The Cooper Companies, Inc.	128
2,600	IDEXX Laboratories, Inc.	148
2,600	Pharmaceutical Product Development (b)	118
1,400	ResMed, Inc. (b)	87
Industrial (13%)
4,000	Acuity Brands Inc.	96
1,600	Beazer Homes USA, Inc.	73
3,150	Engineered Support Systems Inc.	111
4,100	IDEX Corp. (b)	153
2,700	Landstar System, Inc. (b)	83
2,000	Roper Industries, Inc.	135
4,000	Toro Co.	165
4,000	Wesco International, Inc. (b)	97
7,200	Foster Wheeler Ltd. (b)	106
Materials (2%)
1,400	Florida Rock Industries Inc.	81
3,200	Massey Energy Co.	116
Technology (16%)
2,200	Avid Technology, Inc. (b)	109
3,400	Cymer Inc. (b)	84
5,200	DSP Group Inc. (b)	125
2,700	FactSet Research System Inc.	75
1,900	Global Payments Inc.	123

Principal or Shares	Security Description	Value (000)
3,100	Hyperion Solutions Corp. (b)	$126
8,500	JDA Software Group (b)	87
2,000	SRA International, Inc. (b)	131
3,750	Take-Two Interative Software (b)	88
2,400	Trimble Navigation Ltd. (b)	83
3,400	Varian Semiconductor Equipment Associates, Inc. (b)	127
1,800	Websense Inc. (b)	95
Telecommunication (2%)
9,800	Alamosa Holdings Inc. (b)	127
3,900	Jamdat Mobile Inc. (b)	67

Total Common Stocks		6,063
Investment Companies (20%)
1,503,987	Bunker Hill Money Market Fund *	1,504

Total (Cost - $7,042) (a) (98%)		7,567
Other Assets, net of Liabilities (2%)		132

Net Assets (100%)		$7,699

*	Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$780
Unrealized depreciation	(255)

Net unrealized appreciation	$525

(b)	Non-income producing security

Open Future Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation
2	Russell 2000	Jun-2005	$581	$18

See notes to financial statements.

21	Paydenfunds

The Fund seeks a high level of total return that is consistent with preservation of capital, by generally investing in investment grade securities denominated in U.S. and foreign currencies with an average portfolio maturity not to exceed three years.

Credit Quality
AAA	40%
AA	5%
A	13%
BBB	25%
BB	15%
B	2%

Schedule of Investments - April 30, 2005

Principal or Shares	Security Description	Value (000)
Brazil (USD) (1%)
1,600,000	Republic of Brazil, 11.50%, 3/12/08	$1,812
Bulgaria (USD) (3%)
4,857,143	Bulgaria Government Bond, FRN, 3.75%, 7/28/12	4,871
Colombia (USD) (1%)
1,300,000	Republic of Colombia, 9.75%, 4/23/09	1,433
Croatia (USD) (2%)
1,620,000	Croatia, FRN, 3.81%, 7/31/10	1,622
2,271,782	Croatia, FRN, 3.81%, 7/31/06	2,274
France (EUR) (2%)
1,660,000	France Telecom, 7.20%, 3/1/06	1,708
760,000	Veolia Environment, 5.875%, 6/27/08	1,066
370,000	LVMH Moet-Hennessy, 5.00%, 7/27/06	491
Germany (EUR) (2%)
770,000	Deutsche Telekom, 5.25%, 5/20/08	1,059
420,000	Bundesobligation, 5.00%, 2/17/06	552
400,000	Bundesobligation, 4.50%, 8/18/06	529
500,000	Bundesobligation, 4.00%, 2/16/07	662
330,000	Bundesobligation, 3.00%, 4/11/08	431
Hong Kong (USD) (1%)
1,250,000	Hutchison Whampoa Finance, 6.95%, 8/1/07	1,322
Italy (EUR) (0%)
345,000	Olivetti Finance NV, 5.875%, 1/24/08	478
Kazakhstan (USD) (1%)
1,200,000	Republic of Kazakhstan, 11.125%, 5/11/07	1,357
Liberia (USD) (0%)
650,000	Royal Caribbean Cruises, 7.00%, 10/15/07	671
Mexico (USD) (4%)
1,600,000	America Movil SA de CV, 4.125%, 3/1/09	1,548
1,540,000	Telefonos De Mexico, 4.50%, 11/19/08	1,517
3,600,000	United Mexican States, 10.375%, 2/17/09	4,259
Netherlands (USD) (0%)
750,000	Aegon NV, 2.99%, 5/13/05	750
Panama (USD) (1%)
2,200,000	Republic of Panama, 8.25%, 4/22/08	2,381
Poland (PLN) (1%)
4,700,000	Poland Government Bond, 5.75%, 6/24/08	1,416
Russia (USD) (3%)
4,900,000	Russian Federation 144A, 10.00%, 6/26/07 (b)	5,427
Spain (EUR) (0%)
360,000	Santander Central Hispano, 5.75%, 4/10/12	490
South Africa (USD) (2%)
2,760,000	South Africa, 9.125%, 5/19/09	3,188
United Kingdom (EUR) (4%)
360,000	British Telecom, 6.125%, 2/15/06	477
1,400,000	Granite Mortgages, 5.15%, 4/20/07	1,890
1,400,000	Holmes Financing, 5.05%, 7/15/6	1,857
350,000	MBNA Europe Funding, 6.50%, 3/27/07	481
370,000	NGG Finance PLC, 5.25%, 8/23/06	493
360,000	United Utility Water PLC., 6.625%, 11/8/07	508
370,000	Vodafone Group PLC, 5.75%, 10/27/06	499
United Kingdom (GBP) (4%)
650,000	Mound Financing Plc, 5.13%, 2/8/42	1,245
760,000	Residential Mortgage, 5.84%, 9/9/36	1,446
1,250,000	RMAC 2003, 5.34%, 9/12/35	2,385
1,250,000	Sherwood Castle Funding, 5.08%, 5/15/09	2,389

Principal or Shares	Security Description	Value (000)
United States (EUR) (2%)
355,000	Coca-Cola Enterprises, 5.875%, 3/8/07	$483
390,000	Countrywide Home Loan, 2.75%, 6/12/06	504
620,000	Freddie Mac, 4.625%, 2/15/07	829
360,000	General Electric Capital Corp., 5.125%, 6/20/07	488
800,000	Goldman Sachs Group Inc., 4.125%, 2/6/08	1,068
350,000	Household Finance Corp., 5.875%, 3/31/08	489
370,000	Morgan Stanley Dean Witter, 5.25%, 3/16/06	488
United States (GBP) (0%)
330,110	Monument Securitization, 5.18%, 9/17/13	630
United States (USD) (63%)
750,000	Allied Waste North America, 8.50%, 12/1/08	764
272,000	American Electric Power Co. Inc., 6.125%, 5/15/06	278
750,000	American General Finance, 2.91%, 8/16/07	748
630,000	American Standard, 7.375%, 2/1/08	676
750,000	AmerisourceBergen Corp., 8.125%, 9/1/08	811
850,000	Arvinmeritor Inc., 6.80%, 2/15/09	784
700,000	Autonation Inc., 9.00%, 8/1/08	761
745,000	Ball Corp., 7.75%, 8/1/06	765
1,270,000	Bank One Corp., 6.875%, 8/1/06	1,316
485,000	Bear Stearns Co. Inc., 6.50%, 5/1/06	497
720,000	Bellsouth Corp., 5.00%, 10/15/06	731
1,660,000	Capital One Bank, 5.0%, 6/15/09	1,679
775,000	CIT Group Inc., 7.375%, 4/2/07	819
775,000	Clear Channel Communications, Inc., 6.00%, 11/1/06	788
720,000	Conoco Funding, 5.45%, 10/15/06	736
1,270,000	Countrywide Home Loans Inc., 5.50%, 8/1/06	1,293
1,640,000	Credit Suisse FB USA, 5.75%, 4/15/07	1,688
1,192,898	CWHL 2004-12, 4.61%, 8/25/34	1,230
300,000	D.R. Horton Inc., 7.50%, 12/1/07	318
500,000	D.R. Horton, Inc., 8.00%, 2/1/09	543
725,000	Dana Corp., 6.50%, 3/1/09	695
555,000	Disney (Walt) Company, 6.75%, 3/30/06	569
370,000	Dominion Resources Inc., 7.625%, 7/15/05	373
450,000	Echostar DBS Corp., 5.75%, 10/1/08	443
400,000	Echostar DBS Corp., 6.375%, 10/1/08	409
6,000,000	FHLB Disc Note, 2.59%, 5/18/05 (c)	5,993
5,500,000	FHLB Disc Note, 2.94%, 7/6/05 (c)	5,471
8,500,000	FHLMC Disc Note, 2.65%, 5/17/05 (c)	8,490
3,000,000	FHLMC Disc Note, 2.89%, 6/20/05 (c)	2,988
4,500,000	FHLMC Disc Note, 2.97%, 7/19/05 (c)	4,471
665,000	First Union Corp., 7.55%, 8/18/05	673
3,058,605	FNMA #794792, 5.23%, 10/1/34	3,095
3,000,000	FNMA Disc Note, 2.69%, 5/25/05 (c)	2,995
3,000,000	FNMA Disc Note, 2.90%, 6/14/05 (c)	2,990
6,500,000	FNMA Disc Note, 2.96%, 7/6/05 (c)	6,466
1,430,000	Ford Motor Credit Co, 4.95%, 1/15/08	1,346
720,000	FPL Group Capital Inc., 3.25%, 4/11/06	717
700,000	Freescale Semiconductor, 5.89%, 7/15/09	718
2,355,497	FSPC H010 A2, 2.028%, 4/15/10	2,324
725,000	Gap Inc., 6.90%, 9/15/07	755
1,440,000	General Motors Acceptance Corp., 5.85%, 1/14/09	1,319
675,000	Georgia-Pacific Corp., 7.50%, 5/15/06	692
475,000	Grant Prideco Escrow, 9.00%, 12/15/09	518
250,000	Grant Prideco Inc., 9.625%, 12/1/07	273

Semi-Annual Report	22

Principal or Shares	Security Description	Value (000)
500,000	Harrahs Operating Co., 7.875%, 12/15/05	$511
150,000	HCA Inc., 5.25%, 11/6/08	150
510,000	HCA Inc., 7.00%, 7/1/07	529
200,000	HCA-Healthcare, 7.125%, 6/1/06	205
45,000	Host Marriott Corp., 7.875%, 8/1/08	46
995,000	HSBC Finance Corp., 6.40%, 6/17/08	1,053
440,000	Ingersoll-Rand, 6.25%, 5/15/06	450
725,000	KB Home, 8.625%, 12/15/08	790
555,000	Kellogg Co., 6.00%, 4/1/06	566
1,635,000	Lehman Brothers Holdings, 7.00%, 2/1/08	1,753
330,000	Masco Corp., 6.75%, 3/15/06	338
830,000	MBNA America Bank, 5.375%, 1/15/08	849
750,000	Merrill Lynch & Co., 3.295%, 1/26/07	751
700,000	MGM Mirage Inc., 6.00%, 10/1/09	690
375,000	Morgan Stanley, 3.305%, 7/27/07	375
900,000	National Rural Utilities, 3.00%, 2/15/06	895
665,000	Nisource Finance Corp., 7.625%, 11/15/05	678
475,000	Park Place Entertainment Corp., 7.875%, 12/15/05	484
250,000	Park Place Entertainment Corp., 9.375%, 2/15/07	267
725,000	Penney (JC) Co., 7.60%, 4/1/07	756
500,000	PHH Corp., 6.00%, 3/1/08	517
665,000	Progress Energy Inc., 6.75%, 3/1/06	680
700,000	PSEG Energy Holdings, 8.625%, 2/15/08	735
650,000	Ryland Group, 8.00%, 8/15/06	681
700,000	Saks Inc., 8.25%, 11/15/08	740
350,000	Sequa Corp., 9.00%, 8/1/09	369
850,000	Service Corp. Intl., 7.70%, 4/15/09	882
665,000	Simon Property Group LP, 6.375%, 11/15/07	695
725,000	Smithfield Foods Inc., 8.00%, 10/15/09	776
350,000	Solectron Corp., 9.625%, 2/15/09	381
1,430,000	Sprint Capital Corp., 7.125%, 1/30/06	1,461
750,000	Starwood Hotels Resorts, 7.375%, 5/1/07	776
665,000	Target Corp., 5.50%, 4/1/07	682
1,400,000	TCI Communications Inc., 6.875%, 2/15/06	1,451
1,680,000	Time Warner Inc., 6.15%, 5/1/07	1,741
500,000	Toll Brothers Inc., 8.25%, 2/1/11	530
100,000	U.S. Treasury Note, 1.875%, 11/30/05	99
750,000	Unisys Corp., 8.125%, 6/1/06	765
300,000	Valero Energy Corp., 6.125%, 4/15/07	308
1,270,000	Verizon Global Funding Corp., 6.75%, 12/1/05	1,292
2,512,984	WAMU 2004-AR3, 4.24%, 6/25/34	2,496
500,000	Washington Mutual, 5.625%, 1/15/07	512
1,210,000	Waste Management Inc., 6.50%, 11/15/08	1,288
315,000	Weyerhaeuser Co., 6.125%, 3/15/07	326
2,331,905	WFMBS 2004-I, 3.39%, 7/25/34	2,333
4,246,253	WFMBS 2004-Z 2A1, 4.599% 12/25/34	4,217
Investment Companies (2%)
3,058,431	Bunker Hill Money Market Fund *	3,058

Total (Cost - $175,452) (a) (99%)		175,898
Other Assets, net of Liabilities (1%)		2,576

Net Assets (100%)		$178,474

*	Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,681
Unrealized depreciation	(1,235)

Net unrealized appreciation	$446

(b)	Security offered only to qualified institutions, and thus not registered for sale to the public under rule 144A of the Securities Act of 1933.

(c)	Discount rate at time of purchase

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation (Depreciation)
Asset:
5/17/2005	Japanese Yen (Buy 383,063)	104.7836	$3,656	$47
Liabilities:
5/6/2005	Euro (Sell 12,908)	1.2858	$16,597	$(7)
5/9/2005	Great British Pound (Sell 4,633)	1.9058	8,155	(119)
6/10/2005	Poland Zloty (Sell 4,963 )	3.3364	1,488	—

			$26,240	$(126)

See notes to financial statements.

23	Paydenfunds

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade securities denominated in U.S. and foreign currencies with an average portfolio maturity not to exceed ten years.

Credit Quality
AAA	58%
AA	16%
A	18%
BBB	4%
BB or below	4%

Schedule of Investments - April 30, 2005

Principal or Shares	Security Description	Value (000)
Austria (EUR) (4%)
5,260,000	Republic of Austria 144A, 5.00%, 7/15/12 (b)	$7,565
Austria (JPY) (2%)
316,000,000	Pfandbriefstelle der Oesterreichischen Landes-Hypothekenbanken, 1.60%, 2/15/11	3,175
Belgium (EUR) (13%)
5,050,000	Belgium Government Bond, 5.50%, 9/28/17	7,718
7,608,000	Belgium Kingdom, 3.75%, 3/28/09	10,181
5,375,000	Belgium Kingdom, 4.75%, 9/28/06	7,154
Brazil (USD) (1%)
570,000	Republic of Brazil, 10.125%, 5/15/27	614
1,010,000	Republic of Brazil, 11.00%, 8/17/40	1,144
640,000	Republic of Brazil, 11.50%, 3/12/08	725
Bulgaria (USD) (1%)
1,142,857	Bulgaria Government Bond, FRN, 3.75%, 7/28/12	1,146
Canada (CAD) (5%)
10,188,000	Canadian Government, 5.25%, 6/1/13	8,743
Colombia (USD) (0%)
390,000	Republic of Colombia, 10.00%, 1/23/12	427
400,000	Republic of Colombia, 8.25%, 12/22/14	400
Croatia (USD) (1%)
1,495,000	Croatia, FRN, 3.81%, 7/31/10	1,497
Denmark (DKK) (5%)
49,025,000	Kingdom Of Denmark, 4.00%, 11/15/15	8,862
Finland (EUR) (3%)
4,000,000	Finnish Government, 5.75%, 2/23/11	5,910
France (EUR) (6%)
5,635,000	French Treasury Note, 4.75%, 7/12/07	7,623
2,460,000	Government of France, 4.00%, 4/25/13	3,329
Germany (EUR) (7%)
1,585,000	Bundesrepublic Deutschland, 4.25%, 1/4/14	2,183
4,250,000	Bundesrepublic Deutschland, 4.75%, 7/4/34	6,200
1,063,000	Deutsche Bundesrepublik, 5.50%, 1/4/31	1,705
2,328,000	Deutsche Bundesrepublik, 6.25%, 1/4/24	3,957
Germany (JPY) (1%)
125,000,000	Bayerische Landesbank, 1.40%, 4/22/13	1,226
Greece (EUR) (0%)
330,000	Hellenic Republic, 3.50%, 4/18/08	436
Japan (JPY) (19%)
244,000,000	Development Bank of Japan, 1.40%, 6/20/12	2,421
239,000,000	Development Bank of Japan, 1.70%, 9/20/22	2,257
900,000,000	Japan-17 5-yr, .50%, 12/20/06	8,640
1,385,650,000	Japan-208 10-yr, 1.10%, 12/22/08	13,608
308,200,000	Japan-22 5-yr, .30%, 9/20/07	2,950
401,150,000	Japan-223 10-yr, 1.70%, 9/20/10	4,062
204,350,000	Japan-264 10-yr, 1.50%, 9/20/14	2,004
Mexico (MXN) (1%)
11,890,000	Mexican Fixed Rate Bonds, 8.00%, 12/19/13	924
Mexico (USD) (1%)
1,250,000	United Mexican States, 8.00%, 9/24/22	1,450
Netherlands (EUR) (4%)
4,890,000	Netherlands Government Bond, 5.00%, 7/15/12	7,021
Panama (USD) (0%)
600,000	Republic of Panama, 7.25%, 3/15/15	623

Principal or Shares	Security Description	Value (000)
Peru (USD) (0%)
230,000	Republic of Peru, 8.375%, 5/3/16	$246
470,000	Republic of Peru, 9.875%, 2/6/15	552
Poland (PLN) (1%)
5,900,000	Poland Government Bond, 5.75%, 6/24/08	1,778
Russia (USD) (1%)
1,850,000	Russia Government International Bond, 5.00%, 3/31/30	1,967
South Africa (USD) (0%)
600,000	Republic of South Africa, 6.50%, 6/2/14	648
250,000	South Africa Government International Bond, 7.375%, 4/25/12	281
Spain (EUR) (5%)
6,500,000	Bonos Y Oblig Del Estado, 4.00%, 1/31/10	8,815
United States (USD) (14%)
12,910,000	FNMA Disc Note, 2.98%,5/26/05 (c)	12,886
4,261,803	TMST 2004-1 II2a, 3.343%, 3/25/44	4,141
1,950,000	U.S. Treasury Bond, 5.375%, 2/15/31	2,202
100,000	U.S. Treasury Bond, 6.25%, 8/15/23	120
1,605,000	U.S. Treasury Note, 4.25%, 11/15/14	1,610
5,378,587	WFMBS 2004-Z 2A1, 4.599% 12/25/34	5,341
Venezuela (USD) (1%)
520,000	Republic of Venezuela, 5.375%, 8/7/10	465
490,000	Republic of Venezuela, 8.50%, 10/8/14	483
Investment Companies (2%)
4,353,691	Bunker Hill Money Market Fund *	4,354

Total (Cost - $180,948) (a) (98%)		183,769
Other Assets, Net of Liabilities (2%)		2,997

Net Assets (100%)		$186,766

*	Affiliated investment.

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$4,107
Unrealized depreciation	(1,286)

Net unrealized appreciation	$2,821

(b)	Security offered only to qualified institutions, and thus not registered for sale to the public under rule 144A of the Securities Act of 1933.

(c)	discount rate at time of purchase

Semi-Annual Report	24

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation (Depreciation)
Assets:
5/17/2005	Japanese Yen (Buy 410,900)	104.7836	$3,921	$42
4/30/2005	Canadian Dollar (Sell 319)	1.2592	254	2
5/6/2005	Canadian Dollar (Sell 11,213)	1.2591	8,906	127
5/2/2005	Danish Krone (Sell 2,766)	5.7896	478	3
6/10/2005	Danish Krone (Sell 50,575)	5.7827	8,746	62
6/10/2005	Poland Zloty (Sell 6,230)	3.3364	1,867	1

			$24,172	$237

Liabilities:
5/6/2005	Euro (Sell 63,560)	1.2858	$81,728	$(72)
5/6/2005	Japanese Yen (Sell 4,256,370)	104.8853	40,581	(1,254)

			$122,309	$(1,326)

Open Future Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation
41	U.S. Treasury 30 Year Bond Future	Jun-05	$4,709	$62

See notes to financial statements.

25	Paydenfunds

The Fund seeks a high level of total return by generally investing in below investment grade securities of emerging market countries denominated in U.S. and foreign currencies with no limit on the average portfolio maturity.

Credit Quality
AAA	5%
A	3%
BBB	24%
BB	32%
B	36%

Schedule of Investments - April 30, 2005

Principal or Shares	Security Description	Value (000)
Brazil (16%)
930,000	CSN Islands, 9.75%, 12/16/13	$958
2,740,000	Republic of Brazil, 10.125%, 5/15/27	2,952
1,400,000	Republic of Brazil, 10.50%, 7/14/14	1,572
895,000	Republic of Brazil, 11.00%, 8/17/40	1,014
1,750,000	Republic of Brazil, 14.50%, 10/15/09	2,231
Bulgaria (2%)
840,000	Bulgaria Government International Bond, 8.25%, 1/15/15	1,040
Colombia (7%)
920,000	Bavaria S.A., 8.875%, 11/1/10	997
830,000	Republic of Colombia, 11.75%, 2/25/20	1,008
3,585,000,000	Republic of Colombia, 11.75%, 3/1/10	1,549
China (1%)
520,000	Chaoda Modern Agricult 144A, 7.75%, 2/8/10 (b)	478
Croatia (2%)
700,000	Bina-Istra, 8.00%, 12/15/22	1,021
Hong Kong (2%)
1,050,000	Noble Group Ltd. 144A, 6.625%, 3/17/15 (b)	936
India (2%)
980,000	Vedanta Resources 144A, 6.625%, 2/22/10 (b)	929
Kazakhstan (2%)
1,030,000	Citigroup (JSC Kazkommer) 144A, 7.375%, 4/7/14 (b)	1,004
Mexico (11%)
710,000	Grupo Posadas 144A, 8.75%, 10/4/11 (b)	744
190,000	Grupo Posadas Sa De 144A, 8.75%, 10/4/11 (b)	199
13,030,000	Mexican Fixed Rate Bonds, 8.00%, 12/19/13	1,012
660,000	Mexico, 8.125%, 12/30/19	773
860,000	Pemex Project Funding Master Trust, 8.625%, 2/1/22	995
900,000	United Mexican States, 8.00%, 9/24/22	1,044
900,000	United Mexican States, 8.30%, 8/15/31	1,054
Panama (2%)
1,100,000	Republic of Panama, 9.625%, 2/8/11	1,290
Peru (3%)
1,989,900	Peru Government International Bond, 5.00%, 3/7/17	1,846
Philippines (4%)
760,000	Philippine Long Distance Telephone, 10.50%, 4/15/09	863
1,340,000	Republic of Philippines, 9.875%, 1/15/19	1,404
Poland (3%)
4,430,000	Poland Government Bond, 5.75%, 6/24/08	1,335
Russia (16%)
5,130,000	Russia Government International Bond, 5.00%, 3/31/30	5,454
1,050,000	Russian Ministry of Finance, 3.00%, 5/14/06	1,029
820,000	Russian Federation, 11.00%, 7/24/18	1,171
815,000	Tyumen Oil Co., 11.00%, 11/6/07	903
South Korea (2%)
1,030,000	Hanaro Telecom Inc. 144A, 7.00%, 2/1/12 (b)	987
Turkey (2%)
930,000	Vestel Electronics Finance, 11.50%, 5/14/07	1,047

Principal or Shares	Security Description	Value (000)
Ukraine (5%)
4,500,000	ING Bank NV 144A, Ukraine 11.18%, 1/3/07 (b)	$972
2,760,000	ING Bank NV 144A, Ukraine 11.70%, 5/31/06 (b)	592
5,000,000	ING Bank NV, Ukraine 11.63%, 1/2/08	1,117
Uruguay (3%)
1,980,000	Republic of Uruguay, 7.50%, 3/15/15	1,787
Venezuela (7%)
1,040,000	Republic of Venezuela, 9.25%, 9/15/27	1,025
2,690,000	Republic of Venezuela, 8.50%, 10/8/14	2,650
Investment Companies (6%)
3,078,776	Bunker Hill Money Market Fund *	3,079

Total (Cost - $51,714) (a) (98%)		52,061
Other Assets, net of Liabilities (2%)		924

Net Assets (100%)		$52,985

*	Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$961
Unrealized depreciation	(614)

Net unrealized appreciation	$347

(b)	Security offered only to qualified institutions, and thus not registered for sale to the public under rule 144A of the Securities Act of 1933.

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation (Depreciation)
Asset:
5/17/2005	Japanese Yen (Buy 112,474)	104.7836	$1,073	$18
Liability:
6/10/2005	Poland Zloty (Sell 4,678)	3.3364	$1,402	$—

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Depreciation
Turkey 3 Year Total Return Swap	Jul-05	991	$(21)

See notes to financial statements.

Semi-Annual Report	26

April 30, 2005

Numbers in 000s

	Bunker Hill Money Market Fund	Limited Maturity Fund	Short Bond Fund
ASSETS:
Investments, at value (1)	$176,398	$277,665	$444,190
Affiliated investments, at cost		5,097	7,120
Repurchase agreement, at cost	158,600
Foreign cash (2)
Cash	18	185
Receivable for:
Interest and dividends	123	1,446	3,227
Paydowns		22	156
Investments sold			281
Fund shares sold	7
Futures, swaps and options contracts			8
Forward currency contracts
Receivable from Advisor (Note 3)	2
Other assets	48	45	53

Total Assets	335,196	284,460	455,035

LIABILITIES:
Payable for:
Bank overdraft
Forward currency contracts
Investments purchased		5,334	101,638
Fund shares redeemed
Futures, swaps and options contracts
TBA sales commitments
Distributions payable	687	624	1,076
Accrued expenses:
Investment advisory fees (Note 3)		52	79
Administration fees (Note 3)	22	19	24
Trustee fees and expenses	3	2	3
Other liabilities	45	52	65

Total Liabilities	757	6,083	102,885

NET ASSETS	$334,439	$278,377	$352,150

NET ASSETS:
Paid in capital	$334,665	$282,198	$357,610
Undistributed net investment income (loss)	(54)	(499)	(143)
Undistributed net realized gains (losses) from investments	(172)	(2,396)	(3,205)
Net unrealized appreciation (depreciation) from:
Investments		(926)	(2,112)
Translation of assets and liabilities in foreign currencies

NET ASSETS	$334,439	$278,377	$352,150

Outstanding shares of beneficial interest	334,608	28,158	35,045

NET ASSET VALUE — offering and redemption price per share in whole dollars	$1.00	$9.89	$10.05

(1) Investments, at cost	$334,998	$283,688	$453,430
(2) Foreign cash, at cost	$—	$—	$—

See notes to financial statements.

27	Paydenfunds

U.S. Government Fund	GNMA Fund	Real Return Fund	Core Bond Fund	Opportunity Bond Fund	High Income Fund

$48,090	$168,031	$2,914	$793,578	$178,972	$443,295
1,028	3,058	37	25,394	4,388	12,302

					332
			7	7	376

294	594	14	4,836	1,335	9,878
68	185	2	11
	5,655		58,615	12,642	1,780

	13		21	17	17
			301	67	241
		4
17	25	11	40	15	47

49,497	177,561	2,982	882,803	197,443	468,268

	39
			237	54	202
	70,044	1,463	272,967	59,071	4,926

					51
	71		258	56
125	484

8	25		134	41	132
3	7		38	9	30
	1		5	1	4
27	38	20	81	38	68

163	70,709	1,483	273,720	59,270	5,413

$49,334	$106,852	$1,499	$609,083	$138,173	$462,855

$50,467	$111,101	$1,503	$614,494	$140,234	$504,916
(51)	(596)	5	823	256	(28)
(614)	(3,074)	(7)	(5,979)	(1,306)	(30,741)

(468)	(579)	(2)	(382)	(1,038)	(11,425)
			127	27	133

$49,334	$106,852	$1,499	$609,083	$138,173	$462,855

4,651	10,700	151	58,389	14,518	57,015

$10.61	$9.99	$9.96	$10.43	$9.52	$8.12

$49,586	$171,664	$2,953	$819,375	$184,415	$466,989
$—	$—	$—	$—	$—	$331

See notes to financial statements.

Semi-Annual Report	28

April 30, 2005

Numbers in 000s

	Tax Exempt Bond Fund	California Municipal Income Fund	Growth & Income Fund
ASSETS:
Investments, at value (1)	$22,327	$29,985	$56,839
Affiliated investments, at cost			869
Repurchase agreement, at cost
Foreign cash (2)
Cash	27	41
Receivable for:
Interest and dividends	272	380	125
Paydowns
Investments sold
Fund shares sold
Futures, swaps and options contracts
Forward currency contracts
Receivable from Advisor (Note 3)
Other assets	8	63	6

Total Assets	22,634	30,469	57,839

LIABILITIES:
Payable for:
Bank overdraft
Forward currency contracts
Investments purchased
Fund shares redeemed
Futures, swaps and options contracts
TBA sales commitments
Distributions payable	61	92
Accrued expenses:
Investment advisory fees (Note 3)	2	6	25
Administration fees (Note 3)	1	2	4
Trustee fees and expenses
Other liabilities	23	24	27

Total Liabilities	87	124	56

NET ASSETS	$22,547	$30,345	$57,783

NET ASSETS:
Paid in capital	$22,085	$28,944	$62,138
Undistributed net investment income (loss)	29		650
Undistributed net realized gains (losses) from investments	43	150	(7,072)
Net unrealized appreciation (depreciation) from:
Investments	390	1,251	2,067
Translation of assets and liabilities in foreign currencies

NET ASSETS	$22,547	$30,345	$57,783

Outstanding shares of beneficial interest	2,255	2,990	5,244

NET ASSET VALUE — offering and redemption price per share in whole dollars	$10.00	$10.15	$11.02

(1) Investments, at cost	$21,937	$28,734	$55,641
(2) Foreign cash, at cost	$—	$—	$—

See notes to financial statements.

29	Paydenfunds

Market Return Fund	U.S. Growth Leaders Fund	Small Cap Leaders Fund	Global Short Bond Fund	Global Fixed Income Fund	Emerging Markets Bond Fund

$103,721	$16,139	$6,063	$172,840	$179,415	$48,982
50	612	1,504	3,058	4,354	3,079

				1,681
2,499			108	22	30

583	7	4	2,098	2,514	920
13
39	58	152	563	731	1,077

1,410	4
			90	50	31

10	3	7	25	50	11

108,325	16,823	7,730	178,782	188,817	54,130

			208	1,414	21
2,494				514	1,039

		7		8	21

16	8	2	42	44	25
7	1	1	11	12	3
1			2	1	1
36	23	21	45	58	35

2,554	32	31	308	2,051	1,145

$105,771	$16,791	$7,699	$178,474	$186,766	$52,985

$117,980	$21,392	$7,947	$183,196	$176,965	$60,580
24	39		1,126	3,003	139
(6,167)	(6,363)	(791)	(6,208)	5,311	(8,087)

(6,066)	1,723	543	446	2,883	326
			(86)	(1,396)	27

$105,771	$16,791	$7,699	$178,474	$186,766	$52,985

10,555	2,201	796	17,232	18,670	4,392

$10.02	$7.63	$9.67	$10.36	$10.00	$12.06

$104,115	$15,012	$7,042	$175,452	$180,948	$51,714
$—	$—	$—	$—	$1,952	$—

See notes to financial statements.

Semi-Annual Report	30

Period ended April 30, 2005

Dollars in 000s

	Bunker Hill Money Market Fund	Limited Maturity Fund	Short Bond Fund
INVESTMENT INCOME:
Interest income (Note 2)	$3,857	$4,141	$6,264
Dividend income
Income from affiliated investment (Note 2)		62	59
Foreign tax withholdings

Investment Income	3,857	4,203	6,323

EXPENSES:
Investment advisory fees (Note 3)	252	469	498
Administration fees (Note 3)	134	134	142
Custodian fees	18	15	22
Transfer agent fees	26	22	26
Registration and filing fees	13	8	9
Trustee fees and expenses	17	17	18
Printing and mailing costs	12	12	12
Legal fees	8	8	8
Accounting fees	36	38	37
Insurance	13	14	12
Audit fees	14	14	14
Other expenses	10	20	18
Expenses previously deferred (Note 3)

Gross Expenses	553	771	816
Custodian credits (Note 2)	(3)	(3)	(1)
Expense subsidy (Note 3)	(213)	(99)	(15)

Net Expenses	337	669	800

Net Investment Income	3,520	3,534	5,523

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments		(285)	(2,198)
Foreign currency transactions			(148)
Futures, options and swap contracts			(498)
Change in net unrealized appreciation (depreciation) from:
Investments		(439)	(2,691)
Translation of assets and liabilities in foreign currencies			16
Futures, options and swap contracts			(114)

Net Realized and Unrealized Gains (Losses)	—	(724)	(5,633)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,520	$2,810	$(110)

See notes to financial statements.

31	Paydenfunds

U.S. Government Fund	GNMA Fund	Real Return Fund	Core Bond Fund	Opportunity Bond Fund	High Income Fund

$823	$2,656	$32	$12,258	$3,050	$18,205
				13
7	24	1	183	36	175

830	2,680	33	12,441	3,099	18,380

72	149	2	806	187	853
20	44	1	230	53	195
3	11	3	32	16	21
12	20	6	30	12	34
7	7	7	11	10	14
2	5		30	6	21
1	2		23	4	15
1	2		13	3	9
6	9	1	63	14	51
1	2		21	4	18
14	14	13	14	14	17
8	11	1	25	13	21
	2		18	10

147	278	34	1,316	346	1,269
	(1)		(4)		(3)
(32)		(32)

115	277	2	1,312	346	1,266

715	2,403	31	11,129	2,753	17,114

(513)	302	1	(3,584)	(692)	8,010
			(604)	(141)	(869)
	200		(1,446)	(330)	(441)

(284)	(1,235)	3	(7,128)	(2,679)	(30,306)
			159	34	141
	(9)		(8)	(3)	587

(797)	(742)	4	(12,611)	(3,811)	(22,878)

$(82)	$1,661	$35	$(1,482)	$(1,058)	$(5,764)

See notes to financial statements.

Semi-Annual Report	32

Period ended April 30, 2005

Dollars in 000s

	Tax Exempt Bond Fund	California Municipal Income Fund	Growth & Income Fund
INVESTMENT INCOME:
Interest income (Note 2)	$353	$617
Dividend income			$955
Income from affiliated investment (Note 2)			8
Foreign tax withholdings

Investment Income	353	617	963

EXPENSES:
Investment advisory fees (Note 3)	30	48	148
Administration fees (Note 3)	8	12	24
Custodian fees	4	3	3
Transfer agent fees	7	8	29
Registration and filing fees	7	1	8
Trustee fees and expenses	1	1	3
Printing and mailing costs	1	1	2
Legal fees		1	1
Accounting fees	3	4	7
Insurance		1	2
Audit fees	14	14	14
Other expenses	5	5	2
Expenses previously deferred (Note 3)

Gross Expenses	80	99	243
Custodian credits (Note 2)
Expense subsidy (Note 3)	(33)	(23)	(6)

Net Expenses	47	76	237

Net Investment Income	306	541	726

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	77	204	1,990
Foreign currency transactions
Futures, options and swap contracts	(52)	(93)
Change in net unrealized appreciation (depreciation) from:
Investments	(215)	(514)	(525)
Translation of assets and liabilities in foreign currencies
Futures, options and swap contracts	21	39

Net Realized and Unrealized Gains (Losses)	(169)	(364)	1,465

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$137	$177	$2,191

See notes to financial statements.

33	Paydenfunds

Market Return Fund	U.S. Growth Leaders Fund	Small Cap Leaders Fund	Global Short Bond Fund	Global Fixed Income Fund	Emerging Markets Bond Fund

$1,616	$1		$3,165	$3,166	$1,474
10	127	$35
31	8	8	45	26	21

1,657	136	43	3,210	3,192	1,495

144	49	25	236	277	87
41	7	3	63	74	15
12	7	6	25	43	17
13	9	9	14	21	10
14	7	7	10	9	7
6	1		8	9
6	1	2	5	6	1
3			4	4
14	2	1	15	19
4	1		7	5
14	12	14	23	20	17
16	2	2	15	17
					19

287	98	69	425	504	173
(1)
(54)	(17)	(26)

232	81	43	425	504	173

1,425	55	—	2,785	2,688	1,322

88	311	410	1,320	9,535	1,020
(24)			(1,277)	(3,629)	(74)
7,995	413	348	(126)	(33)	(24)

(701)	354	42	(669)	263	256
			(1,130)	(4,320)	(1,218)
(6,729)	(18)	19	161	131	29

629	1,060	819	(1,721)	1,947	(11)

$2,054	$1,115	$819	$1,064	$4,635	$1,311

See notes to financial statements.

Semi-Annual Report	34

Six months ended April 30, 2005 and year ended October 31, 2004

Numbers in 000s

	Bunker Hill Money Market Fund		Limited Maturity Fund
	2005	2004	2005	2004
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$3,520	$3,218	$3,534	$4,544
Net realized gains (losses) on investments			(285)	(598)
Change in net unrealized appreciation (depreciation)			(439)	(222)

Change in Net Assets Resulting from Operations	3,520	3,218	2,810	3,724

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(3,520)	(3,218)	(3,849)	(5,071)
Net realized gains from investments
In excess of net realized gains from investments
Return of capital				(3)

Change in Net Assets from Distributions to Shareholders	(3,520)	(3,218)	(3,849)	(5,074)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	9,087,215	20,157,972	79,698	398,734
Reinvestment of distributions	1,901	2,140	3,199	5,013
Cost of fund shares redeemed	(9,102,847)	(20,061,711)	(161,159)	(367,602)
Proceeds from redemption fees (Note 3)		57		61

Change in Net Assets from Capital Transactions	(13,731)	98,458	(78,262)	36,206

Total Change in Net Assets	(13,731)	98,458	(79,301)	34,856

NET ASSETS:
Beginning of period	348,170	249,712	357,678	322,822

End of period	$334,439	$348,170	$278,377	$357,678

Undistributed net investment income	$(54)	$(54)	$(499)	$(184)

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	348,339	249,938	36,058	32,413

Shares sold	9,087,215	20,157,972	8,059	40,102
Shares issued in reinvestment of distributions	1,901	2,140	323	504
Shares redeemed	(9,102,847)	(20,061,711)	(16,282)	(36,961)

Change in shares outstanding	(13,731)	98,401	(7,900)	3,645

Outstanding shares at end of period	334,608	348,339	28,158	36,058

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)			118,853
Sale of investments (excluding government)			117,920
Purchase of government securities
Sale of government securities			33,769

See notes to financial statements.

35	Paydenfunds

Short Bond Fund		U.S. Government Fund		GNMA Fund
2005	2004	2005	2004	2005	2004

$5,523	$6,669	$715	$1,407	$2,403	$5,586
(2,844)	419	(513)	(29)	502	(375)
(2,789)	(621)	(284)	120	(1,244)	563

(110)	6,467	(82)	1,498	1,661	5,774

(5,622)	(6,815)	(756)	(1,426)	(2,971)	(7,812)
	(2,532)		(1,695)

	(9)

(5,622)	(9,356)	(756)	(3,121)	(2,971)	(7,812)

94,311	217,234	6,385	10,074	10,185	52,663
4,454	9,139	618	3,052	2,130	7,021
(89,147)	(169,787)	(10,439)	(28,172)	(19,431)	(103,851)
	61		9		19

9,618	56,647	(3,436)	(15,037)	(7,116)	(44,148)

3,886	53,758	(4,274)	(16,660)	(8,426)	(46,186)

348,264	294,506	53,608	70,268	115,278	161,464

$352,150	$348,264	$49,334	$53,608	$106,852	$115,278

$(143)	$(44)	$(51)	$(10)	$(596)	$(28)

34,107	28,575	4,973	6,356	11,412	15,794

9,308	21,232	600	931	1,015	5,193
441	894	58	282	212	693
(8,811)	(16,594)	(980)	(2,596)	(1,939)	(10,268)

938	5,532	(322)	(1,383)	(712)	(4,382)

35,045	34,107	4,651	4,973	10,700	11,412

195,786
100,013
637,104		25,603		30,441
609,548		26,305		8,486

See notes to financial statements.

Semi-Annual Report	36

Six months ended April 30, 2005 and year ended October 31, 2004

Numbers in 000s

	Real Return Fund		Core Bond Fund
	2005	2004	2005	2004
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$31	$43	$11,129	$19,315
Net realized gains (losses) on investments	1	(6)	(5,634)	3,184
Change in net unrealized appreciation (depreciation)	3	(5)	(6,977)	6,696

Change in Net Assets Resulting from Operations	35	32	(1,482)	29,195

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(27)	(44)	(11,104)	(18,909)
Net realized gains from investments			(3,274)	(3,335)
In excess of net realized gains from investments
Return of capital

Change in Net Assets from Distributions to Shareholders	(27)	(44)	(14,378)	(22,244)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	306	1,364	79,307	216,704
Reinvestment of distributions	26	41	14,151	21,844
Cost of fund shares redeemed	(36)	(198)	(27,327)	(140,379)
Proceeds from redemption fees (Note 3)				99

Change in Net Assets from Capital Transactions	296	1,207	66,131	98,268

Total Change in Net Assets	304	1,195	50,271	105,219

NET ASSETS:
Beginning of period	1,195	—	558,812	453,593

End of period	$1,499	$1,195	$609,083	$558,812

Undistributed net investment income	$5	$1	$823	$803

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	121	—	52,134	42,769

Shares sold	31	138	7,504	20,477
Shares issued in reinvestment of distributions	3	4	1,342	2,061
Shares redeemed	(4)	(21)	(2,591)	(13,173)

Change in shares outstanding	30	121	6,255	9,365

Outstanding shares at end of period	151	121	58,389	52,134

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	81		257,188
Sale of investments (excluding government)			194,319
Purchase of government securities	33		676,876
Sale of government securities	36		533,985

See notes to financial statements.

37	Paydenfunds

Opportunity Bond Fund		High Income Fund		Tax Exempt Bond Fund
2005	2004	2005	2004	2005	2004

$2,753	$5,315	$17,114	$30,986	$306	$526
(1,163)	311	6,700	1,544	25	80
(2,648)	424	(29,578)	3,946	(194)	(12)

(1,058)	6,050	(5,764)	36,476	137	594

(2,683)	(5,175)	(17,483)	(30,792)	(306)	(526)
(352)	(6,569)			(62)	(285)

			(423)

(3,035)	(11,744)	(17,483)	(31,215)	(368)	(811)

26,173	41,891	66,896	317,658	8,093	4,877
2,991	11,647	15,574	28,174	276	720
(11,633)	(45,374)	(92,844)	(163,252)	(2,165)	(2,736)
	23	2	286		3

17,531	8,187	(10,372)	182,866	6,204	2,864

13,438	2,493	(33,619)	188,127	5,973	2,647

124,735	122,242	496,474	308,347	16,574	13,927

$138,173	$124,735	$462,855	$496,474	$22,547	$16,574

$256	$189	$(28)	$341	$29	$29

12,716	11,899	58,265	36,972	1,632	1,359

2,692	4,222	7,844	37,390	811	474
310	1,188	1,849	3,370	28	71
(1,200)	(4,593)	(10,943)	(19,467)	(216)	(272)

1,802	817	(1,250)	21,293	623	273

14,518	12,716	57,015	58,265	2,255	1,632

87,089		225,880		7,116
56,454		209,306		2,578
149,353
141,817

See notes to financial statements.

Semi-Annual Report	38

Six months ended April 30, 2005 and year ended October 31, 2004

Numbers in 000s

	California Municipal Income Fund		Growth & Income Fund
	2005	2004	2005	2004
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$541	$1,018	$726	$1,077
Net realized gains (losses) on investments	111	53	1,990	935
Change in net unrealized appreciation (depreciation)	(475)	135	(525)	3,414

Change in Net Assets Resulting from Operations	177	1,206	2,191	5,426

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(541)	(1,018)	(475)	(1,227)
Net realized gains from investments	(14)	(181)
In excess of net realized gains from investments
Return of capital

Change in Net Assets from Distributions to Shareholders	(555)	(1,199)	(475)	(1,227)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	280	3,846	3,024	10,393
Reinvestment of distributions	450	1,166	460	1,197
Cost of fund shares redeemed	(421)	(3,524)	(5,580)	(10,651)
Proceeds from redemption fees (Note 3)		5		38

Change in Net Assets from Capital Transactions	309	1,493	(2,096)	977

Total Change in Net Assets	(69)	1,500	(380)	5,176

NET ASSETS:
Beginning of period	30,414	28,914	58,163	52,987

End of period	$30,345	$30,414	$57,783	$58,163

Undistributed net investment income	$—	$—	$650	$399

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	2,960	2,815	5,434	5,347

Shares sold	28	372	269	978
Shares issued in reinvestment of distributions	44	115	40	112
Shares redeemed	(42)	(342)	(499)	(1,003)

Change in shares outstanding	30	145	(190)	87

Outstanding shares at end of period	2,990	2,960	5,244	5,434

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	9,022		8,797
Sale of investments (excluding government)	11,277		9,853
Purchase of government securities
Sale of government securities

See notes to financial statements.

39	Paydenfunds

Market Return Fund		U.S. Growth Leaders Fund		Small Cap Leaders Fund
2005	2004	2005	2004	2005	2004

$1,425	$1,051	$55	$73	$—	$(78)
8,059	2,742	724	1,891	758	(704)
(7,430)	307	336	(1,083)	61	(972)

2,054	4,100	1,115	881	819	(1,754)

(1,412)	(1,146)	(20)	(69)

(1,412)	(1,146)	(20)	(69)	—	—

18,205	68,152	2,643	6,852	394	5,568
1,379	1,120	19	67
(7,444)	(6,025)	(1,527)	(7,843)	(2,612)	(7,005)
	41		3		2

12,140	63,288	1,135	(921)	(2,218)	(1,435)

12,782	66,242	2,230	(109)	(1,399)	(3,189)

92,989	26,747	14,561	14,670	9,098	12,287

$105,771	$92,989	$16,791	$14,561	$7,699	$9,098

$24	$11	$39	$4	$—	$—

9,404	2,934	2,054	2,197	1,019	1,258

1,741	6,975	345	973	39	550
134	115	2	9		—
(724)	(620)	(200)	(1,125)	(262)	(789)

1,151	6,470	147	(143)	(223)	(239)

10,555	9,404	2,201	2,054	796	1,019

39,626		13,076		3,732
10,667		11,558		7,154

See notes to financial statements.

Semi-Annual Report	40

Six months ended April 30, 2005 and year ended October 31, 2004

Numbers in 000s

	Global Short Bond Fund
	2005	2004
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$2,785	$4,436
Net realized gains (losses) on investments	(83)	48
Change in net unrealized appreciation (depreciation)	(1,638)	(652)

Change in Net Assets Resulting from Operations	1,064	3,832

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(2,490)	(3,219)
Net realized gains from investments
In excess of net realized gains from investments
Return of capital		(1,058)

Change in Net Assets from Distributions to Shareholders	(2,490)	(4,277)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	56,708	123,188
Reinvestment of distributions	2,407	4,083
Cost of fund shares redeemed	(22,430)	(90,257)
Proceeds from redemption fees (Note 3)		27

Change in Net Assets from Capital Transactions	36,685	37,041

Total Change in Net Assets	35,259	36,596

NET ASSETS:
Beginning of period	143,215	106,619

End of period	$178,474	$143,215

Undistributed net investment income	$1,126	$831

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	13,707	10,191

Shares sold	5,443	11,780
Shares issued in reinvestment of distributions	232	390
Shares redeemed	(2,150)	(8,654)

Change in shares outstanding	3,525	3,516

Outstanding shares at end of period	17,232	13,707

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	62,502
Sale of investments (excluding government)	47,572
Purchase of government securities	1,241
Sale of government securities	3,243

See notes to financial statements.

41	Paydenfunds

Global Fixed Income Fund		Emerging Markets Bond Fund
2005	2004	2005	2004

$2,688	$6,139	$1,322	$4,317
5,873	2,898	922	(8,715)
(3,926)	(1,880)	(933)	779

4,635	7,157	1,311	(3,619)

(4,010)	(5,498)	(1,277)	(4,287)
			(6,240)

	(3,098)

(4,010)	(8,596)	(1,277)	(10,527)

35,739	59,671	33,949	112,242
3,554	7,765	1,185	9,734
(40,676)	(85,904)	(9,091)	(134,986)
	33	3	98

(1,383)	(18,435)	26,046	(12,912)

(758)	(19,874)	26,080	(27,058)

187,524	207,398	26,905	53,963

$186,766	$187,524	$52,985	$26,905

$3,003	$4,325	$139	$94

18,807	20,634	2,286	4,287

3,579	5,973	2,755	9,598
357	779	98	845
(4,073)	(8,579)	(747)	(12,444)

(137)	(1,827)	2,106	(2,001)

18,670	18,807	4,392	2,286

285,980		40,143
276,173		15,596
48,236
65,609

See notes to financial statements.

Semi-Annual Report	42

April 30, 2005

1.    Organization and Related Matters

The Payden & Rygel Investment Group (the “Group” or “Paydenfunds”) is a no-load, open-end management investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at no par value.

Each of the Funds, other than the Bunker Hill Money Market and High Income Funds, has been classified as non-diversified.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of 60 days or less) are valued at market on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain fixed income securities which may have a bid-ask spread greater than ten basis points may be valued using other fixed income securities with a comparable level of risk, and for which prices are more readily obtainable. Debt securities with original maturities of sixty days or less and securities in the Bunker Hill Money Market Fund are valued at amortized cost, which approximates fair value. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.

Equity securities listed or traded on any domestic (U.S.) securities exchange are valued at the last sale price or, if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Foreign equity securities are valued based upon the last sale price on the foreign exchange or market on which they are principally traded as of the close of the appropriate exchange or, if there have been no sales during the day, at the last bid price.

All other securities not described above are appraised at the fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds except the tax exempt funds may purchase securities that are denominated in foreign currencies. For these Funds, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Each of these Funds isolates that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

43	Paydenfunds

April 30, 2005

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement.

Options Transactions

Option techniques may be utilized by each of the Funds (except the Bunker Hill Money Market Fund) to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved.

When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When a Fund purchases a call or put option, an amount equal to the premium paid is included in that Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Futures Contracts

The Funds (except the Bunker Hill Money Market Fund) may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. The Real Return Fund may invest in commodities futures contracts to hedge against changes in inflation or securities prices.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

The Growth & Income, Market Return, U.S. Growth Leaders, Small Cap Leaders, Opportunity Bond and High Income Funds may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make

Semi-Annual Report	44

delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

The Core Bond, Opportunity Bond and High Income Funds have entered into credit default swap agreements. The counterparty to each agreement has agreed to pay the Funds an annuity premium which is based on a notional principal amount of a specified security in the contract. The annuity premium is received by each of the Funds until a credit event (e.g. grace period extension, obligation acceleration, repudiation/ moratorium, or restructuring) relating to the security occurs or until the termination of the swap agreement, whichever is first. If a credit event does not occur prior to the termination of the swap contract, none of the Funds will make any payment to the counterparty. If a credit event does occur, the respective Fund will pay the counterparty the notional amount at par.

Security	Annuity Premium	Counterparty
Bellsouth Corp., 6.00%, 10/15/11	1.12%	ABN Amro
Lockheed Martin Corp., 8.20%, 12/1/09	0.68%	ABN Amro

The Emerging Markets Bond and High Income Funds have entered into a total return credit swap where the Fund and counterparty have agreed to exchange payments based on a notional principal amount of a specified security. The total return recipient pays a financing charge in exchange for the total return, which includes interest and principal appreciation or depreciation of the underlying security.

Security	Annuity Premium	Counterparty
Turkey, 20% 10/17/07	LIBOR + 0.50%	CS First Boston

Forward Currency Contracts

The Global Short Bond, Global Fixed Income, Emerging Markets Bond, Market Return, U.S. Growth Leaders, Small Cap Leaders, Limited Maturity, Short Bond, Real Return, Core Bond, Opportunity Bond and High Income Funds each may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These Funds enter into forward contracts as a hedge against specific transactions or portfolio positions to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, at which time a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

TBA Sale Commitments

Each of the Funds may enter into TBA sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the current value of the underlying securities. The contract is “marked-to- market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

The following Funds earned a fee for entering into dollar roll agreements. The amounts below are included in interest income in the statement of operations.

GNMA	$779,632
Real Return	1,956
Core Bond	1,620,141
Opportunity Bond	346,197

45	Paydenfunds

April 30, 2005

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. The Fund, which employs these investment options are required to segregate sufficient assets to cover any potential loss.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for all Funds, except for (i) Growth & Income, U.S. Growth Leaders and Small Cap Leaders Funds, which are declared and paid semi-annually, and (ii) the Bunker Hill Money Market, Limited Maturity, Short Bond, U.S. Government, GNMA, Tax Exempt Bond and California Municipal Income Funds, which are declared daily and paid monthly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations.

Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return.

Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

Line of Credit

The Group has entered into a Credit Agreement with Deutsche Bank AG and Mellon Bank NA under which the banks have agreed to make loans to one or more of the Funds upon request by such Fund(s) and subject to the conditions of the Credit Agreement. The interest rate for any such loan will vary depending upon the type of borrowing chosen by the Fund. The aggregate of all such loans to the Funds may not exceed $60 million. No Fund took a loan during the period, nor did any Fund have a loan outstanding at the end of the period.

Affiliated Investment

Each of the Funds (except the Tax Exempt Bond and California Municipal Income Funds) invests in the Bunker Hill Money Market Fund, an affiliated Fund. Income earned by each Fund for the period is disclosed in the statements of operations.

Custodian Credits

The Funds have entered into an agreement with the custodian, whereby they earn custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Funds, are based on 75% of the daily effective federal funds rate, and are disclosed in the statements of operations.

Other

Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

Semi-Annual Report	46

3.    Related Party Transactions

Payden & Rygel (the “Adviser”) provides investment advisory services to the Funds. Under the terms of the investment advisory agreement, Payden & Rygel is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rate for each Fund is shown in the table below.

	Adviser Fees Based on Assets				Expense Guarantee		3 Year Deferred Expense Subsidy
	Between 0—500 Million	Between 0.5—1 Billion	Between 1—2 Billion	Over 2 Billion		Voluntary Expense Limit
Bunker Hill Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.20%	$1,074,633
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.40%	638,204
Short Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%	158,544
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%	255,753
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a	279,092
Real Return	0.28%	0.28%	0.28%	0.28%	0.60%	0.38%	91,381
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a	—
Opportunity Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a	17,563
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a	—
Tax Exempt Bond	0.32%	0.28%	0.25%	0.25%	0.60%	0.50%	204,887
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.50%	145,072
Growth & Income	0.50%	0.50%	0.50%	0.30%	0.80%	n/a	273,000
Market Return	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%	297,720
U.S. Growth Leaders	0.60%	0.60%	0.50%	0.50%	1.00%	n/a	128,160
Small Cap Leaders	0.60%	0.60%	0.50%	0.50%	1.00%	n/a	183,744
Global Short Bond	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	—
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	—
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	0.90%	5,254

47	Paydenfunds

Payden & Rygel agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. Payden & Rygel also voluntarily agreed to temporarily limit each Fund’s total expenses, including advisory fees, to the percentages indicated above of each Fund’s average daily net assets on an annualized basis through October 31, 2005 (exclusive of interest and taxes).

Each Fund remains liable to Payden & Rygel for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or expense limit (whichever is in effect at the time of reimbursement).

The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Funds through the end of the year. They are not recorded as liabilities in the statement of assets and liabilities, but will be recognized as net expense in the statements of operations as expense previously deferred in future periods, if expense limits permit.

Treasury Plus, Inc., a wholly owned subsidiary of the Adviser, serves as administrator to the Group. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of 0.08%.

Under a distribution agreement with the Group, Payden & Rygel Distributors is not entitled to receive any fees from the Group.

The Emerging Markets Bond, Growth & Income, Market Return, U.S. Growth Leaders, Small Cap Leaders and High Income Funds employ a redemption fee on shareholders payable to the Distributor and equal to 2% of the value of shares redeemed if the shares are held less than one calendar month. The fees for the period are added to paid in capital and are disclosed in the statements of changes in net assets.

Certain officers and/or trustees of the Group are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Group.

For a share outstanding during the periods ended April 30, 2005 and October 31st

	Bunker Hill Money Market Fund
	2005	2004	2003	2002	2001
Net asset value — beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment activities:
Net investment income	0.01	0.01	0.01	0.02	0.05
Net realized and unrealized gains (losses)

Total from investment activities	0.01	0.01	0.01	0.02	0.05

Distributions to shareholders:
From net investment income	(0.01)	(0.01)	(0.01)	(0.02)	(0.05)
From net realized gains
Return of capital

Total distributions to shareholders	(0.01)	(0.01)	(0.01)	(0.02)	(0.05)

Net asset value — end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.05%	0.99%	1.07%	1.79%	4.83%

Ratios/supplemental data:
Net assets, end of period (000s)	$334,439	$348,170	$249,712	$203,719	$375,289
Ratio of gross expense to average net assets	0.33%	0.32%	0.37%	0.36%	0.39%
Ratio of net expense to average net assets	0.20%	0.20%	0.22%	0.30%	0.30%
Ratio of investment income less gross expenses to average net assets	1.96%	0.89%	0.85%	1.78%	4.21%
Ratio of net investment income to average net assets	2.09%	1.01%	1.00%	1.84%	4.30%
Portfolio turnover rate	n/a	n/a	n/a	n/a	n/a

The Fund commenced operations on December 17, 1997.

	Limited Maturity Fund
	2005	2004	2003	2002	2001
Net asset value — beginning of period	$9.92	$9.96	$10.03	$10.14	$9.97

Income (loss) from investment activities:
Net investment income	0.10	0.15	0.17	0.31	0.56
Net realized and unrealized gains (losses)	(0.02)	(0.03)	(0.04)	(0.07)	0.17

Total from investment activities	0.08	0.12	0.13	0.24	0.73

Distributions to shareholders:
From net investment income	(0.11)	(0.16)	(0.20)	(0.30)	(0.56)
From net realized gains				(0.05)
Return of capital

Total distributions to shareholders	(0.11)	(0.16)	(0.20)	(0.35)	(0.56)

Net asset value — end of period	$9.89	$9.92	$9.96	$10.03	$10.14

Total return	0.85%	1.19%	1.33%	2.42%	7.44%

Ratios/supplemental data:
Net assets, end of period (000s)	$278,377	$357,678	$322,822	$279,098	$202,379
Ratio of gross expense to average net assets	0.46%	0.46%	0.48%	0.48%	0.51%
Ratio of net expense to average net assets	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of investment income less gross expenses to average net assets	2.05%	1.36%	1.52%	2.76%	5.39%
Ratio of net investment income to average net assets	2.11%	1.42%	1.60%	2.84%	5.50%
Portfolio turnover rate	77%	84%	91%	115%	128%

The Fund commenced operations on May 1, 1994.

See notes to financial statements.

Semi-Annual Report	48

For a share outstanding during the periods ended April 30, 2005 and October 31st

	Short Bond Fund
	2005	2004	2003	2002	2001
Net asset value — beginning of period	$10.21	$10.31	$10.39	$10.24	$9.69

Income (loss) from investment activities:
Net investment income	0.16	0.21	0.21	0.37	0.54
Net realized and unrealized gains (losses)	(0.16)	(0.02)	0.05	0.15	0.55

Total from investment activities	0.00	0.19	0.26	0.52	1.09

Distributions to shareholders:
From net investment income	(0.16)	(0.21)	(0.22)	(0.37)	(0.54)
From net realized gains		(0.08)	(0.12)
Return of capital

Total distributions to shareholders	(0.16)	(0.29)	(0.34)	(0.37)	(0.54)

Net asset value — end of period	$10.05	$10.21	$10.31	$10.39	$10.24

Total return	(0.01)%	1.88%	2.56%	5.16%	11.51%

Ratios/supplemental data:
Net assets, end of period (000s)	$352,150	$348,264	$294,506	$182,933	$83,216
Ratio of gross expense to average net assets	0.46%	0.46%	0.50%	0.49%	0.54%
Ratio of net expense to average net assets	0.45%	0.45%	0.50%	0.40%	0.40%
Ratio of investment income less gross expenses to average net assets	3.09%	2.01%	2.00%	3.40%	5.22%
Ratio of net investment income to average net assets	3.10%	2.02%	2.00%	3.49%	5.36%
Portfolio turnover rate	89%	175%	151%	152%	114%

The Fund commenced operations on January 1, 1994.

	U.S. Government Fund
	2005	2004	2003	2002	2001
Net asset value — beginning of period	$10.78	$11.06	$11.42	$11.24	$10.47

Income (loss) from investment activities:
Net investment income	0.15	0.27	0.30	0.46	0.55
Net realized and unrealized gains (losses)	(0.16)	(0.02)	(0.15)	0.18	0.77

Total from investment activities	(0.01)	0.25	0.15	0.64	1.32

Distributions to shareholders:
From net investment income	(0.16)	(0.27)	(0.31)	(0.46)	(0.55)
From net realized gains		(0.26)	(0.20)
Return of capital

Total distributions to shareholders	(0.16)	(0.53)	(0.51)	(0.46)	(0.55)

Net asset value — end of period	$10.61	$10.78	$11.06	$11.42	$11.24

Total return	(0.12)%	2.42%	1.28%	5.93%	12.95%

Ratios/supplemental data:
Net assets, end of period (000s)	$49,334	$53,608	$70,268	$67,151	$63,266
Ratio of gross expense to average net assets	0.58%	0.57%	0.55%	0.55%	0.53%
Ratio of net expense to average net assets	0.45%	0.45%	0.45%	0.40%	0.40%
Ratio of investment income less gross expenses to average net assets	2.67%	2.31%	2.55%	3.96%	4.98%
Ratio of net investment income to average net assets	2.80%	2.43%	2.65%	4.11%	5.11%
Portfolio turnover rate	104%	70%	134%	217%	215%
The Fund commenced operations on January 1, 1995.

See notes to financial statements.

49	Paydenfunds

	GNMA Fund
	2005	2004	2003	2002	2001
Net asset value — beginning of period	$10.10	$10.22	$10.56	$10.77	$10.15

Income (loss) from investment activities:
Net investment income	0.22	0.41	0.41	0.64	0.65
Net realized and unrealized gains (losses)	(0.06)	0.07	(0.09)	0.02	0.63

Total from investment activities	0.16	0.48	0.32	0.66	1.28

Distributions to shareholders:
From net investment income	(0.27)	(0.60)	(0.60)	(0.62)	(0.65)
From net realized gains			(0.06)	(0.25)	(0.01)
Return of capital

Total distributions to shareholders	(0.27)	(0.60)	(0.66)	(0.87)	(0.66)

Net asset value — end of period	$9.99	$10.10	$10.22	$10.56	$10.77

Total return	1.58%	4.89%	3.08%	6.59%	13.00%

Ratios/supplemental data:
Net assets, end of period (000s)	$106,852	$115,278	$161,464	$162,158	$146,296
Ratio of gross expense to average net assets	0.50%	0.52%	0.54%	0.51%	0.50%
Ratio of net expense to average net assets	0.50%	0.50%	0.50%	0.35%	0.35%
Ratio of investment income less gross expenses to average net assets	4.35%	4.23%	3.93%	5.72%	6.09%
Ratio of net investment income to average net assets	4.35%	4.25%	3.97%	5.88%	6.24%
Portfolio turnover rate	10%	32%	25%	104%	71%

The Fund commenced operations on August 27, 1999.

	Real Return Fund
	2005	2004
Net asset value — beginning of period	$9.92	$10.00

Income (loss) from investment activities:
Net investment income	0.22	0.39
Net realized and unrealized gains (losses)	0.02	(0.09)

Total from investment activities	0.24	0.30

Distributions to shareholders:
From net investment income	(0.20)	(0.38)
From net realized gains
Return of capital

Total distributions to shareholders	(0.20)	(0.38)

Net asset value — end of period	$9.96	$9.92

Total return *	2.40%	3.06%

Ratios/supplemental data:
Net assets, end of period (000s)	$1,499	$1,195
Ratio of gross expense to average net assets **	5.14%	8.30%
Ratio of net expense to average net assets **	0.38%	0.38%
Ratio of investment income less gross expenses to average net assets **	(0.31)%	(2.14)%
Ratio of net investment income to average net assets **	4.45%	5.78%
Portfolio turnover rate **	4%	18%
The Fund commenced operations on February 27, 2004. * Not annualized for periods less than 1 year ** Annualized for periods less than 1 year

See notes to financial statements.

Semi-Annual Report	50

For a share outstanding during the periods ended April 30, 2005 and October 31st

	Core Bond Fund
	2005	2004	2003	2002	2001
Net asset value — beginning of period	$10.72	$10.61	$10.46	$10.19	$9.30

Income (loss) from investment activities:
Net investment income	0.20	0.40	0.33	0.45	0.55
Net realized and unrealized gains (losses)	(0.23)	0.17	0.16	0.27	0.88

Total from investment activities	(0.03)	0.57	0.49	0.72	1.43

Distributions to shareholders:
From net investment income	(0.20)	(0.39)	(0.34)	(0.45)	(0.54)
From net realized gains	(0.06)	(0.07)
Return of capital

Total distributions to shareholders	(0.26)	(0.46)	(0.34)	(0.45)	(0.54)

Net asset value — end of period	$10.43	$10.72	$10.61	$10.46	$10.19

Total return	(0.28)%	5.49%	4.76%	7.37%	15.70%

Ratios/supplemental data:
Net assets, end of period (000s)	$609,083	$558,812	$543,593	$261,263	$149,947
Ratio of gross expense to average net assets	0.46%	0.45%	0.51%	0.50%	0.54%
Ratio of net expense to average net assets	0.46%	0.44%	0.51%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets	3.87%	3.75%	3.21%	4.50%	5.59%
Ratio of net investment income to average net assets	3.87%	3.74%	3.21%	4.50%	5.63%
Portfolio turnover rate	194%	164%	303%	582%	787%
The Fund commenced operations on January 1, 1994.

	Opportunity Bond Fund
	2005	2004	2003	2002	2001
Net asset value — beginning of period	$9.81	$10.27	$10.20	$10.15	$9.50

Income (loss) from investment activities:
Net investment income	0.19	0.42	0.47	0.58	0.59
Net realized and unrealized gains (losses)	(0.26)	0.09	0.22	0.05	0.65

Total from investment activities	(0.07)	0.51	0.69	0.63	1.24

Distributions to shareholders:
From net investment income	(0.19)	(0.41)	(0.49)	(0.58)	(0.59)
From net realized gains	(0.03)	(0.56)	(0.13)
Return of capital

Total distributions to shareholders	(0.22)	(0.97)	(0.62)	(0.58)	(0.59)

Net asset value — end of period	$9.52	$9.81	$10.27	$10.20	$10.15

Total return	(0.76)%	5.21%	6.86%	6.45%	13.38%

Ratios/supplemental data:
Net assets, end of period (000s)	$138,173	$124,735	$122,242	$191,167	$287,263
Ratio of gross expense to average net assets	0.52%	0.51%	0.52%	0.49%	0.49%
Ratio of net expense to average net assets	0.52%	0.49%	0.52%	0.49%	0.48%
Ratio of investment income less gross expenses to average net assets	4.12%	4.26%	4.40%	5.62%	6.13%
Ratio of net investment income to average net assets	4.12%	4.28%	4.40%	5.62%	6.14%
Portfolio turnover rate	239%	190%	230%	648%	434%

The Fund commenced operations on December 9, 1996.

See notes to financial statements.

51	Paydenfunds

	High Income Fund
	2005	2004	2003	2002	2001
Net asset value — beginning of period	$8.52	$8.34	$7.44	$8.19	$8.76

Income (loss) from investment activities:
Net investment income	0.29	0.59	0.64	0.65	0.65
Net realized and unrealized gains (losses)	(0.39)	0.18	0.91	(0.68)	(0.53)

Total from investment activities	(0.10)	0.77	1.55	(0.03)	0.12

Distributions to shareholder:
From net investment income	(0.30)	(0.59)	(0.65)	(0.72)	(0.69)
From net realized gains
Return of capital		(0.01)

Total distributions to shareholders	(0.30)	(0.60)	(0.65)	(0.72)	(0.69)

Proceeds from redemption fees		0.01

Net asset value — end of period	$8.12	$8.52	$8.34	$7.44	$8.19

Total return	(1.23)%	9.74%	21.55%	(0.59)%	1.38%

Ratios/supplemental data:
Net assets, end of period (000s)	$462,855	$496,474	$308,347	$226,107	$218,527
Ratio of gross expense to average net assets	0.52%	0.52%	0.55%	0.52%	0.58%
Ratio of net expense to average net assets	0.52%	0.52%	0.55%	0.52%	0.57%
Ratio of investment income less gross expenses to average net assets	7.02%	7.19%	8.02%	8.30%	8.56%
Ratio of net investment income to average net assets	7.02%	7.19%	8.02%	8.30%	8.57%
Portfolio turnover rate	90%	64%	79%	48%	74%
The Fund commenced operations on December 30, 1997.

	Tax Exempt Bond Fund
	2005	2004	2003	2002	2001
Net asset value — beginning of period	$10.15	$10.25	$10.22	$10.06	$9.58

Income (loss) from investment activities:
Net investment income	0.16	0.35	0.34	0.36	0.42
Net realized and unrealized gains (losses)	(0.11)	0.06	0.03	0.16	0.48

Total from investment activities	0.05	0.41	0.37	0.52	0.90

Distributions to shareholders:
From net investment income	(0.16)	(0.33)	(0.34)	(0.36)	(0.42)
From net realized gains	(0.04)	(0.18)
Return of capital

Total distributions to shareholders	(0.20)	(0.51)	(0.34)	(0.36)	(0.42)

Net asset value — end of period	$10.00	$10.15	$10.25	$10.22	$10.06

Total return	0.47%	4.16%	3.71%	5.30%	9.63%

Ratios/supplemental data:
Net assets, end of period (000s)	$22,547	$16,574	$13,927	$26,236	$26,093
Ratio of gross expense to average net assets	0.85%	0.88%	0.78%	0.69%	0.68%
Ratio of net expense to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets	2.90%	2.92%	3.06%	3.39%	4.10%
Ratio of net investment income to average net assets	3.25%	3.30%	3.33%	3.58%	4.28%
Portfolio turnover rate	30%	57%	47%	114%	78%
The Fund commenced operations on December 21, 1993.

See notes to financial statements.

Semi-Annual Report	52

For a share outstanding during the periods ended April 30, 2005 and October 31st

	California Municipal Income Fund
	2005	2004	2003	2002	2001
Net asset value — beginning of period	$10.28	$10.27	$10.43	$10.42	$9.93

Income (loss) from investment activities:
Net investment income	0.18	0.35	0.34	0.38	0.40
Net realized and unrealized gains (losses)	(0.13)	0.08	0.05	0.01	0.49

Total from investment activities	0.05	0.43	0.39	0.39	0.89

Distributions to shareholders:
From net investment income	(0.18)	(0.35)	(0.34)	(0.38)	(0.40)
From net realized gains		(0.07)	(0.21)
In excess of net realized gains
Return of capital

Total distributions to shareholders	(0.18)	(0.42)	(0.55)	(0.38)	(0.40)

Net asset value — end of period	$10.15	$10.28	$10.27	$10.43	$10.42

Total return	0.55%	4.24%	3.80%	3.81%	9.12%

Ratios/supplemental data:
Net assets, end of period (000s)	$30,345	$30,414	$28,914	$28,180	$33,693
Ratio of gross expense to average net assets	0.65%	0.64%	0.65%	0.61%	0.61%
Ratio of net expense to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets	3.43%	3.28%	3.13%	3.53%	3.81%
Ratio of net investment income to average net assets	3.58%	3.42%	3.28%	3.64%	3.92%
Portfolio turnover rate	64%	53%	29%	36%	31%
The Fund commenced operations on December 17, 1998.

	Growth & Income Fund
	2005	2004	2003	2002	2001
Net asset value — beginning of period	$10.70	$9.91	$8.79	$10.08	$15.61

Income (loss) from investment activities:
Net investment income	0.14	0.20	0.26	0.18	0.17
Net realized and unrealized gains (losses)	0.27	0.81	1.03	(1.29)	(2.37)

Total from investment activities	0.41	1.01	1.29	(1.11)	(2.20)

Distributions to shareholders:
From net investment income	(0.09)	(0.23)	(0.17)	(0.18)	(0.16)
From net realized gains					(3.17)
Return of capital

Total distributions to shareholders	(0.09)	(0.23)	(0.17)	(0.18)	(3.33)

Proceeds from redemption fees		0.01

Net asset value — end of period	$11.02	$10.70	$9.91	$8.79	$10.08

Total return	3.80%	10.32%	14.81%	(11.13)%	(17.84)%

Ratios/supplemental data:
Net assets, end of period (000s)	$57,783	$58,163	$52,987	$52,515	$76,889
Ratio of gross expense to average net assets	0.82%	0.82%	1.00%	0.93%	0.85%
Ratio of net expense to average net assets	0.80%	0.80%	0.80%	0.75%	0.75%
Ratio of investment income less gross expenses to average net assets	2.44%	1.85%	2.50%	1.56%	1.35%
Ratio of net investment income to average net assets	2.46%	1.87%	2.71%	1.74%	1.45%
Portfolio turnover rate	30%	30%	155%	54%	12%

The Fund commenced operations on November 1, 1996.

See notes to financial statements.

53	Paydenfunds

	Market Return Fund
	2005	2004	2003	2002	2001
Net asset value — beginning of period	$9.89	$9.12	$7.68	$9.29	$13.02

Income (loss) from investment activities:
Net investment income	0.14	0.20	0.15	0.26	0.66
Net realized and unrealized gains (losses)	0.13	0.78	1.49	(1.61)	(3.73)

Total from investment activities	0.27	0.98	1.64	(1.35)	(3.07)

Distributions to shareholders:
From net investment income	(0.14)	(0.21)	(0.19)	(0.26)	(0.66)
From net realized gains
Return of capital			(0.01)

Total distributions to shareholders	(0.14)	(0.21)	(0.20)	(0.26)	(0.66)

Net asset value — end of period	$10.02	$9.89	$9.12	$7.68	$9.29

Total return	2.69%	10.75%	21.72%	(14.98)%	(24.13)%

Ratios/supplemental data:
Net assets, end of period (000s)	$105,771	$92,989	$26,747	$17,341	$19,826
Ratio of gross expense to average net assets	0.55%	0.61%	0.85%	0.82%	0.59%
Ratio of net expense to average net assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of investment income less gross expenses to average net assets	2.67%	1.84%	1.59%	2.37%	5.55%
Ratio of net investment income to average net assets	2.77%	2.00%	1.99%	2.74%	5.69%
Portfolio turnover rate	25%	44%	294%	129%	92%
The Fund commenced operations on December 1, 1995.

	U.S. Growth Leaders Fund
	2005	2004	2003	2002	2001
Net asset value — beginning of period	$7.09	$6.68	$5.50	$6.49	$11.42

Income (loss) from investment activities:
Net investment income	0.03	0.03	(0.01)		0.08
Net realized and unrealized gains (losses)	0.52	0.41	1.19	(0.95)	(4.63)

Total from investment activities	0.55	0.44	1.18	(0.95)	(4.55)

Distributions to shareholders:
From net investment income	(0.01)	(0.03)		(0.01)	(0.12)
From net realized gains					(0.23)
In excess of net realized gains					(0.03)
Return of capital				(0.03)

Total distributions to shareholders	(0.01)	(0.03)	0.00	(0.04)	(0.38)

Net asset value — end of period	$7.63	$7.09	$6.68	$5.50	$6.49

Total return	7.75%	6.51%	21.44%	(14.79)%	(40.75)%

Ratios/supplemental data:
Net assets, end of period (000s)	$16,791	$14,561	$14,670	$7,105	$11,700
Ratio of gross expense to average net assets	1.21%	1.11%	1.40%	1.27%	1.26%
Ratio of net expense to average net assets	1.00%	1.00%	1.00%	0.80%	0.80%
Ratio of investment income less gross expenses to average net assets	0.46%	0.29%	(0.57)%	(0.43)%	0.61%
Ratio of net investment income to average net assets	0.67%	0.40%	(0.16)%	0.04%	1.07%
Portfolio turnover rate	148%	182%	188%	449%	199%

The Fund commenced operations on June 17, 1999.

See notes to financial statements.

Semi-Annual Report	54

For a share outstanding during the periods ended April 30, 2005 and October 31st

	Small Cap Leaders Fund
	2005	2004	2003	2002	2001
Net asset value — beginning of period	$8.93	$9.77	$7.95	$9.45	$11.63

Income (loss) from investment activities:
Net investment income		(0.08)	(0.01)	0.02	0.13
Net realized and unrealized gains (losses)	0.74	(0.76)	1.83	(1.50)	(1.45)

Total from investment activities	0.74	(0.84)	1.82	(1.48)	(1.32)

Distributions to shareholders:
From net investment income				(0.02)	(0.10)
From net realized gains					(0.76)
Return of capital

Total distributions to shareholders	0.00	0.00	0.00	(0.02)	(0.86)

Net asset value — end of period	$9.67	$8.93	$9.77	$7.95	$9.45

Total return *	8.29%	(8.59)%	22.90%	(15.70)%	(11.44)%

Ratios/supplemental data:
Net assets, end of period (000s)	$7,699	$9,098	$12,287	$10,107	$16,809
Ratio of gross expense to average net assets **	1.62%	1.32%	1.40%	1.25%	1.11%
Ratio of net expense to average net assets **	1.00%	1.00%	1.00%	0.80%	0.80%
Ratio of investment income less gross expenses to average net assets **	(0.61)%	(0.89)%	(0.52)%	(0.47)%	0.56%
Ratio of net investment income to average net assets **	0.01%	(0.57)%	(0.12)%	(0.02)%	0.87%
Portfolio turnover rate	95%	355%	407%	508%	251%
The Fund commenced operations on December 20, 1999.

	Global Short Bond Fund
	2005	2004	2003	2002	2001
Net asset value — beginning of period	$10.45	$10.46	$10.22	$10.07	$9.60

Income (loss) from investment activities:
Net investment income	0.16	0.24	0.26	0.35	0.30
Net realized and unrealized gains (losses)	(0.10)	0.06	0.35	0.15	0.49

Total from investment activities	0.06	0.30	0.61	0.50	0.79

Distributions to shareholders:
From net investment income	(0.16)	(0.23)	(0.26)	(0.35)	(0.32)
From net realized gains
Return of capital		(0.08)	(0.11)

Total distributions to shareholders	(0.16)	(0.31)	(0.37)	(0.35)	(0.32)

Net asset value — end of period	$10.35	$10.45	$10.46	$10.22	$10.07

Total return	0.67%	2.83%	6.06%	5.03%	8.36%

Ratios/supplemental data:
Net assets, end of period (000s)	$178,474	$143,215	$106,619	$69,701	$56,302
Ratio of gross expense to average net assets	0.54%	0.58%	0.60%	0.59%	0.59%
Ratio of net expense to average net assets	0.54%	0.58%	0.60%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets	3.53%	3.03%	3.64%	4.36%	4.23%
Ratio of net investment income to average net assets	3.53%	3.03%	3.64%	4.45%	4.32%
Portfolio turnover rate	79%	87%	68%	166%	272%
The Fund commenced operations on September 18, 1996. * Not annualized for periods less than 1 year ** Annualized for periods less than 1 year

See notes to financial statements.

55	Paydenfunds

	Global Fixed Income Fund
	2005	2004	2003	2002	2001
Net asset value — beginning of period	$9.97	$10.05	$10.18	$10.36	$9.97

Income (loss) from investment activities:
Net investment income	0.15	0.16	0.26	(0.09)	0.85
Net realized and unrealized gains (losses)	0.10	0.21	0.14	0.43	0.25

Total from investment activities	0.25	0.37	0.40	0.34	1.10

Distributions to shareholders:
From net investment income	(0.22)	(0.29)	(0.41)	(0.04)	(0.71)
From net realized gains			(0.05)
Return of capital		(0.16)	(0.07)	(0.48)

Total distributions to shareholders	(0.22)	(0.45)	(0.53)	(0.52)	(0.71)

Net asset value — end of period	$10.00	$9.97	$10.05	$10.18	$10.36

Total return	2.48%	3.74%	3.94%	3.45%	11.42%

Ratios/supplemental data:
Net assets, end of period (000s)	$186,766	$187,524	$207,398	$266,439	$362,308
Ratio of gross expense to average net assets	0.55%	0.53%	0.56%	0.52%	0.53%
Ratio of net expense to average net assets	0.55%	0.53%	0.56%	0.52%	0.53%
Ratio of investment income less gross expenses to average net assets	2.91%	3.17%	3.26%	3.56%	4.03%
Ratio of net investment income to average net assets	2.91%	3.17%	3.26%	3.56%	4.03%
Portfolio turnover rate	380%	160%	168%	159%	110%
The Fund commenced operations on September 1, 1992.

	Emerging Markets Bond Fund
	2005	2004	2003	2002	2001
Net asset value — beginning of period	$11.77	$12.59	$11.32	$10.94	$11.14

Income (loss) from investment activities:
Net investment income	0.38	0.69	0.79	0.74	1.21
Net realized and unrealized gains (losses)	0.30	0.51	1.34	0.38	0.04

Total from investment activities	0.68	1.20	2.13	1.12	1.25

Distributions to shareholders:
From net investment income	(0.39)	(0.68)	(0.86)	(0.74)	(1.24)
From net realized gains		(1.38)			(0.21)
Return of capital

Total distributions to shareholders	(0.39)	(2.06)	(0.86)	(0.74)	(1.45)

Proceeds from redemption fees		0.04

Net asset value — end of period	$12.06	$11.77	$12.59	$11.32	$10.94

Total return	5.82%	11.04%	19.31%	10.54%	11.85%

Ratios/supplemental data:
Net assets, end of period (000s)	$52,985	$26,905	$53,963	$69,724	$29,506
Ratio of gross expense to average net assets	0.90%	0.74%	0.86%	0.80%	0.84%
Ratio of net expense to average net assets	0.90%	0.71%	0.86%	0.80%	0.80%
Ratio of investment income less gross expenses to average net assets	6.83%	5.80%	6.55%	7.39%	9.79%
Ratio of net investment income to average net assets	6.83%	5.83%	6.55%	7.39%	9.83%
Portfolio turnover rate	86%	461%	187%	134%	226%
The Fund commenced operations on December 17, 1998.

See notes to financial statements.

Semi-Annual Report	56

Understanding Your Fund’s Expenses

Shareholders of mutual funds incur two types of costs: transaction costs incurred from buying or selling Fund shares and ongoing costs incurred from the Funds daily operations. The tables below are provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.

Actual Expenses

The first table is useful in estimating actual expenses paid during the six-month period ended April 30, 2005. It uses the Fund’s actual return and expense ratio for the period (181/365 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expenses that you paid over the period, divide your beginning account value by 1,000 and multiply that number by the number in the Expenses Paid During the Period column. For example a $10,500 account value divided by 1,000 equals 10.5 times $1.00 for the Bunker Hill Money Market Fund yields $10.50 in expense for the period.

	Value November 1, 2004	Value April 30, 2005	6-Month Return	Annual Expense Ratio	Expenses Paid During the Period
Bunker Hill Money Market	$1,000.00	$1,010.50	1.05%	0.20%	$1.00
Limited Maturity	1,000.00	1,008.50	0.85%	0.40%	1.99
Short Bond	1,000.00	999.90	(0.01)%	0.45%	2.23
U.S. Government	1,000.00	998.80	(0.12)%	0.45%	2.23
GNMA	1,000.00	1,015.80	1.58%	0.50%	2.50
Real Return	1,000.00	1,024.00	2.40%	0.38%	1.91
Core Bond	1,000.00	997.20	(0.28)%	0.46%	2.28
Opportunity Bond	1,000.00	992.40	(0.76)%	0.52%	2.57
High Income	1,000.00	987.70	(1.23)%	0.52%	2.56
Tax Exempt Bond	1,000.00	1,004.70	0.47%	0.50%	2.49
California Municipal Income	1,000.00	1,005.50	0.55%	0.50%	2.49
Growth & Income	1,000.00	1,038.00	3.80%	0.80%	4.04
Market Return	1,000.00	1,026.90	2.69%	0.45%	2.26
U.S. Growth Leaders	1,000.00	1,077.50	7.75%	1.00%	5.15
Small Cap Leaders	1,000.00	1,082.90	8.29%	1.00%	5.16
Global Short Bond	1,000.00	1,006.70	0.67%	0.54%	2.69
Global Fixed Income	1,000.00	1,024.80	2.48%	0.55%	2.76
Emerging Markets Bond	1,000.00	1,058.20	5.82%	0.90%	4.59

57	Paydenfunds

Hypothetical Expenses

The table below is provided so that you can compare a Fund’s ongoing expense with those of another fund. It uses a hypothetical gross annual return of 5%, which is not the Fund’s actual return and the Fund’s actual expense ratio (181/365 days) for the six-month period ended April 30, 2005 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

	Value November 1, 2004	Value April 30, 2005	6-Month Return	Annual Expense Ratio	Expenses Paid During the Period
Bunker Hill Money Market	$1,000.00	$1,023.80	2.38%	0.20%	$1.00
Limited Maturity	1,000.00	1,022.81	2.28%	0.40%	2.01
Short Bond	1,000.00	1,022.56	2.26%	0.45%	2.26
U.S. Government	1,000.00	1,022.56	2.26%	0.45%	2.26
GNMA	1,000.00	1,022.32	2.23%	0.50%	2.51
Real Return	1,000.00	1,022.91	2.29%	0.38%	1.91
Core Bond	1,000.00	1,022.51	2.25%	0.46%	2.31
Opportunity Bond	1,000.00	1,022.22	2.22%	0.52%	2.61
High Income	1,000.00	1,022.22	2.22%	0.52%	2.61
Tax Exempt Bond	1,000.00	1,022.32	2.23%	0.50%	2.51
California Municipal Income	1,000.00	1,022.32	2.23%	0.50%	2.51
Growth & Income	1,000.00	1,020.83	2.08%	0.80%	4.01
Market Return	1,000.00	1,022.56	2.26%	0.45%	2.26
U.S. Growth Leaders	1,000.00	1,019.84	1.98%	1.00%	5.01
Small Cap Leaders	1,000.00	1,019.84	1.98%	1.00%	5.01
Global Short Bond	1,000.00	1,022.12	2.21%	0.54%	2.71
Global Fixed Income	1,000.00	1,022.07	2.21%	0.55%	2.76
Emerging Markets Bond	1,000.00	1,020.33	2.03%	0.90%	4.51

Semi-Annual Report	58

Name, Address and Age	Position with Fund	Year Elected	Principal Occupation(s) Past 5 Years	Funds Series	Other Directorships Held
333 S. Grand Avenue Los Angeles CA 90071 Trustees (1)

W.D. Hilton, Jr.	Independent Trustee	1993	President and CEO, Trust Services, Inc.; Executive Director, NGC Bodily Injury Trust; and Managing Trustee, Fuller-Austin Trust	All	Trustee, The Metzler/Payden Investment Group; Director, BM&F, Ltd.

James Clayburn LaForce, Jr.	Independent Trustee	1992	Dean Emeritus, The John E. Anderson School of Management at the University of California, Los Angeles	All	Trustee, The Metzler/Payden Investment Group; Trustee, BlackRock Closed End Funds; Trustee, Advisors Series Trust; Director, CancerVax Corp.; Director, Arena Pharmaceuticals, Inc.

Gerald S. Levey, M.D.	Independent Trustee	2000	Vice Chancellor, Medical Sciences, and Dean, School of Medicine at the University of California, Los Angeles	All	Trustee, The Metzler/Payden Investment Group

Thomas V. McKernan, Jr.	Independent Trustee	1993	President and CEO, Automobile Club of Southern California	All	Director, Blue Shield of California; Director, Forest Lawn Memorial Park

Dennis C. Poulsen	Independent Trustee	1992	Chairman of the Board, Rose Hills Company	All	Director, Rose Hills Company; Director, Ameron International Corp.

Stender E. Sweeney	Independent Trustee	1992	Private Investor	All

Joan A. Payden	Interested Trustee	1992	President, CEO and Director, Payden & Rygel	All

Christopher N. Orndorff	Interested Trustee	1992	Managing Principal and Director, Payden & Rygel	All

Mary Beth Syal	Interested Trustee	2000	Managing Principal and Director, Payden & Rygel	All

Officers (2)

Joan A. Payden	Chairman and CEO	1992	President, CEO and Director, Payden & Rygel	All

Yot Chattrabhuti	Vice President	1997	Senior Vice President, Mutual Fund Operations, Payden & Rygel	All

Bradley F. Hersh	Vice President and Treasurer	1998	Vice President and Treasurer, Payden & Rygel	All

Brian W. Matthews	CFO	2003	Managing Principal, CFO and Director, Payden & Rygel	All

David L. Wagner	Vice President and CCO	1996	Vice President, Risk Management, Payden & Rygel	All

Edward S. Garlock	Secretary	1997	Managing Principal, General Counsel and Director, Payden & Rygel	All

(1)	Trustees do not have a set term of office, but serve until their resignation, death or removal.
(2)	Officers are elected by, and serve at the pleasure of, The Board of Trustees.

59	Paydenfunds

IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Paydenfunds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member NASD.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov or the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800 SEC-0330.

To view the Fund’s proxy voting guidelines and proxy voting record, visit the SEC’s web site at http://www.sec.gov. You may also call 800 572-9336 to request a free copy of the proxy voting guidelines.

U.S. BOND FUNDS

Bunker Hill Money Market Fund

Limited Maturity Fund

Short Bond Fund

U.S. Government Fund

GNMA Fund

Real Return Fund

Core Bond Fund

Opportunity Bond Fund

High Income Fund

TAX EXEMPT FUNDS

Tax Exempt Bond Fund

California Municipal Income Fund

U.S. STOCK FUNDS

Growth & Income Fund

Market Return Fund

U.S. Growth Leaders Fund

Small Cap Leaders Fund

GLOBAL BOND FUNDS

Global Short Bond Fund

Global Fixed Income Fund

Emerging Markets Bond Fund

Paydenfunds

333 South Grand Avenue, Los Angeles, California 90071

800 5-PAYDEN  800 572-9336  payden.com

ITEM 2. CODE OF ETHICS

Not required in a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included as a part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of these controls and procedures as required by the applicable regulations, that the registrant’s disclosure controls and procedures are effective in ensuring that material information relating to the registrant has been made known to them by others within the registrant, particularly during the six-month period ended April 30, 2005.

(b) During the second fiscal quarter of the period covered by this report, there were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a) Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(c) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached as Exhibit 99.906CERT. The certifications furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Payden & Rygel Investment Group

By:	/s/ JOAN A. PAYDEN
Joan A. Payden
Chairman

Date: July 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Payden & Rygel Investment Group

By:	/s/ BRIAN W. MATTHEWS
Brian W. Matthews
Executive Vice President and Chief Financial Officer

Date: July 1, 2005